UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Virtus Investment Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-243-1574

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

ANNUAL REPORT
VIRTUS INVESTMENT TRUST

June 30, 2021
Virtus AllianzGI Emerging Markets Opportunities Fund (f/k/a AllianzGI Emerging Markets Opportunities Fund)
Virtus AllianzGI Focused Growth Fund* (f/k/a AllianzGI Focused Growth Fund)
Virtus AllianzGI Global Small-Cap Fund* (f/k/a AllianzGI Global Small-Cap Fund)
Virtus AllianzGI Health Sciences Fund (f/k/a AllianzGI Health Sciences Fund)
Virtus AllianzGI Income & Growth Fund* (f/k/a AllianzGI Income & Growth Fund)
Virtus AllianzGI Mid-Cap Growth Fund (f/k/a AllianzGI Mid-Cap Fund)
Virtus AllianzGI Small-Cap Fund (f/k/a AllianzGI Small-Cap Fund)
Virtus AllianzGI Technology Fund (f/k/a AllianzGI Technology Fund)
Virtus NFJ Dividend Value Fund (f/k/a AllianzGI Dividend Value Fund)
Virtus NFJ International Value Fund (f/k/a AllianzGI International Value Fund)
Virtus NFJ Large-Cap Value Fund (f/k/a AllianzGI Large-Cap Value Fund)
Virtus NFJ Mid-Cap Value Fund (f/k/a AllianzGI Mid-Cap Value Fund)
Virtus NFJ Small-Cap Value Fund (f/k/a AllianzGI Small-Cap Value Fund)
*Prospectus supplement applicable to this fund appears at the back of this annual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus AllianzGI Emerging Markets Opportunities Fund (“AllianzGI Emerging Markets Opportunities Fund”)	9	39
Virtus AllianzGI Focused Growth Fund (“AllianzGI Focused Growth Fund”)	12	41
Virtus AllianzGI Global Small-Cap Fund (“AllianzGI Global Small-Cap Fund”)	14	43
Virtus AllianzGI Health Sciences Fund (“AllianzGI Health Sciences Fund”)	17	46
Virtus AllianzGI Income & Growth Fund (“AllianzGI Income & Growth Fund”)	20	48
Virtus AllianzGI Mid-Cap Growth Fund (“AllianzGI Mid-Cap Growth Fund”)	23	60
Virtus AllianzGI Small-Cap Fund (“AllianzGI Small-Cap Fund”)	25	62
Virtus AllianzGI Technology Fund (“AllianzGI Technology Fund”)	27	67
Virtus NFJ Dividend Value Fund (“NFJ Dividend Value Fund”)	29	70
Virtus NFJ International Value Fund (“NFJ International Value Fund”)	31	72
Virtus NFJ Large-Cap Value Fund (“NFJ Large-Cap Value Fund”)	33	74
Virtus NFJ Mid-Cap Value Fund (“NFJ Mid-Cap Value Fund”)	35	76
Virtus NFJ Small-Cap Value Fund (“NFJ Small-Cap Value Fund”)	37	78
Statements of Assets and Liabilities		80
Statements of Operations		88
Statements of Changes in Net Assets		93
Financial Highlights		98
Notes to Financial Statements		110
Report of Independent Registered Public Accounting Firm		134
Tax Information Notice		135
Statement Regarding Liquidity Risk Management Program		136
Fund Management Tables		137
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to welcome you to the Virtus Funds. On February 1, 2021, Virtus Investment Partners finalized a strategic partnership with Allianz Global Investors (AllianzGI) that provides continuity in the investment approach and the portfolio team that manages your Fund.
This annual report reviews the performance of your Fund for the 12 months ended June 30, 2021. Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the 12 months, U.S. small-cap stocks gained 62.03% as measured by the Russell 2000® Index, strongly outperforming large-capitalization stocks, which returned 40.79%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 32.35%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 40.90%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.45% on June 30, 2021, from 0.66% on June 30, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 0.33% for the 12-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 15.37%.
If you are new to the Virtus Funds, I encourage you to visit Virtus.com to learn more about the Virtus family of funds, our investment managers and the many investment strategies we offer.
Our entire team looks forward to serving you. We are available to answer any questions you may have about your Fund and the transition to Virtus. If you have questions about your account or require assistance, please call our customer service team at 800-243-1574. Welcome to Virtus!
Sincerely,
George R. Aylward
President, Virtus Funds
August 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Investment Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended June 30, 2021.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,109.40	1.29%	$ 6.75
	Class C	1,000.00	1,105.20	2.04	10.65
	Class P	1,000.00	1,110.80	1.03	5.39
	Institutional Class	1,000.00	1,111.40	0.94	4.92
	Class R6	1,000.00	1,111.50	0.89	4.66
AllianzGI Focused Growth Fund
	Class A	1,000.00	1,127.00	0.95	5.01
	Class C	1,000.00	1,122.90	1.69	8.90
	Class P	1,000.00	1,128.10	0.71	3.75
	Institutional Class	1,000.00	1,128.50	0.67	3.54
	Class R6	1,000.00	1,128.80	0.62	3.27
	Administrative Class	1,000.00	1,127.40	0.92	4.85
AllianzGI Global Small-Cap Fund
	Class A	1,000.00	1,112.30	1.59	8.33
	Class C	1,000.00	1,108.10	2.33	12.18
	Class P	1,000.00	1,113.50	1.34	7.02
	Institutional Class	1,000.00	1,114.00	1.28	6.71
AllianzGI Health Sciences Fund
	Class A	1,000.00	1,138.60	1.40	7.42
	Class C	1,000.00	1,134.50	2.14	11.33
	Class P	1,000.00	1,140.20	1.13	6.00
	Institutional Class	1,000.00	1,140.20	1.13	6.00
AllianzGI Income & Growth Fund
	Class A	1,000.00	1,070.80	1.14	5.85
	Class C	1,000.00	1,066.70	1.89	9.68
	Class P	1,000.00	1,072.00	0.90	4.62
	Institutional Class	1,000.00	1,072.00	0.89	4.57
AllianzGI Mid-Cap Growth Fund
	Class A	1,000.00	1,112.40	1.00	5.24
	Class C	1,000.00	1,109.70	1.75	9.15
	Class P	1,000.00	1,114.60	0.76	3.98
	Institutional Class	1,000.00	1,114.90	0.78	4.09
	Administrative Class	1,000.00	1,112.50	0.96	5.03

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Small-Cap Fund
	Class A	$1,000.00	$1,150.70	1.17%	$ 6.24
	Class C	1,000.00	1,146.40	1.92	10.22
	Class P	1,000.00	1,152.00	0.92	4.91
	Institutional Class	1,000.00	1,152.80	0.82	4.38
	Class R6	1,000.00	1,153.10	0.77	4.11
AllianzGI Technology Fund
	Class A	1,000.00	1,067.50	1.43	7.33
	Class C	1,000.00	1,063.60	2.18	11.15
	Class P	1,000.00	1,068.70	1.18	6.05
	Institutional Class	1,000.00	1,069.00	1.15	5.90
	Administrative Class	1,000.00	1,067.60	1.41	7.23
NFJ Dividend Value Fund
	Class A	1,000.00	1,148.10	1.00	5.33
	Class C	1,000.00	1,144.50	1.73	9.20
	Class P	1,000.00	1,149.20	0.73	3.89
	Institutional Class	1,000.00	1,149.70	0.70	3.73
	Class R6	1,000.00	1,150.80	0.65	3.47
	Administrative Class	1,000.00	1,149.20	0.94	5.01
NFJ International Value Fund
	Class A	1,000.00	1,113.40	1.31	6.86
	Class C	1,000.00	1,109.40	2.00	10.46
	Class P	1,000.00	1,114.90	1.02	5.35
	Institutional Class	1,000.00	1,115.30	0.95	4.98
	Class R6	1,000.00	1,115.10	0.90	4.72
	Administrative Class	1,000.00	1,113.50	1.22	6.39
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,149.00	1.02	5.43
	Class C	1,000.00	1,144.90	1.75	9.31
	Class P	1,000.00	1,150.40	0.76	4.05
	Institutional Class	1,000.00	1,150.80	0.74	3.95
	Administrative Class	1,000.00	1,148.90	1.00	5.33
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,158.00	1.00	5.35
	Class C	1,000.00	1,153.50	1.75	9.34
	Class P	1,000.00	1,159.10	0.75	4.02
	Institutional Class	1,000.00	1,160.00	0.65	3.48
	Class R6	1,000.00	1,160.20	0.60	3.21
	Administrative Class	1,000.00	1,158.10	0.90	4.82
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,165.10	1.18	6.33
	Class C	1,000.00	1,160.90	1.90	10.18
	Class P	1,000.00	1,165.80	0.90	4.83
	Institutional Class	1,000.00	1,167.00	0.82	4.41
	Class R6	1,000.00	1,166.60	0.77	4.14
	Administrative Class	1,000.00	1,165.20	1.07	5.74

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,018.40	1.29%	$ 6.46
	Class C	1,000.00	1,014.68	2.04	10.19
	Class P	1,000.00	1,019.69	1.03	5.16
	Institutional Class	1,000.00	1,020.13	0.94	4.71
	Class R6	1,000.00	1,020.38	0.89	4.46
AllianzGI Focused Growth Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,016.41	1.69	8.45
	Class P	1,000.00	1,021.27	0.71	3.56
	Institutional Class	1,000.00	1,021.47	0.67	3.36
	Class R6	1,000.00	1,021.72	0.62	3.11
	Administrative Class	1,000.00	1,020.23	0.92	4.61
AllianzGI Global Small-Cap Fund
	Class A	1,000.00	1,016.91	1.59	7.95
	Class C	1,000.00	1,013.24	2.33	11.63
	Class P	1,000.00	1,018.15	1.34	6.71
	Institutional Class	1,000.00	1,018.45	1.28	6.41
AllianzGI Health Sciences Fund
	Class A	1,000.00	1,017.85	1.40	7.00
	Class C	1,000.00	1,014.18	2.14	10.69
	Class P	1,000.00	1,019.19	1.13	5.66
	Institutional Class	1,000.00	1,019.19	1.13	5.66
AllianzGI Income & Growth Fund
	Class A	1,000.00	1,019.14	1.14	5.71
	Class C	1,000.00	1,015.42	1.89	9.44
	Class P	1,000.00	1,020.33	0.90	4.51
	Institutional Class	1,000.00	1,020.38	0.89	4.46
AllianzGI Mid-Cap Growth Fund
	Class A	1,000.00	1,019.84	1.00	5.01
	Class C	1,000.00	1,016.12	1.75	8.75
	Class P	1,000.00	1,021.03	0.76	3.81
	Institutional Class	1,000.00	1,020.93	0.78	3.91
	Administrative Class	1,000.00	1,020.03	0.96	4.81
AllianzGI Small-Cap Fund
	Class A	1,000.00	1,018.99	1.17	5.86
	Class C	1,000.00	1,015.27	1.92	9.59
	Class P	1,000.00	1,020.23	0.92	4.61
	Institutional Class	1,000.00	1,020.73	0.82	4.11
	Class R6	1,000.00	1,020.98	0.77	3.86
AllianzGI Technology Fund
	Class A	1,000.00	1,017.70	1.43	7.15
	Class C	1,000.00	1,013.98	2.18	10.89
	Class P	1,000.00	1,018.94	1.18	5.91
	Institutional Class	1,000.00	1,019.09	1.15	5.76
	Administrative Class	1,000.00	1,017.80	1.41	7.05

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Dividend Value Fund
	Class A	$1,000.00	$1,019.84	1.00%	$ 5.01
	Class C	1,000.00	1,016.22	1.73	8.65
	Class P	1,000.00	1,021.17	0.73	3.66
	Institutional Class	1,000.00	1,021.32	0.70	3.51
	Class R6	1,000.00	1,021.57	0.65	3.26
	Administrative Class	1,000.00	1,020.13	0.94	4.71
NFJ International Value Fund
	Class A	1,000.00	1,018.30	1.31	6.56
	Class C	1,000.00	1,014.88	2.00	9.99
	Class P	1,000.00	1,019.74	1.02	5.11
	Institutional Class	1,000.00	1,020.08	0.95	4.76
	Class R6	1,000.00	1,020.33	0.90	4.51
	Administrative Class	1,000.00	1,018.74	1.22	6.11
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,019.74	1.02	5.11
	Class C	1,000.00	1,016.12	1.75	8.75
	Class P	1,000.00	1,021.03	0.76	3.81
	Institutional Class	1,000.00	1,021.12	0.74	3.71
	Administrative Class	1,000.00	1,019.84	1.00	5.01
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,019.84	1.00	5.01
	Class C	1,000.00	1,016.12	1.75	8.75
	Class P	1,000.00	1,021.08	0.75	3.76
	Institutional Class	1,000.00	1,021.57	0.65	3.26
	Class R6	1,000.00	1,021.82	0.60	3.01
	Administrative Class	1,000.00	1,020.33	0.90	4.51
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,018.94	1.18	5.91
	Class C	1,000.00	1,015.37	1.90	9.49
	Class P	1,000.00	1,020.33	0.90	4.51
	Institutional Class	1,000.00	1,020.73	0.82	4.11
	Class R6	1,000.00	1,020.98	0.77	3.86
	Administrative Class	1,000.00	1,019.49	1.07	5.36

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Gross Domestic Product (“GDP”)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
ICE BofA US Convertibles Index
The ICE BofA US Convertibles Index is a widely used, unmanaged index that measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA US High Yield Index
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI AC World ex USA Index (net)
The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Health Care Index (net)
The MSCI World Health Care Index is designed to capture the large and mid cap segments across Developed Markets countries. Developed Markets countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. All securities in the index are classified in the Health Care sector as per the Global Industry Classification Standard. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2021
MSCI World Small-Cap Index (net)
The MSCI World Small-Cap Index captures small-cap representation across Developed Markets countries. Developed Markets countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
NASDAQ Composite Index
The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Index
The Russell 1000® Index is an unmanaged index that consists of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies It is highly correlated with the S&P 500® Index. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Value Index
The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2021
S&P North American Technology Sector Index
The S&P North American Technology Sector Index provides investors with a benchmark that represents U.S. securities classified under the Global Industry Classification Standard information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Ticker Symbols:
Class A : AOTAX
Class C: AOTCX
Class P: AEMPX
Institutional Class: AOTIX
Class R6: AEMOX
AllianzGI Emerging Markets Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking to maximize long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 2021, the Fund’s Class A shares at NAV returned 46.70%, Class C shares at NAV returned 45.62%, Class P shares at NAV returned 47.13%†, Institutional Class shares at NAV returned 47.27%, and Class R6 shares at NAV returned 47.30%†. For the same period, the MSCI Emerging Markets Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 40.90%.
   † See footnote 5 on page 10.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Emerging markets (EM) equities were decidedly positive during the reporting period ended June 30, 2021, thanks to improved investor sentiment, accommodative fiscal and monetary policies, and optimism over the global reopening following the rollout of multiple COVID-19 vaccines. EM equities were broadly higher, advancing in nine out of 12 months during the reporting period.
Initially, EM equities were higher in seven of the first eight months during the reporting period – with September 2020 the lone negative month of these first eight months – as investor sentiment was lifted by signs of ongoing economic recovery in China and positive COVID-19 vaccine news. Expectations that monetary policy would remain loose also supported stocks, as did a weaker U.S. dollar. President Biden’s victory in the U.S. presidential election provided much-needed clarity for the markets. EM equities witnessed strong inflows on optimism over the outlook for a global economic recovery and hopes that the new U.S. administration would herald the return of a more normal trading environment. However, sentiment turned in March 2021 – the only other negative month during the fiscal year – as higher U.S. bond yields and a stronger U.S. dollar weighed on the outlook for emerging economies, particularly those that borrow heavily in U.S. dollars. While gross domestic product (GDP) growth picked up in 2021, so did inflation, with several EM central banks raising rates from March 2021 onward. EM equities continued their ascent, with modest gains in April through the end of June 2021.
Within the MSCI Emerging Markets Index (net), country results were led by strong gains in technology-related segments within Taiwan as well as outsized performance in South Korea, a proxy for global trading activity. India was also a top contributor, despite rising COVID-19 cases that stood to slow the country’s economy, while China, the benchmark’s biggest weight, advanced more modestly. Meanwhile, Turkey and Egypt were the only two laggards due to macroeconomic headwinds and concerns about slowing inflation-adjusted growth. Sectors were higher across the board, with all 11 sectors posting gains. Information technology and materials were the top two performers by a sizeable margin, followed by industrials. Conversely, the real estate sector posted more modest gains because of price deterioration concerns due to the impact of the global pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund benefitted from a combination of bottom-up stock selection along with a tailwind from country and sector allocations. Specifically, strong bottom-up stock picking in Taiwan contributed to results, as did an overweight allocation to the country, which was the top performer for the Fund’s benchmark MSCI Emerging Markets Index (net). Individual stock selection in South Korea, Malaysia, and India also contributed to the above-benchmark return for the Fund. This was partially offset by short-term stock selection in South Africa, China, and Thailand.
On a sector basis, the Fund’s sizeable overweight allocation and bottom-up stock selection in information technology, the benchmark’s top-performing sector, drove results. Successful stock picking in financials, health care, consumer discretionary, and consumer staples also aided performance. Conversely, stock selection in communication services and materials trailed the benchmark during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Focused Investments: To the extent the portfolio focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Emerging Markets Opportunities Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Banks	18%
Metals & Mining	11
Semiconductors & Semiconductor Equipment	10
Technology Hardware, Storage & Peripherals	8
Oil, Gas & Consumable Fuels	7
Interactive Media & Services	5
Insurance	4
Internet & Direct Marketing Retail	4
Life Sciences Tools & Services	4
Automobiles	4
Other (includes short-term investment)	25
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Emerging Markets Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	46.70%	12.44%	4.30%	— %	—
Class A shares at POP[3,4]	38.63	11.18	3.71	—	—
Class C shares at NAV[2] and with CDSC[4]	45.62	11.61	3.52	—	—
Class P shares at NAV[2]	47.13 [5]	12.73	4.56	—	—
Institutional Class shares at NAV[2]	47.27	12.85	4.67	—	—
Class R6 shares at NAV[2]	47.30 [5]	12.89	—	13.19	12/14/15
MSCI Emerging Markets Index (net)	40.90	13.03	4.28	13.57 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.46%, Net 1.30%; Class C shares: Gross 2.19%, Net 2.05%; Class P shares: Gross 1.21%, Net 1.05%; Institutional Class shares: Gross 1.22%, Net 0.95%; Class R6 shares: Gross 1.15%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, and Institutional Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : PGWAX
Class C: PGWCX
Class P: AOGPX
Institutional Class: PGFIX
Class R6: AFGFX
Administrative Class: PGFAX
AllianzGI Focused Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is non-diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 47.48%†, Class C shares at NAV returned 46.39%, Class P shares at NAV returned 47.83%, Institutional Class shares at NAV returned 47.94%, Class R6 shares at NAV returned 48.02%, and Administrative Class shares at NAV returned 47.60%. For the same period, the Russell 1000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned 42.50%.
   † See footnote 3 on page 12.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
U.S. equities surged over the period ended June 30, 2021, with both the broad S&P 500® Index and technology-focused Nasdaq Composite Index hitting a series of fresh highs. Sentiment was buoyed by better-than-expected corporate earnings, positive vaccine news and the subsequent rollout, and massive fiscal stimulus.
Rising inflationary pressures increased speculation that the Federal Reserve (the “Fed”) might start to taper its bond-buying program. While for much of the period the Fed insisted that any increase in inflation would be transient, in June of 2021 it changed its projection for the future path of interest rates. U.S. policymakers now forecast two rate rises in 2023 – previously they had forecast that rates would not rise until 2024. Nevertheless, the Fed reiterated that it would not act preemptively to counter the possible onset of inflation.
The reporting period saw a rotation out of popular growth stocks, many of which had benefited as people were forced to work, study, and shop from home. However, despite the shift in sentiment, company fundamentals appeared strong across many industries including growth and more economically sensitive companies.
What factors affected the Fund’s performance during its fiscal year?
The Fund performed strongly for the 12-month period ended June 30, 2021. The primary drivers of the Fund’s performance included positions in companies in the semiconductor, software, information technology services, and hardware industries.
Consumer staples, consumer discretionary, and technology were the top contributing sectors during the period. Energy was the only sector that detracted from performance.
At the stock level, positions in Tesla, Apple, Microsoft, Nvidia, and Facebook were the largest contributors to performance. Conversely, positions in Natera, Roku, Disney, Dexcom, and AstraZeneca detracted from the Fund’s returns.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Focused Investments: To the extent the portfolio focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
IT Services	13%
Software	12
Interactive Media & Services	11
Technology Hardware, Storage & Peripherals	9
Semiconductors & Semiconductor Equipment	9
Internet & Direct Marketing Retail	6
Healthcare Equipment & Supplies	5
Automobiles	4
Biotechnology	3
Capital Markets	3
Other (includes short-term investment)	25
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Focused Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	47.48% [3]	23.27%	17.75%	— %	—
Class A shares at POP[4,5]	39.37	21.89	17.08	—	—
Class C shares at NAV[2] and with CDSC[5]	46.39	22.33	16.86	—	—
Class P shares at NAV[2]	47.83	23.55	18.03	—	—
Institutional Class shares at NAV[2]	47.94	23.67	18.15	—	—
Class R6 shares at NAV[2]	48.02	23.74	—	21.17	12/14/15
Administrative Class shares at NAV[2]	47.60	23.37	17.85	—	—
Russell 1000® Growth Index	42.50	23.66	17.87	21.56 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 0.95%, Net 0.95%; Class C shares: Gross 1.67%, Net 1.67%; Class P shares: Gross 0.71%, Net 0.71%; Institutional Class shares: Gross 0.69%, Net 0.67%; Class R6 shares: Gross 0.63%, Net 0.62%; Administrative Class shares: Gross 0.96%, Net 0.92%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : RGSAX
Class C: RGSCX
Class P: ARSPX
Institutional Class: DGSCX
AllianzGI Global Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 2021, the Fund’s Class A shares at NAV returned 53.24%, Class C shares at NAV returned 52.11%, Class P shares at NAV returned 53.62%†, and Institutional Class shares at NAV returned 53.75%. For the same period, the MSCI World Small-Cap Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 52.88%.
   † See footnote 5 on page 15.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Global small-cap stocks surged over the second half of 2020, with many markets ending the calendar year at or near record highs. Stocks initially climbed strongly amid hopes that the global economy was through the worst of its COVID-19 pandemic-induced slowdown, but these hopes were dashed as new infection rates increased rapidly. However, November 2020 was one of the strongest months on record, as positive COVID-19 vaccine news added to optimism over Joe Biden’s victory in the U.S. presidential election. The year ended on a positive note, with the U.K. and EU agreeing on a post-Brexit trading relationship and several countries beginning to roll out vaccines.
Global small caps rose during the first half of 2021 as the distribution of COVID-19 vaccines boosted the outlook for a global economic recovery from the pandemic. President Biden’s plans for massive fiscal stimulus further bolstered sentiment, although concerns grew about rising inflationary pressures.
European equities were among the strongest performers, as there was a rotation into economically sensitive companies and out of technology stocks. In addition, energy companies soared as oil prices rallied on expectations of strong demand. Banks also rebounded as higher long-term bond yields lifted the outlook for their profit margins.
For the full 12-month period, global small-cap stocks outperformed global large caps.
What factors affected the Fund’s performance during its fiscal year?
The Fund posted a strong positive total return for the 12 months ended June 30, 2021, and outperformed its benchmark at the NAV, the MSCI World Small Cap Index.
In absolute terms, all small-cap markets performed strongly. U.S. small caps registered the strongest gains, followed by small caps from Europe and Asia Pacific. In relative terms, the Fund’s U.S. portfolio outperformed its local market. The Fund’s Pacific ex-Japan, European, and Japanese portfolios lagged their respective indexes.
February and March of 2021 were relatively tough months for the Fund as rapidly rising yields in the U.S. caused growth-oriented stocks to struggle, while companies facing strong headwinds that could lead to their insolvency unless they make major business changes, which the Fund avoids holding, did well.
Since November of 2020, the value style was a headwind for the Fund. While the Fund is positioned in stocks that can benefit from an improving economic environment, we seek to avoid companies that face headwinds. These companies typically struggle, but do well when the economic environment starts to improve dramatically.
The Fund’s outperformance can largely be explained by beneficial stock picking, which proved profitable in the health care, financials, and materials sectors. Stock picking in the consumer discretionary, communication services, and industrials industries had a negative impact on performance.
Sector allocation added to the Fund’s outperformance. The Fund’s overweight position in health care and underweights in utilities and real estate stocks contributed positively to performance. On the other hand, the Fund’s underweight to energy companies and overweights in materials and communication services weighed on relative performance.
The Fund’s holdings in Plug Power, SunPower, Immunomedics, Western Alliance Bancorp, and Penn National Gaming, all U.S. companies, contributed an aggregate 6.52% to relative performance. Plug Power is an alternative energy company that focuses on hydrogen production and fuel cell systems used primarily for forklifts and stationary power backup. SunPower is an integrated solar products and services company. Immunomedics is a biopharmaceutical company focused on antibody-based therapies for cancer treatment. Western Alliance Bancorp is a multi-bank holding company. Penn National Gaming owns and operates Charles Town Races in West Virginia, which features slot machines, casinos in Mississippi, and a riverboat gaming facility in Louisiana.
The Fund’s holdings in Everquote, Quotient, Zynga, PetIQ, and Huron Consulting, all U.S. companies, detracted an aggregate 3.10% from relative performance. Everquote is a digital advertising company focused on the insurance industry. As of the end of the period, the Fund continued to monitor its position and the company’s ability to grow. Quotient develops and manufactures transfusion diagnostic products. The Fund exited Quotient in March 2021 to fund other opportunities that we believe have better risk/return profiles. Zynga designs and develops video game software and offers a wide range of online social games. The Fund continued to hold the position at the end of the reporting period. PetIQ manufactures and distributes health and wellness products for dogs and cats. The Fund sold the stock in the fourth quarter of 2020. Huron Consulting provides a variety of consulting services designed to assist clients in achieving growth and profitability, improving their quality of service, and managing corporate transitions. The Fund reduced its position during the reporting period in favor of other opportunities.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Global Small-Cap Fund (Continued)
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Machinery	6%
Banks	5
Chemicals	5
IT Services	5
Healthcare Equipment & Supplies	4
Semiconductors & Semiconductor Equipment	4
Electronic Equipment, Instruments & Components	3
Construction & Engineering	3
Software	3
Specialty Retail	3
Other (includes short-term investment)	59
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Global Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	53.24%	14.18%	10.57%
Class A shares at POP[3,4]	44.82	12.89	9.94
Class C shares at NAV[2] and with CDSC[4]	52.11	13.32	9.74
Class P shares at NAV[2]	53.62 [5]	14.45	10.84
Institutional Class shares at NAV[2]	53.75	14.57	10.95
MSCI World Small-Cap Index (net)	52.88	14.37	10.54
Fund Expense Ratios[6]: Class A shares: Gross 1.65%, Net 1.63%; Class C shares: Gross 2.39%, Net 2.38%; Class P shares: Gross 1.42%, Net 1.38%; Institutional Class shares: Gross 1.41%, Net 1.28%; Class R6 shares: Gross 1.34%, Net 1.23%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, and Institutional Class shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : RAGHX
Class C: RCGHX
Class P: AAAEX
Institutional Class: HLHIX
AllianzGI Health Sciences Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 27.66%, Class C shares at NAV returned 26.73%, Class P shares at NAV returned 26.91% from July 13, 2020 (inception date) through June 30, 2021, and Institutional Class shares at NAV returned 28.07%. For the same period, the MSCI World Health Care Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 23.04%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Health care stocks were decidedly positive during the 12 months ended June 30, 2021, thanks to improved investor sentiment and accommodative fiscal and monetary policies, coupled with optimism over the global reopening following the rollout of multiple COVID-19 vaccines. Health care stocks were broadly higher, advancing in nine out of 12 months during the reporting period.
Initially, health care shares were higher in July and August of 2020, as a positive spotlight was put on the asset class following the impact from the COVID-19-led pandemic. Stocks climbed strongly amid hopes that the global economy was through the worst of its COVID-19 pandemic-induced slowdown, but these hopes were dashed as new infection rates increased rapidly. Health care stocks declined in September and October 2020 as investors instead bid up the price of technology and consumer-related segments that benefitted from work-from-home exposure, rather than the defensive growth offered by health care shares. Joe Biden’s victory in the U.S. presidential election in early November 2020 provided much-needed clarity for markets and hopes that the new U.S. administration would usher in a more normal trading environment.
The outperformance of health care stocks continued in December 2020 and January 2021 as the rollout of COVID-19 vaccines boosted the outlook for a global economic recovery from the pandemic. President Biden’s plans for massive fiscal stimulus further bolstered sentiment, although concerns grew about rising inflationary pressures. Sentiment shifted in February 2021 – the only other negative month during the fiscal year – as rising inflation concerns led to higher U.S. bond yields and a stronger U.S. dollar, which impacted the defensive-growth nature of health care stocks. The sector advanced on a strong footing each month from March through June 2021 to end the fiscal year as economic news supported growing optimism over the global economic outlook, with several countries returning to near pre-pandemic growth levels.
The U.S. economy was particularly strong, helped by massive fiscal support. In Europe, another wave of infections dampened first-quarter 2021 growth, but economies roared back in the second quarter as the rollout of vaccines allowed restrictions to be eased. Asian economies were mixed, with several countries that had successfully suppressed the virus imposing new lockdowns during the second quarter, given the resurgence of outbreaks. Rising inflationary pressures sparked speculation that central banks would start to scale back the extraordinary support measures they had implemented in 2020.
Industry performance within the health care sector was varied, though each of the six key industry groups performed higher for the period. Life sciences tools & services was the top performer, followed closely by health care equipment and health care providers, which both gained on positive economic reopening news. Meanwhile, biotechnology shares advanced more modestly as the rotation out of high growth and into more valuation conscious segments of the market impacted the industry toward the end of the reporting period.
What factors affected the Fund’s performance during its fiscal year?
The Fund benefitted from strong bottom-up stock selection relative to the benchmark, while top-down sector allocation offset results modestly. Stock selection in pharmaceuticals led gains to the upside, followed by bottom-up selection in the life sciences tools & services industry. A modest underweight to biotechnology, the benchmark’s worst performer, contributed to results, as did stock selection within the sector. An underweight allocation and more conservative stock selection in health care equipment & supplies detracted from performance during the reporting period.
The Fund’s top performer was Immunomedics, a provider of diagnostic imaging and breast cancer treatments, which surged following a buyout offer from Gilead Sciences. Tenet Healthcare, a hospital facilities owner and manager, rallied due to its debt reduction actions, improved operating execution, and the continued easing of COVID-19. Avantor, Horizon Therapeutics, and BioNTech rounded out the top five relative contributors for the 12-month period.
Meanwhile, performance results were offset by BioMarin Pharmaceutical, as the developer of enzyme products declined after U.S. drug regulators failed to approve the company’s gene therapy for a blood-clotting disorder. The investment team made the decision to fully exit the stock shortly after the news. Shares of Quotient, a maker of transfusion diagnostics, declined due to weaker-than-expected earnings results, lackluster guidance about future earnings, and a convertible note issuance. The Fund continued to hold the stock at the end of the reporting period. A zero weight to Danaher detracted from relative results, as the benchmark holding performed well. Positions in Roche Holdings and UnitedHealth Group detracted from performance more modestly.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Health Sciences Fund (Continued)
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Focused Investments: To the extent the portfolio focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
Foreign Investing: Investing in foreign securities subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Pharmaceuticals	35%
Healthcare Equipment & Supplies	23
Healthcare Providers & Services	15
Biotechnology	14
Life Sciences Tools & Services	11
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Health Sciences Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	27.66%	14.43%	13.98%	— %	—
Class A shares at POP[3,4]	20.63	13.14	13.34	—	—
Class C shares at NAV[2] and with CDSC[4]	26.73	13.58	13.14	—	—
Class P shares at NAV[2]	—	—	—	26.91	7/13/20
Institutional Class shares at NAV[2]	28.07	14.82	—	11.87	12/22/14
MSCI World Health Care Index (net)	23.04	12.33	13.14	— [5]	—
Fund Expense Ratios[6]: Class A shares: 1.34%; Class C shares: 2.07%; Class P shares: 1.09%; Institutional Class shares: 1.10%; Class R6 shares: 1.03%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 21.44% for the inception date of Class P shares and 9.80% for the inception date of Institutional Class shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : AZNAX
Class C: AZNCX
Class P: AIGPX
Institutional Class: AZNIX
AllianzGI Income & Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking total return comprised of current income, current gains and capital appreciation.“There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 30.19%†, Class C shares at NAV returned 29.20%†, Class P shares at NAV returned 30.52%†, and Institutional Class shares at NAV returned 30.62%†. For the same period, the S&P 500® Index, the Fund’s style-specific benchmark appropriate for comparison, returned 40.79% and Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based index, returned -0.33%.
   † See footnote 3 on page 21.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
The three asset classes represented in the Fund – U.S. equities, convertible securities, and high yield bonds – advanced sharply for the fiscal year ended June 30, 2021. The Russell 1000® Growth Index gained 42.5%. The ICE BofA US Convertibles Index and the ICE BofA US High Yield Index returned 45.7% and 15.6%, respectively. By way of comparison, the 10-year U.S. Treasury declined 5.9%, and the S&P 500® Index rose 40.8%.
Multiple factors influenced investor sentiment over the period, including stronger-than-expected corporate earnings, a robust economic recovery, accommodations by the Federal Reserve (the “Fed”), additional U.S. fiscal stimulus, falling COVID-19 infection rates, and COVID-19 vaccine rollout momentum.
During the fiscal year, quarterly financial results for S&P 500® Index companies exceeded estimates due to stronger-than-expected earnings and revenues. Most recently, first-quarter 2021 earnings surpassed estimates by more than 22%, with 86% of the companies beating their projections, according to FactSet, a financial data and software company. Additionally, second-quarter 2021 earnings growth estimates strengthened over the second quarter, with a record number of S&P 500® Index companies issuing positive earnings per share and sales guidance.
The economy recovered rapidly during the 12-month period. Unemployment declined, consumer confidence and surveys of manufacturing and service sector activity rebounded, and housing industry statistics strengthened, while inflation measures accelerated over the second quarter of 2021.
The Fed left its benchmark rate and monthly asset purchases unchanged. Near period-end, Fed Chair Jerome Powell acknowledged that discussions regarding the tapering of asset purchases had begun, but reinforced the message that the rise in inflation is transitory. The Fed’s new dot plot forecast, which signals the Fed’s outlook for the path of interest rates, incorporated 0.50% of tightening in 2023, reflecting the Fed’s expectation of a faster recovery in economic activity and higher inflation.
Following the distribution of $2.2 trillion in U.S. government aid earlier in 2020, new legislation was signed into law in the fourth quarter of 2020, which provided an additional $900 billion in fiscal stimulus and relief, boosting the markets.
What factors affected the Fund’s performance during its fiscal year?
The Fund benefited from its exposure to U.S. equities, convertible securities, and high yield bonds. In addition to providing a positive total return, the Fund delivered a high level of income during the 12 months ended June 30, 2021.
Among equities, information technology, consumer discretionary, and communication services were the top- contributing sectors. Energy was the only sector that detracted from performance. Additionally, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
Regarding convertible securities exposure, all sectors had a positive impact on performance, led by consumer discretionary, technology, and health care.
Among high yield bond holdings, the energy, support-services, and automotive sectors had the greatest positive effect on performance. No industries detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Unrated Fixed Income Securities: If the quality of an unrated fixed income security is not accurately assessed, the portfolio may invest in a security with greater risk than intended.
Debt Instruments: Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Income & Growth Fund (Continued)
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Distribution Rate is calculated by summing all distributions over the preceding 12 months, and dividing the NAV on the last business date of the period.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Common Stocks		33%
Software	4%
Interactive Media & Services	4
IT Services	3
All other Common Stocks	22
Corporate Bonds and Notes		31
Oil, Gas & Consumable Fuels	3
Media	3
Telecommunications	3
All other Corporate Bonds and Notes	22
Convertible Bonds and Notes		25
Internet	5
Software	5
Semiconductors	1
All other Convertible Bonds and Notes	14
Convertible Preferred Stocks		6
Short-Term Investment		4
Leveraged Loans		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Income & Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	30.19% [3]	12.88%	9.27%
Class A shares at POP[4,5]	23.03	11.61	8.65
Class C shares at NAV[2] and with CDSC[4]	29.20 [3]	12.06	8.45
Class P shares at NAV[2]	30.52 [3]	13.17	9.53
Institutional Class shares at NAV[2]	30.62 [3]	13.28	9.64
Bloomberg Barclays U.S. Aggregate Bond Index	-0.33	3.03	3.39
S&P 500® Index	40.79	17.65	14.84
Fund Expense Ratios[6]: Class A shares: 1.13%; Class C shares: 1.87%; Class P shares: 0.90%; Institutional Class shares: 0.88%; Class R6 shares: 0.82%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, and Institutional Class shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : RMDAX
Class C: RMDCX
Class P: ARMPX
Institutional Class: DRMCX
Administrative Class: DRMAX
AllianzGI Mid-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 53.25%, Class C shares at NAV returned 52.17%, Class P shares at NAV returned 53.49%, Institutional Class shares at NAV returned 53.86%, and Administrative Class at NAV returned 53.26%. For the same period, the Russell Midcap® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned 43.77%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
U.S. equities delivered robust gains for the 12-month period, with both the broad S&P 500® Index and technology-focused Nasdaq Composite Index hitting a series of fresh highs. The rally was supported by a swift recovery in corporate earnings, with the start of 2021 proving to be one of the best quarters for earnings growth in a decade as restrictions were eased given the U.S.’s accelerating inoculation campaign. President Joe Biden’s plans for massive fiscal stimulus were also supportive, although the size of the measures sparked inflation concerns.
After a temporary slowdown at the end of 2020, U.S. economic activity picked up steam in 2021. U.S. gross domestic product grew by an annualized rate of 6.4% between January and March 2021, the second strongest quarterly growth rate since 2003, as fiscal stimulus, the rollout of vaccines, and easing of restrictions boosted activity. The Institute of Supply Managers’ survey of non-manufacturing activity reached a record high in May 2021, with manufacturing activity also robust. But it was inflation that dominated the headlines, with the annual rate increasing to 5.0% in May 2021, marking the biggest rise since 2008. Core consumer prices also jumped, rising 3.8% year over year, while the core personal consumption expenditures index, which is the Federal Reserve’s (the Fed’s) preferred measure of inflation, increased 3.4% in the 12 months ended May 2021. Both measures marked the largest annual increase in core inflation since 1992.
Against this backdrop, the Russell Midcap® Index returned 49.8%, outperforming large-cap stocks, which returned 43.1% as measured by the Russell 1000® Index. Within the mid-cap universe, growth stocks underperformed value stocks by 9.3%.
What factors affected the Fund’s performance during its fiscal year?
Positive security selection was the primary driver of the Fund’s outperformance for the 12 months ended June 30, 2021, while sector allocation had a slightly negative effect. Stock picking in health care was the primary contributor, followed by the industrials and information technology sectors. This was offset by weaker selection in the communication services and energy sectors. The Fund’s underweight to real estate detracted from returns. This was offset by the Fund being overweight in the energy sector.
Among the Fund’s top contributors were biopharmaceutical company Immunomedics, alternative energy company Plug Power, outsourced software development and digital platform engineering services provider EPAM Systems, electronics payments and commerce platform company Square, and residential solar energy system provider Enphase Energy.
Performance detractors included video streaming provider Roku, software provider Splunk, continuous glucose provider Dexcom, mobile game developer Zynga, and cloud-based electronic signature provider DocuSign. At the end of the period, Splunk was no longer held by the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Software	12%
Healthcare Equipment & Supplies	11
IT Services	9
Semiconductors & Semiconductor Equipment	9
Electronic Equipment, Instruments & Components	6
Electrical Equipment	4
Biotechnology	3
Entertainment	3
Hotels, Restaurants & Leisure	3
Life Sciences Tools & Services	3
Other (includes short-term investment)	37
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Mid-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	53.25%	23.20%	15.10%	— %	—
Class A shares at POP[3,4]	44.82	21.81	14.45	—	—
Class C shares at NAV[2] and with CDSC[4]	52.17	22.27	14.29	—	—
Class P shares at NAV[2]	53.49	23.51	—	16.68	4/2/12
Institutional Class shares at NAV[2]	53.86	23.65	15.52	—	—
Administrative Class shares at NAV[2]	53.26	23.32	15.24	—	—
Russell Midcap® Growth Index	43.77	20.52	15.13	16.00 [5]	—
Fund Expense Ratios[6]: Class A shares: 0.97%; Class C shares: 1.70%; Class P shares: 0.73%; Institutional Class shares: 0.74%; Administrative Class shares: 1.01%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class P shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : AZBAX
Class C: AZBCX
Class P: AZBPX
Institutional Class: AZBIX
Class R6: ASCFX
AllianzGI Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 56.80%, Class C shares at NAV returned 55.63%, Class P shares at NAV returned 57.18%, Institutional Class shares at NAV returned 57.35%, and Class R6 at NAV returned 57.37%. For the same period, the Russell 2000® Index, the Fund’s style-specific benchmark appropriate for comparison, returned 62.03%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
U.S. equities delivered robust gains for the 12-month period, with both the broad S&P 500® Index and technology-focused Nasdaq Composite Index hitting a series of fresh highs. The rally was supported by a swift recovery in corporate earnings, with the start of 2021 proving to be one of the best quarters for earnings growth in a decade as restrictions were eased given the US’s accelerating inoculation campaign. President Joe Biden’s plans for massive fiscal stimulus were also supportive, although the size of the measures sparked inflation concerns.
After a temporary slowdown at the end of 2020, US economic activity picked up steam in 2021. US gross domestic product grew by an annualized rate of 6.4% between January and March 2021, the second strongest quarterly growth rate since 2003, as fiscal stimulus, the roll-out of vaccines, and easing of restrictions boosted activity. The Institute of Supply Managers’ survey of non-manufacturing activity reached a record high in May 2021, with manufacturing activity also robust. But it was inflation that dominated the headlines, with the annual rate increasing to 5.0% in May 2021, marking the biggest rise since 2008. Core consumer prices also jumped, rising 3.8% year over year, while the core personal consumption expenditures index, which is the Federal Reserve’s (the Fed’s) preferred measure of inflation, increased 3.4% in the 12 months ended May 2021. Both measures marked the largest annual increase in core inflation since 1992.
Against this backdrop, the Russell 2000® Index returned 62.0%, outperforming large-cap stocks, which returned 43.1% as measured by the Russell 1000® Index.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended June 30, 2021. The Fund experienced performance headwinds due to strong returns from the low-quality, high-volatility segment of the small-cap equity market, to which the Fund was underweight. Security selection weighed on relative returns, while sector allocation had a neutral effect. Stock picking in consumer staples was the primary detractor, followed by the consumer discretionary and communication services sectors. This was offset by positive selection in the health care, financial, and industrial sectors. The Fund’s overweight position in consumer discretionary contributed to returns. This was offset by the Fund being overweight in the utilities sector.
Among the Fund’s top contributors were biopharmaceutical company Immunomedics, sporting goods provider Hibbett, power generation and energy backup solution company Generac Holdings, outdoor recreation product producer Yeti Holdings, and alternative energy company Plug Power.
Performance detractors included biotechnology company Blueprint Medicines, healthcare and maintenance services provider Chemed, and ARK Genomics Revolution, an exchange-traded fund, which is no longer held in the Fund. Lack of exposure to AMC Entertainment and GameStop also detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Biotechnology	6%
Healthcare Equipment & Supplies	5
Specialty Retail	5
Banks	5
Semiconductors & Semiconductor Equipment	4
Food Products	4
Healthcare Providers & Services	4
Software	4
Oil, Gas & Consumable Fuels	3
Capital Markets	3
Other (includes short-term investment)	57
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	56.80%	15.63%	12.33%	7/1/13
Class A shares at POP[3,4]	48.17	14.33	11.54	7/1/13
Class C shares at NAV[2] and with CDSC[4]	55.63	14.76	11.50	7/1/13
Class P shares at NAV[2]	57.18	15.92	12.61	7/1/13
Institutional Class shares at NAV[2]	57.35	16.04	12.73	7/1/13
Class R6 shares at NAV[2]	57.37	—	10.97	8/22/18
Russell 2000® Index	62.03	16.47	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.30%, Net 1.22%; Class C shares: Gross 2.04%, Net 1.97%; Class P shares: Gross 1.07%, Net 0.97%; Institutional Class shares: Gross 1.07%, Net 0.87%; Class R6 shares: Gross 1.00%, Net 0.82%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on July 1, 2013 (inception date of the Fund), for Class A shares, Class C shares, Class P shares, and Institutional Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 12.67% from the inception date of Class A shares, Class C shares, Class P shares, and Institutional Class shares and 12.31% from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : RAGTX
Class C: RCGTX
Class P: ARTPX
Institutional Class: DRGTX
Administrative Class: DGTAX
AllianzGI Technology Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Allianz Global Investors U.S. LLC
■	The Fund is non-diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 45.06%, Class C shares at NAV returned 44.01%, Class P shares at NAV returned 45.42%†, Institutional Class shares at NAV returned 45.53%, and Administrative Class shares at NAV returned 45.15%. For the same period, the S&P North American Technology Sector Index, the Fund’s style-specific benchmark appropriate for comparison, returned 46.07% and NASDAQ Composite® Index, a broad-based index, returned 45.23%.
   † See footnote 5 on page 27.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
For the 12-month period ended June 30, 2021, technology companies across multiple industries demonstrated strong earnings growth and delivered stronger stock returns relative to the broader market. The period included much higher market volatility amid the COVID-19 pandemic. While there was elevated economic uncertainty, businesses and consumers continued to turn to technology products and solutions to improve productivity and reduce costs.
Higher growth software stocks in the cloud, cyber security, and workforce collaboration segments generally led the sector in the first half of the reporting period. Many of these companies helped corporations, governments, and educational institutions adapt to remote work and school arrangements due to the global pandemic.
In the second half of the period, optimism about accelerating economic growth increased due to positive COVID-19 vaccine news and the subsequent rollout, as well as massive fiscal stimulus in the U.S. As a result, the market rotated away from higher growth stocks to economically sensitive and value names, which benefited the semiconductor and technology hardware segments within the technology sector.
Despite the relative underperformance of higher growth stocks in the first half of 2021, fundamentals remained strong and many of these companies reported impressive earnings results.
What factors affected the Fund’s performance during its fiscal year?
The Fund posted strong absolute performance for the 12-month period ended June 30, 2021. The primary drivers of the Fund’s performance included positions in several high-growth software companies that provide services such as cloud, communications, and cyber security. Additionally, positions in certain large technology companies boosted returns.
At the industry level, the Fund benefited from its exposure to software & services, as well as automobiles & components, which includes exposure to electric vehicles.
At the stock level, the top performers included positions in Alphabet, Crowdstrike Holdings, Apple, Twilio, and Facebook. Conversely, detractors included positions in Splunk, Trade Desk, Expedia, Alteryx, and Zillow Group.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Focused Investments: To the extent the portfolio focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
Foreign Investing: Investing in foreign securities subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of June 30, 2021.
Software	21%
Semiconductors & Semiconductor Equipment	18
Interactive Media & Services	15
IT Services	15
Technology Hardware, Storage & Peripherals	8
Internet & Direct Marketing Retail	5
Hotels, Restaurants & Leisure	3
Automobiles	3
Communications Equipment	2
Electronic Equipment, Instruments & Components	2
Other (includes short-term investment and written options)	8
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Technology Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	45.06%	31.19%	19.47%
Class A shares at POP[3,4]	37.08	29.71	18.80
Class C shares at NAV[2] and with CDSC[4]	44.01	30.21	18.59
Class P shares at NAV[2]	45.42 [5]	31.52	19.78
Institutional Class shares at NAV[2]	45.53	31.64	19.89
Administrative Class shares at NAV[2]	45.15	31.31	19.59
NASDAQ Composite® Index	45.23	25.80	19.32
S&P North American Technology Sector Index	46.07	31.03	22.02
Fund Expense Ratios[6]: Class A shares: 1.40%; Class C shares: 2.13%; Class P shares: 1.15%; Institutional Class shares: 1.14%; Administrative Class shares: 1.39%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : PNEAX
Class C: PNECX
Class P: ADJPX
Institutional Class: NFJEX
Class R6: ANDVX
Administrative Class: ANDAX
NFJ Dividend Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term growth of capital and income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 33.47%, Class C shares at NAV returned 32.53%, Class P shares at NAV returned 33.79%, Institutional Class shares at NAV returned 33.95%, Class R6 shares at NAV returned 33.98%, and Administrative Class shares at NAV returned 33.55%. For the same period, the Russell 1000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 43.68%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Buoyed by massive fiscal and monetary stimulus and COVID-19 vaccinations, U.S. equities largely appreciated over the 12-month period, though not without volatility. Many of 2020’s laggards became leaders in early 2021 as more economically sensitive sectors and industries that benefit from a stronger economy outperformed. Toward the end of the reporting period, optimism shifted to concern as market participants grappled with threats of higher inflation, eventual interest rate hikes, and further COVID-19 restrictions amid rising cases overseas.
Within the Russell 1000® Value Index, the financial and consumer discretionary sectors led returns with gains of 65% and 60%, respectively, followed by strength from industrials and materials. In contrast, utilities, consumer staples, health care, and information technology posted the weakest results for the trailing 12 months ended June 30, 2021.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark Russell 1000® Value Index for the 12-month period ended June 30, 2021.
Stock selection detracted from results as low-quality stocks led Index returns and the Fund’s higher-quality holdings failed to keep pace with the benchmark. Selection was negative in the industrials sector, and these results were only partially offset by strong selection among information technology names.
Sector allocation moderately detracted for the 12-month period, largely due to overweight positions in utilities and information technology. Conversely, underweight positions in consumer staples and health care contributed to results.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of June 30, 2021.
Financials	20%
Industrials	15
Health Care	14
Real Estate	11
Information Technology	10
Consumer Discretionary	7
Utilities	7
Other (includes short-term investment)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

NFJ Dividend Value Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	33.47%	10.04%	9.03%	— %	—
Class A shares at POP[3,4]	26.13	8.80	8.41	—	—
Class C shares at NAV[2] and with CDSC[4]	32.53	9.23	8.22	—	—
Class P shares at NAV[2]	33.79	10.31	9.30	—	—
Institutional Class shares at NAV[2]	33.95	10.42	9.41	—	—
Class R6 shares at NAV[2]	33.98	10.48	—	7.91	12/19/13
Administrative Class shares at NAV[2]	33.55	10.15	9.14	—
Russell 1000® Value Index	43.68	11.87	11.61	10.17 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.97%, Net 0.97%; Class C shares: Gross 1.71%, Net 1.71%; Class P shares: Gross 0.73%, Net 0.73%; Institutional Class shares: Gross 0.73%, Net 0.70%; Class R6 shares: Gross 0.65%, Net 0.65%; Administrative Class shares: Gross 0.99%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : AFJAX
Class C: AFJCX
Class P: AFVPX
Institutional Class: ANJIX
Class R6: ANAVX
Administrative Class: AIVAX
NFJ International Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term growth of capital and income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 38.47%, Class C shares at NAV returned 37.40%, Class P shares at NAV returned 38.86%, Institutional Class shares at NAV returned 38.95%, Class R6 shares at NAV returned 38.97%, and Administration Class shares at NAV returned 38.57%. For the same period, the MSCI AC World Index ex USA (net), the Fund’s style-specific benchmark appropriate for comparison, returned 35.72%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
International equities generally rallied over the 12-month period, buoyed by the prospect of COVID-19 vaccinations, fiscal and monetary stimulus measures, and a recovering global economy. In many cases, the deployment of vaccines led to an uneven recovery, with some countries exhibiting strong economic growth and other countries seeing growth prospects languish. Vaccine deployment allowed many wealthier countries to relax lockdowns, with presumed lower chances of future outbreaks serving to improve consumer and corporate confidence in investment. This resulted in a stock pickers’ market, where active managers were able to add value.
Within the MSCI ACWI ex-USA Index, North America and the emerging markets led returns, with gains of
40+%, while the Asia/Pacific region registered the weakest returns over the 12-month period. The index’s best-performing sectors were information technology, which soared 57%, and materials, which rose 50%, followed by strength from consumer discretionary and financials. In contrast, utilities, health care, consumer staples, and real estate posted the poorest returns over the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark MSCI ACWI ex-USA Index (net) for the 12-month period ended June 30, 2021.
Positive stock selection drove the Fund’s outperformance largely due to strong stock picking in the industrials and information technology sectors. These gains were only somewhat offset by negative selection in the consumer discretionary and health care sectors.
Sector allocation contributed over the 12-month period, largely due to an overweight in information technology and an underweight in health care. Conversely, an overweight in real estate and an underweight in materials dampened relative returns.
By region, stock selection was strong across North America, while selection within Europe excluding the U.K. dampened relative returns. From a sector allocation standpoint, an underweight in Japan and an overweight in North America contributed, while an underweight in Europe ex-U.K. and an overweight in the emerging markets detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of June 30, 2021.
Financials	24%
Information Technology	19
Consumer Discretionary	10
Real Estate	10
Industrials	9
Materials	7
Energy	5
Other (includes short-term investment)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

NFJ International Value Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	38.47%	9.21%	2.92%	— %	—
Class A shares at POP[3,4]	30.85	7.98	2.34	—	—
Class C shares at NAV[2] and with CDSC[4]	37.40	8.40	2.16	—	—
Class P shares at NAV[2]	38.86	9.48	3.18	—	—
Institutional Class shares at NAV[2]	38.95	9.58	3.29	—	—
Class R6 shares at NAV[2]	38.97	9.63	—	2.82	12/19/13
Administrative Class shares at NAV[2]	38.57	9.33	3.04	—	—
MSCI AC World ex USA Index (net)	35.72	11.08	5.45	6.08 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.28%, Net 1.28%; Class C shares: Gross 1.97%, Net 1.97%; Class P shares: Gross 1.02%, Net 1.02%; Institutional Class shares: Gross 0.97%, Net 0.95%; Class R6 shares: Gross 0.93%, Net 0.90%; Administrative Class shares: Gross 1.23%, Net 1.20%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : PNBAX
Class C: PNBCX
Class P: ALCPX
Institutional Class: ANVIX
Administrative Class: ALNFX
NFJ Large-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term growth of capital and income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 36.24%, Class C shares at NAV returned 35.24%, Class P shares at NAV returned 36.60%, Institutional Class shares at NAV returned 36.66%, and Administrative Class shares at NAV returned 36.33%. For the same period, the Russell 1000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 43.68%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Buoyed by massive fiscal and monetary stimulus and COVID-19 vaccinations, U.S. equities largely appreciated over the 12-month period, though not without volatility. Many of 2020’s laggards became leaders in early 2021 as more economically sensitive sectors and industries that benefit from a stronger economy outperformed. Toward the end of the reporting period, optimism shifted to concern as market participants grappled with threats of higher inflation, eventual interest rate hikes, and further COVID-19 restrictions amid rising cases overseas.
Within the Russell 1000® Value Index, the financial and consumer discretionary sectors led returns with gains of 65% and 60%, respectively, followed by strength from industrials and materials. In contrast, utilities, consumer staples, health care, and information technology posted the weakest results for the 12 months ended June 30, 2021.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark Russell 1000® Value Index for the 12-month period ended June 30, 2021.
Stock selection detracted from results as low-quality stocks led Index returns and the Fund’s higher-quality holdings failed to keep pace with the benchmark. Selection was negative in the industrials sector, and these results were only partially offset by strong selection among information technology names.
Sector allocation modestly contributed over the 12-month period, largely due to an underweight in consumer staples and an overweight in industrials. Conversely, an overweight in information technology and an underweight in energy dampened relative returns.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of June 30, 2021.
Financials	21%
Industrials	19
Information Technology	14
Health Care	12
Consumer Discretionary	8
Materials	5
Communication Services	5
Other (includes short-term investment)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

NFJ Large-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	36.24%	12.28%	10.56%
Class A shares at POP[3,4]	28.75	11.02	9.93
Class C shares at NAV[2] and with CDSC[4]	35.24	11.45	9.73
Class P shares at NAV[2]	36.60	12.58	10.83
Institutional Class shares at NAV[2]	36.66	12.68	10.94
Administrative Class shares at NAV[2]	36.33	12.39	10.66
Russell 1000® Value Index	43.68	11.87	11.61
Fund Expense Ratios[5]: Class A shares: 0.99%; Class C shares: 1.72%; Class P shares: 0.76%; Institutional Class shares: 0.74%; Administrative Class shares: 0.99%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : PQNAX
Class C: PQNCX
Class P: ANRPX
Institutional Class: PRNIX
Class R6: ANPRX
Administrative Class: PRAAX
NFJ Mid-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term growth of capital and income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 39.60%, Class C shares at NAV returned 38.53%, Class P shares at NAV returned 39.93%, Institutional Class shares at NAV returned 40.11%, Class R6 shares at NAV returned 40.17%, and Administrative Class shares at NAV returned 39.73%. For the same period, the Russell Midcap® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 53.06%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Buoyed by massive fiscal and monetary stimulus and COVID-19 vaccinations, U.S. equities largely appreciated over the 12-month period, though not without volatility. Many of 2020’s laggards became leaders in early 2021 as more economically sensitive sectors and industries that benefit from a stronger economy outperformed. Toward the end of the reporting period, optimism shifted to concern as market participants grappled with threats of higher inflation, eventual interest rate hikes, and further COVID-19 restrictions amid rising cases overseas.
Within the Russell Midcap® Value Index, the materials and energy sectors led returns with 70+% gains, followed by strength from consumer discretionary and financial names. In contrast, utilities, consumer staples, health care, and real estate posted the weakest results for the 12 months ended June 30, 2021.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark Russell Midcap® Value Index for the 12-month period ended June 30, 2021.
Stock selection detracted from results as low-quality stocks led Index returns and the Fund’s higher-quality holdings failed to keep pace with the benchmark. Selection was negative in the industrials sector, and these results were only partially offset by positive selection among information technology names.
Sector allocation also detracted over the period, largely due to an overweight in utilities and an underweight in consumer discretionary. Conversely, overweight positions in financials and information technology contributed to results.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of June 30, 2021.
Financials	19%
Industrials	16
Information Technology	11
Utilities	10
Consumer Discretionary	9
Health Care	9
Real Estate	8
Other (includes short-term investment)	18
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

NFJ Mid-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	39.60%	12.48%	10.55%	— %	—
Class A shares at POP[3,4]	31.93	11.22	9.93	—	—
Class C shares at NAV[2] and with CDSC[4]	38.53	11.63	9.72	—	—
Class P shares at NAV[2]	39.93	12.76	10.84	—	—
Institutional Class shares at NAV[2]	40.11	12.87	10.94	—	—
Class R6 shares at NAV[2]	40.17	—	—	7.11	12/18/17
Administrative Class shares at NAV[2]	39.73	12.60	10.66	—	—
Russell Midcap® Value Index	53.06	11.79	11.75	9.97 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.05%, Net 1.00%; Class C shares: Gross 1.78%, Net 1.75%; Class P shares: Gross 0.82%, Net 0.75%; Institutional Class shares: Gross 0.80%, Net 0.65%; Class R6 shares: Gross 0.74%, Net 0.60%; Administrative Class shares: Gross 1.07%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A : PCVAX
Class C: PCVCX
Class P: ASVPX
Institutional Class: PSVIX
Class R6: ANFVX
Administrative Class: PVADX
NFJ Small-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term growth of capital and income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended June 30, 2021, the Fund’s Class A shares at NAV returned 44.57%, Class C shares at NAV returned 43.52%, Class P shares at NAV returned 44.88%, Institutional Class shares at NAV returned 45.07%, Class R6 shares at NAV returned 45.09%, and Administration Class shares at NAV returned 44.81%. For the same period, the Russell 2000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 73.28%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended June 30, 2021?
Buoyed by massive fiscal and monetary stimulus and COVID-19 vaccinations, U.S. equities largely appreciated over the 12-month period, though not without volatility. Many of 2020’s laggards became leaders in early 2021 as more economically sensitive sectors and industries that benefit from a stronger economy outperformed. Toward the end of the reporting period, optimism shifted to concern as market participants grappled with threats of higher inflation, eventual interest rate hikes, and further COVID-19 restrictions amid rising cases overseas.
Within the Russell 2000® Value Index, low quality and highly speculative names led returns, driving the communications services and consumer discretionary sectors up 160% and 124%, respectively. Energy and materials names also soared, rising more than 100%. In contrast, utilities, real estate, financials, and consumer staples posted the weakest results for the 12 months ended June 30, 2021.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark Russell 2000® Value Index for the 12-month period ended June 30, 2021.
Stock selection detracted from results as low quality and highly speculative stocks led Index returns and the Fund’s higher-quality holdings failed to keep pace with the benchmark. Selection was negative in the consumer discretionary sector, and these results were only partially offset by positive selection among financial names.
Sector allocation also detracted over the period, largely due to an overweight in utilities and an underweight in consumer discretionary. Conversely, underweight positions in real estate and health care contributed to results.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Issuer Risk: The portfolio will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of June 30, 2021.
Financials	32%
Industrials	17
Consumer Discretionary	9
Information Technology	9
Utilities	8
Real Estate	7
Materials	6
Other (includes short-term investment)	12
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

NFJ Small-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 6/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	44.57%	7.65%	6.80%	— %	—
Class A shares at POP[3,4]	36.62	6.43	6.20	—	—
Class C shares at NAV[2] and with CDSC[4]	43.52	6.85	6.01	—	—
Class P shares at NAV[2]	44.88	7.90	7.06	—	—
Institutional Class shares at NAV[2]	45.07	8.02	7.20	—	—
Class R6 shares at NAV[2]	45.09	8.07	—	5.39	12/19/13
Administrative Class shares at NAV[2]	44.81	7.75	6.94	—
Russell 2000® Value Index	73.28	13.62	10.85	9.62 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.19%, Net 1.18%; Class C shares: Gross 1.86%, Net 1.86%; Class P shares: Gross 0.92%, Net 0.92%; Institutional Class shares: Gross 0.88%, Net 0.83%; Class R6 shares: Gross 0.83%, Net 0.78%; Administrative Class shares: Gross 1.16%, Net 1.08%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 6/30

This chart assumes an initial investment of $10,000 made on June 30, 2011, for Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.8%
Brazil—0.8%
Banco Bradesco SA	432,900	$ 2,240
Total Preferred Stock (Identified Cost $1,844)		2,240

Common Stocks—97.1%
Brazil—3.0%
Hypera SA	154,800	1,069
Vale SA	321,900	7,316
		8,385

China—30.3%
Alibaba Group Holding Ltd.(1)	302,400	8,568
Baoshan Iron & Steel Co., Ltd. Class A	2,140,600	2,531
China Merchants Bank Co., Ltd. Class H	1,140,000	9,727
China Petroleum & Chemical Corp. Class H	2,916,000	1,476
COSCO SHIPPING Holdings Co., Ltd. Class H(1)	413,500	1,042
ENN Energy Holdings Ltd.	227,300	4,327
Industrial & Commercial Bank of China Ltd. Class H	2,518,000	1,479
Industrial Bank Co., Ltd. Class A	862,800	2,744
Lenovo Group Ltd.	4,460,000	5,130
Li Ning Co., Ltd.	211,500	2,582
Meituan Class B(1)	67,500	2,785
NIO, Inc. ADR(1)	21,500	1,144
PetroChina Co., Ltd. Class H	9,200,000	4,479
Ping An Insurance Group Co. of China Ltd. Class H	67,000	656
RiseSun Real Estate Development Co., Ltd. Class A	830,652	725
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	104,580	1,534
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	34,566	2,397
Sinopharm Group Co., Ltd. Class H	444,400	1,322
Tencent Holdings Ltd.	198,700	14,945
Weichai Power Co., Ltd. Class H	945,000	2,101
Weifu High-Technology Group Co., Ltd. Class A	779,076	2,512
	Shares	Value

China—continued
Wuliangye Yibin Co., Ltd. Class A	46,679	$ 2,152
Wuxi Biologics Cayman, Inc.(1)	246,000	4,509
Zhejiang Weixing New Building Materials Co., Ltd. Class A	452,000	1,446
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	2,563,200	2,684
		84,997

Cyprus—0.5%
TCS Group Holding plc GDR	15,546	1,360
Hong Kong—2.6%
CITIC Ltd.	1,908,000	2,057
Xinyi Glass Holdings Ltd.	1,260,000	5,136
		7,193

India—13.0%
Ambuja Cements Ltd.	429,669	1,969
Bajaj Auto Ltd.(1)	28,634	1,593
Divi’s Laboratories Ltd.(1)	101,936	6,046
Eicher Motors Ltd.(1)	41,174	1,480
HCL Technologies Ltd.	109,518	1,449
HDFC Bank Ltd. ADR(1)	96,555	7,060
Infosys Ltd.	177,625	3,778
Marico Ltd.	183,587	1,311
Reliance Industries Ltd.	41,845	1,188
State Bank of India	216,937	1,223
Tata Consultancy Services Ltd.	58,772	2,645
Tata Steel Ltd.	339,684	5,331
UPL Ltd.	127,789	1,363
		36,436

Indonesia—0.2%
Bank Central Asia Tbk PT	325,300	676
Russia—8.1%
Gazprom PJSC	1,735,548	6,677
LUKOIL PJSC Sponsored ADR	74,032	6,857
MMC Norilsk Nickel PJSC ADR	117,580	4,006
Sberbank of Russia PJSC Sponsored ADR	163,372	2,713
Severstal PAO GDR	50,300	1,081
VTB Bank PJSC GDR	1,083,220	1,441
		22,775

South Africa—1.8%
Absa Group Ltd.(1)	324,028	3,080
Gold Fields Ltd. Sponsored ADR	98,020	872
	Shares	Value

South Africa—continued
Impala Platinum Holdings Ltd.	70,573	$ 1,164
		5,116

South Korea—17.2%
CJ CheilJedang Corp.	14,613	5,982
Hana Financial Group, Inc.	245,917	10,056
Kakao Corp.	10,073	1,458
Kia Corp.	79,489	6,324
LG Electronics, Inc.	19,670	2,856
POSCO	13,908	4,298
Samsung Electronics Co., Ltd.	184,015	13,186
SK Hynix, Inc.	35,798	4,053
		48,213

Taiwan—17.4%
ASE Technology Holding Co., Ltd.	771,000	3,099
Asustek Computer, Inc.	104,000	1,387
Cathay Financial Holding Co., Ltd.	1,513,000	2,927
CTBC Financial Holding Co., Ltd.	3,407,000	2,776
Fubon Financial Holding Co., Ltd.	3,032,000	8,042
Hon Hai Precision Industry Co., Ltd.	821,000	3,300
Innolux Corp.	4,075,000	3,035
Radiant Opto-Electronics Corp.	677,000	2,952
Taiwan Semiconductor Manufacturing Co., Ltd.	818,000	17,468
United Microelectronics Corp.	2,027,000	3,863
		48,849

Turkey—1.0%
Arcelik AS	300,903	1,030
Vestel Elektronik Sanayi ve Ticaret AS(1)	486,246	1,692
		2,722

United States—2.0%
Axalta Coating Systems Ltd. (1)	42,100	1,284
Mosaic Co. (The)	46,200	1,474
See Notes to Financial Statements

AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Southern Copper Corp.	46,535	$ 2,993
		5,751

Total Common Stocks (Identified Cost $192,846)		272,473

Total Long-Term Investments—97.9% (Identified Cost $194,690)		274,713

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	4,943,630	$ 4,944
Total Short-Term Investment (Identified Cost $4,944)		4,944

TOTAL INVESTMENTS—99.7% (Identified Cost $199,634)		$279,657
Other assets and liabilities, net—0.3%		846
NET ASSETS—100.0%		$280,503

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	30%
Taiwan	17
South Korea	17
India	13
Russia	8
United States	4
Brazil	4
Other	7
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$272,473	$272,473
Preferred Stock	2,240	2,240
Money Market Mutual Fund	4,944	4,944
Total Investments	$279,657	$279,657
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stock
Investments in Securities
Balance as of June 30, 2020:	$ 7,605	$ 7,605
Realized gain (loss)	102	102
Change in unrealized appreciation (depreciation)(a)	(865)	(865)
Purchases	194	194
Sales	(7,036)	(7,036)
Balance as of June 30, 2021	$ —	$ —
(a)The change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, was $0.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Air Freight & Logistics—2.1%
XPO Logistics, Inc.(1)	215,720	$ 30,177
Airlines—1.7%
Southwest Airlines Co.(1)	465,485	24,713
Automobiles—3.6%
Tesla, Inc.(1)	75,520	51,331
Biotechnology—3.3%
Horizon Therapeutics plc(1)	300,340	28,124
Moderna, Inc.(1)	81,120	19,061
		47,185

Capital Markets—3.0%
Morgan Stanley	467,900	42,902
Electrical Equipment—0.7%
Plug Power, Inc.(1)	292,835	10,012
Entertainment—1.6%
Walt Disney Co. (The)(1)	128,450	22,578
Healthcare Equipment & Supplies—4.9%
Align Technology, Inc.(1)	51,200	31,283
Cooper Cos., Inc. (The)	48,965	19,404
Insulet Corp.(1)	71,240	19,556
		70,243

Healthcare Providers & Services—1.2%
Anthem, Inc.	45,775	17,477
Hotels, Restaurants & Leisure—2.5%
Caesars Entertainment, Inc.(1)	212,285	22,025
Chipotle Mexican Grill, Inc. Class A(1)	8,950	13,875
		35,900

Interactive Media & Services—11.1%
Alphabet, Inc. Class A(1)	27,380	66,856
Facebook, Inc. Class A(1)	211,635	73,587
Pinterest, Inc. Class A(1)	230,775	18,220
		158,663

	Shares	Value

Internet & Direct Marketing Retail—6.5%
Amazon.com, Inc.(1)	26,792	$ 92,169
IT Services—13.3%
EPAM Systems, Inc.(1)	59,285	30,292
Mastercard, Inc. Class A	195,045	71,209
PayPal Holdings, Inc.(1)	133,950	39,044
Square, Inc. Class A(1)	133,595	32,570
Twilio, Inc. Class A(1)	43,995	17,341
		190,456

Life Sciences Tools & Services—2.6%
Avantor, Inc.(1)	1,031,765	36,638
Machinery—1.6%
Deere & Co.	63,250	22,309
Multiline Retail—1.5%
Dollar General Corp.	95,775	20,725
Oil, Gas & Consumable Fuels—0.9%
Valero Energy Corp.	162,825	12,713
Personal Products—1.3%
Estee Lauder Cos., Inc. (The) Class A	58,235	18,523
Pharmaceuticals—1.4%
Zoetis, Inc. Class A	110,765	20,642
Road & Rail—2.0%
Union Pacific Corp.	130,955	28,801
Semiconductors & Semiconductor Equipment—8.7%
Lam Research Corp.	57,425	37,367
Microchip Technology, Inc.	108,010	16,173
NVIDIA Corp.	63,705	50,970
Skyworks Solutions, Inc.	100,165	19,207
		123,717

Software—11.5%
Crowdstrike Holdings, Inc. Class A(1)	102,855	25,849
Microsoft Corp.	511,850	138,660
		164,509

	Shares	Value

Specialty Retail—2.5%
Burlington Stores, Inc.(1)	109,375	$ 35,218
Technology Hardware, Storage & Peripherals—8.8%
Apple, Inc.	919,995	126,002
Textiles, Apparel & Luxury Goods—1.7%
NIKE, Inc. Class B	161,485	24,948
Total Common Stocks (Identified Cost $706,314)		1,428,551

Total Long-Term Investments—100.0% (Identified Cost $706,314)		1,428,551

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	380,265	380
Total Short-Term Investment (Identified Cost $380)		380

TOTAL INVESTMENTS—100.0% (Identified Cost $706,694)		$1,428,931
Other assets and liabilities, net—(0.0)%		(482)
NET ASSETS—100.0%		$1,428,449

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements

AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,428,551	$1,428,551
Money Market Mutual Fund	380	380
Total Investments	$1,428,931	$1,428,931
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.5%
Germany—0.5%
Jungheinrich AG	11,210	$ 548
Total Preferred Stock (Identified Cost $273)		548

Common Stocks—97.6%
Australia—2.2%
ALS Ltd.	50,923	498
Ansell Ltd.	3,917	128
Bapcor Ltd.	42,539	271
Nick Scali Ltd.	27,884	245
Northern Star Resources Ltd.	14,900	109
Openpay Group Ltd.(1)	40,250	43
Paradigm Biopharmaceuticals Ltd.(1)	90,571	143
Pro Medicus Ltd.	9,500	418
Starpharma Holdings Ltd.(1)	263,676	296
		2,151

Austria—0.7%
Wienerberger AG	17,097	659
Canada—1.1%
Masonite International Corp.(1)	9,332	1,043
Cayman Islands—0.9%
Futu Holdings Ltd. ADR(1)	1,700	304
Ichor Holdings Ltd.(1)	10,699	576
		880

Denmark—1.0%
Ambu A/S Class B	11,758	452
SimCorp A/S	3,970	498
		950

Finland—0.3%
Huhtamaki Oyj	7,170	340
France—3.3%
APERAM SA	10,497	538
Elis SA(1)	34,051	641
Nexity SA	10,256	513
SCOR SE(1)	14,863	473
SOITEC (1)	2,785	614
SPIE SA	22,030	507
		3,286

Germany—3.5%
Bechtle AG	2,858	531
CANCOM SE	10,313	624
Deutsche Pfandbriefbank AG	10,347	102
Evotec SE(1)	15,817	717
Hella GmbH & Co. KGaA(1)	8,913	611
	Shares	Value

Germany—continued
Jenoptik AG	16,498	$ 451
Scout24 AG	4,946	417
		3,453

Hong Kong—1.6%
Hutchmed China Ltd. ADR(1)	15,000	589
Melco International Development Ltd.(1)	141,000	259
Techtronic Industries Co., Ltd.	16,000	279
VTech Holdings Ltd.	41,600	438
		1,565

Ireland—0.6%
Grafton Group plc	38,898	617
Italy—1.1%
Buzzi Unicem SpA	19,875	527
ERG SpA	18,483	548
		1,075

Japan—10.6%
Asahi Intecc Co. Ltd.	7,000	167
COMSYS Holdings Corp.	13,600	376
Dai Nippon Printing Co. Ltd.	15,900	336
Ferrotec Holdings Corp.	7,500	231
Fuji Electric Co. Ltd.	14,500	677
Fuji Oil Holdings, Inc.	12,800	305
Heiwa Real Estate Co. Ltd.	5,200	196
Jeol Ltd.	10,900	638
Kuraray Co. Ltd.	11,300	109
Marui Group Co., Ltd.	24,700	464
Mitsubishi HC Capital, Inc.	100,700	539
Nifco, Inc.	2,900	109
Nikon Corp.	31,100	332
NSK Ltd.	5,300	45
Open House Co. Ltd.	8,100	381
PALTAC Corp.	10,000	518
Penta-Ocean Construction Co. Ltd.	72,900	507
Ryohin Keikaku Co., Ltd.	16,200	340
Showa Denko KK	16,600	493
T&D Holdings, Inc.	32,300	418
TechMatrix Corp.	24,300	403
Tokai Carbon Co. Ltd.	34,700	479
Tokyu Fudosan Holdings Corp.	112,600	677
ValueCommerce Co. Ltd.	21,900	639
Zenkoku Hosho Co. Ltd.	12,100	520
Zeon Corp.	39,500	546
		10,445

Netherlands—1.1%
ASM International NV	1,789	588
ASR Nederland NV	12,683	490
		1,078

	Shares	Value

New Zealand—0.1%
Eroad Ltd.(1)	34,772	$ 152
Norway—1.3%
Elkem ASA(1)	172,099	626
Storebrand ASA	70,696	641
		1,267

South Korea—0.4%
Koh Young Technology, Inc.	19,110	404
Sweden—1.1%
AAK AB	24,040	539
Elekta AB Class B	40,330	584
		1,123

Switzerland—2.0%
Georg Fischer AG	495	734
Interroll Holding AG	191	758
OC Oerlikon Corp. AG	39,333	436
		1,928

Taiwan—1.2%
ASMedia Technology, Inc.	11,000	531
Unimicron Technology Corp.	145,000	671
		1,202

United Kingdom—6.1%
ASOS plc(1)	8,475	581
Auto Trader Group plc(1)	66,094	579
Crest Nicholson Holdings plc(1)	99,854	579
Genus plc	9,234	634
HomeServe plc	28,959	383
Howden Joinery Group plc	55,880	631
Intermediate Capital Group plc	24,471	719
Moneysupermarket.com Group plc	133,100	472
Rotork plc	74,122	349
Spectris plc	12,381	555
Wizz Air Holdings plc(1)	7,800	504
		5,986

United States—55.5%
AGCO Corp.	5,992	781
API Group Corp.(1)	60,884	1,272
Arcosa, Inc.	16,709	981
Arena Pharmaceuticals, Inc.(1)	444	30
Aspen Technology, Inc.(1)	4,123	567
Avista Corp.	13,683	584
Axon Enterprise, Inc.(1)	4,257	753
Bank of Hawaii Corp.	11,826	996
BellRing Brands, Inc. Class A(1)	37,429	1,173
Big Lots, Inc.	13,883	916
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Camping World Holdings, Inc. Class A	32,132	$ 1,317
ChampionX Corp.(1)	37,604	965
Chart Industries, Inc.(1)	4,673	684
Chemours Co. (The)	35,510	1,236
Cinemark Holdings, Inc.(1)	35,070	770
Clean Energy Fuels Corp.(1)	57,272	581
Clean Harbors, Inc.(1)	8,874	826
CONMED Corp.	8,951	1,230
Diamondback Energy, Inc.	9,786	919
Dolby Laboratories, Inc. Class A	3,134	308
Freshpet, Inc.(1)	4,107	669
Graphic Packaging Holding Co.	65,253	1,184
GrowGeneration Corp.(1)	12,485	600
Hawaiian Electric Industries, Inc.	20,274	857
Health Catalyst, Inc.(1)	18,083	1,004
Hecla Mining Co.	108,145	805
Huntsman Corp.	29,928	794
Huron Consulting Group, Inc.(1)	12,305	605
ICF International, Inc.	14,144	1,243
II-VI, Inc.(1)	12,379	899
Intellia Therapeutics, Inc.(1)	191	31
ITT, Inc.	9,631	882
Kilroy Realty Corp.	17,458	1,216
LHC Group, Inc.(1)	3,720	745
Lindblad Expeditions Holdings, Inc.(1)	49,231	788
LivePerson, Inc.(1)	10,698	677
LPL Financial Holdings, Inc.	7,171	968
Materion Corp.	15,913	1,199
Matson, Inc.	11,736	751
MaxLinear, Inc.(1)	15,876	675
Monro, Inc.	12,225	776
MSC Industrial Direct Co., Inc. Class A	13,889	1,246
NanoString Technologies, Inc.(1)	8,345	541
Natera, Inc.(1)	7,618	865
nLIGHT, Inc.(1)	19,701	715
Paylocity Holding Corp.(1)	3,106	593
Pebblebrook Hotel Trust	22,907	539
	Shares	Value

United States—continued
Perficient, Inc.(1)	14,380	$ 1,156
Pinnacle Financial Partners, Inc.	11,716	1,034
Planet Fitness, Inc. Class A(1)	13,635	1,026
PLBY Group, Inc.(1)	11,291	439
Popular, Inc.	14,479	1,087
Ranpak Holdings Corp.(1)	19,101	478
Shift4 Payments, Inc. Class A (1)	6,268	587
Smartsheet, Inc. Class A(1)	1,924	139
Summit Materials, Inc. Class A(1)	38,883	1,355
Switch, Inc. Class A	28,087	593
Syneos Health, Inc. Class A(1)	6,613	592
Tenet Healthcare Corp.(1)	25,099	1,681
Terreno Realty Corp.	20,593	1,329
TG Therapeutics, Inc.(1)	525	20
Turning Point Therapeutics, Inc.(1)	563	44
Varonis Systems, Inc.(1)	2,879	166
Visteon Corp.(1)	7,075	856
Webster Financial Corp.	17,606	939
Western Alliance Bancorp	11,634	1,080
YETI Holdings, Inc.(1)	6,742	619
Zynga, Inc. Class A(1)	72,542	771
		54,747

Virgin Islands (British)—1.9%
Biohaven Pharmaceutical Holding Co. Ltd.(1)	496	48
Capri Holdings Ltd.(1)	21,050	1,204
Establishment Labs Holdings, Inc.(1)	7,446	650
		1,902

Total Common Stocks (Identified Cost $74,099)		96,253

Total Long-Term Investments—98.1% (Identified Cost $74,372)		96,801

	Shares	Value

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,014,966	$ 2,015
Total Short-Term Investment (Identified Cost $2,015)		2,015

TOTAL INVESTMENTS—100.2% (Identified Cost $76,387)		$98,816
Other assets and liabilities, net—(0.2)%		(178)
NET ASSETS—100.0%		$98,638

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	58%
Japan	11
United Kingdom	6
Germany	4
France	3
Australia	2
Switzerland	2
Other	14
Total	100%
† % of total investments as of June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$96,253	$96,253
Preferred Stock	548	548
Money Market Mutual Fund	2,015	2,015
Total Investments	$98,816	$98,816
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Biotechnology—13.9%
AbbVie, Inc.	37,920	$ 4,271
Arena Pharmaceuticals, Inc.(1)	5,895	402
Avita Medical, Inc.(1)	46,575	956
Biogen, Inc.(1)	4,235	1,466
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,465	628
BioNTech SE ADR(1)	3,565	798
Deciphera Pharmaceuticals, Inc.(1)	13,515	495
Gilead Sciences, Inc.	47,855	3,295
Horizon Therapeutics plc(1)	64,765	6,065
Mersana Therapeutics, Inc.(1)	33,665	457
Moderna, Inc.(1)	13,370	3,142
Neurocrine Biosciences, Inc.(1)	7,395	720
Novavax, Inc.(1)	3,995	848
Regeneron Pharmaceuticals, Inc.(1)	1,820	1,017
SpringWorks Therapeutics, Inc.(1)	4,855	400
TG Therapeutics, Inc.(1)	18,685	725
Turning Point Therapeutics, Inc.(1)	8,335	650
Vertex Pharmaceuticals, Inc.(1)	3,940	794
		27,129

Healthcare Equipment & Supplies—23.3%
Alcon, Inc.	42,365	2,977
Align Technology, Inc.(1)	8,450	5,163
CONMED Corp.	20,950	2,879
Cooper Cos., Inc. (The)	10,475	4,151
Dexcom, Inc.(1)	10,460	4,466
Envista Holdings Corp.(1)	43,035	1,860
Establishment Labs Holdings, Inc.(1)	11,640	1,017
Hill-Rom Holdings, Inc.	20,760	2,358
Hologic, Inc.(1)	21,785	1,453
IDEXX Laboratories, Inc.(1)	4,385	2,769
Insulet Corp.(1)	1,630	447
Itamar Medical Ltd. ADR Sponsored ADR(1)	56,050	1,320
Medtronic plc	70,500	8,751
Novocure Ltd.(1)	4,290	952
Quotient Ltd.(1)	264,824	964
Teleflex, Inc.	9,845	3,956
		45,483

Healthcare Providers & Services—14.8%
Anthem, Inc.	11,690	4,463
Centene Corp.(1)	42,025	3,065
	Shares	Value

Healthcare Providers & Services—continued
CVS Health Corp.	33,595	$ 2,803
Humana, Inc.	16,555	7,329
LHC Group, Inc.(1)	6,560	1,314
Oak Street Health, Inc.(1)	23,660	1,386
Tenet Healthcare Corp.(1)	63,610	4,261
UnitedHealth Group, Inc.	10,896	4,363
		28,984

Internet & Direct Marketing Retail—0.4%
Chewy, Inc. Class A(1)	8,380	668
Life Sciences Tools & Services—10.9%
Avantor, Inc.(1)	209,065	7,424
ICON plc(1)	4,705	972
PerkinElmer, Inc.	16,430	2,537
Syneos Health, Inc. Class A(1)	34,000	3,043
Thermo Fisher Scientific, Inc.	14,655	7,393
		21,369

Pharmaceuticals—34.6%
Alpha Teknova, Inc.(1)	57,497	1,364
AstraZeneca plc Sponsored ADR	187,515	11,232
Bristol-Myers Squibb Co.	153,045	10,226
Catalent, Inc.(1)	31,905	3,450
Daiichi Sankyo Co. Ltd.	85,800	1,849
Eisai Co. Ltd.	7,300	718
Eli Lilly & Co.	41,350	9,491
Merck & Co., Inc.	37,297	2,901
Novartis AG Sponsored ADR	72,713	6,634
Pfizer, Inc.	254,229	9,956
Roche Holding AG Sponsored ADR	24,425	1,148
Sanofi ADR	75,315	3,966
Zoetis, Inc. Class A	24,615	4,587
		67,522

Total Common Stocks (Identified Cost $158,496)		191,155

Rights—0.0%
Pharmaceuticals—0.0%
Elanco Animal Health, Inc.(1)(2)	38,000	1
Total Rights (Identified Cost $1)		1

Total Long-Term Investments—97.9% (Identified Cost $158,497)		191,156

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	3,981,969	$ 3,982
Total Short-Term Investment (Identified Cost $3,982)		3,982

TOTAL INVESTMENTS—99.9% (Identified Cost $162,479)		$195,138
Other assets and liabilities, net—0.1%		199
NET ASSETS—100.0%		$195,337

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	79%
United Kingdom	6
Switzerland	5
Ireland	4
France	2
Japan	1
Jersey	1
Other	2
Total	100%
† % of total investments as of June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$191,155	$191,155	$—
Rights	1	—	1
Money Market Mutual Fund	3,982	3,982	—
Total Investments	$195,138	$195,137	$ 1
There were no securities valued using significant observable inputs (Level 2) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—30.7%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 5,667
144A 7.500%, 6/1/29(1)	5,825	6,031
National CineMedia LLC 144A 5.875%, 4/15/28(1)	8,220	8,076
		19,774

Aerospace & Defense—0.7%
Kratos Defense & Security Solutions, Inc. 144A 6.500%, 11/30/25(1)	5,910	6,183
TransDigm, Inc.
6.375%, 6/15/26	9,675	10,023
5.500%, 11/15/27	15,130	15,773
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	7,298	8,119
144A 6.250%, 9/15/24(1)	7,135	7,242
		47,340

Airlines—0.6%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	16,270	17,592
Delta Air Lines, Inc. 7.375%, 1/15/26	12,455	14,614
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(1)	10,395	11,160
		43,366

Auto Components—0.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	12,070	12,795
Clarios Global LP 144A 8.500%, 5/15/27(1)	12,895	14,058
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	10,290	10,740
144A 5.250%, 7/15/31(1)	11,515	12,033
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	7,660	8,651
		58,277

Auto Manufacturers—0.9%
Allison Transmission, Inc. 144A 3.750%, 1/30/31(1)	4,050	3,981
	Par Value	Value

Auto Manufacturers—continued
Ford Motor Co.
9.000%, 4/22/25	$12,345	$ 15,220
9.625%, 4/22/30	3,410	4,893
7.450%, 7/16/31	9,690	12,742
Ford Motor Credit Co. LLC
5.125%, 6/16/25	4,465	4,917
5.113%, 5/3/29	5,840	6,538
4.000%, 11/13/30	11,555	12,104
		60,395

Building Materials—0.7%
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	4,925	4,897
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	10,190	10,714
Griffon Corp. 5.750%, 3/1/28	10,605	11,268
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	10,526
Summit Materials LLC 144A 5.250%, 1/15/29(1)	12,470	13,249
		50,654

Chemicals—0.2%
Trinseo Materials Operating SCA 144A 5.375%, 9/1/25(1)	4,535	4,642
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	11,004
		15,646

Commercial Services—1.1%
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	12,420	13,022
144A 5.375%, 3/1/29(1)	2,575	2,681
Deluxe Corp. 144A 8.000%, 6/1/29(1)	4,045	4,389
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	11,020	11,617
LiveStyle, Inc. 144A 9.625%, 2/1/19(1)(2)(3)(4)	7,628	—
Monitronics International 9.125%, 4/1/49(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	12,682
RR Donnelley & Sons Co.
7.000%, 2/15/22	3,965	4,084
6.000%, 4/1/24	3,195	3,339
Square, Inc. 144A 3.500%, 6/1/31(1)	9,175	9,255
	Par Value	Value

Commercial Services—continued
United Rentals North America, Inc. 5.250%, 1/15/30	$13,445	$ 14,727
		75,796

Computers—0.2%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	2,645	2,705
Dell International LLC 144A 7.125%, 6/15/24(1)	9,275	9,513
NCR Corp. 144A 5.125%, 4/15/29(1)	1,715	1,769
Seagate HDD Cayman 4.875%, 6/1/27	765	843
		14,830

Containers & Packaging—0.6%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	13,844
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	13,260	14,420
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	13,884
		42,148

Cosmetics & Personal Care—0.1%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	6,105	6,471
Distribution/Wholesale—0.2%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	11,570	12,159
Diversified Financial Services—1.1%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	13,230	13,338
Navient Corp.
6.750%, 6/15/26	14,905	16,638
5.000%, 3/15/27	11,555	11,956
OneMain Finance Corp. 5.375%, 11/15/29	1,505	1,637
PennyMac Financial Services, Inc. 144A 4.250%, 2/15/29(1)	11,630	11,204
Springleaf Finance Corp.
8.250%, 10/1/23	8,730	9,821
6.625%, 1/15/28	12,965	14,863
		79,457

See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$11,985	$ 13,349
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	5,159
Entertainment—1.6%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	13,610	10,479
144A 10.500%, 4/15/25(1)	4,970	5,393
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	6,430	6,816
144A 8.125%, 7/1/27(1)	15,400	17,128
Cedar Fair LP
5.375%, 6/1/24	5,550	5,609
5.375%, 4/15/27	11,680	12,030
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,680
144A 6.250%, 1/15/27(1)	9,850	11,229
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	9,225	9,698
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	10,495	10,875
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	14,025	15,042
Stars Group Holdings B.V. 144A 7.000%, 7/15/26(1)	4,005	4,145
		113,124

Environmental Services—0.1%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	9,365	9,724
Equity Real Estate Investment Trusts (REITs)—0.7%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	9,450	10,004
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	9,372
SBA Communications Corp. 144A 3.125%, 2/1/29(1)	11,135	10,735
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Service Properties Trust
4.350%, 10/1/24	$ 6,700	$ 6,747
4.500%, 3/15/25	7,825	7,786
Uniti Group LP 144A 7.125%, 12/15/24(1)	2,500	2,584
		47,228

Food & Beverage—1.4%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	10,135	10,809
Kraft Heinz Foods Co.
5.000%, 7/15/35	6,775	8,310
6.500%, 2/9/40	16,850	23,401
Post Holdings, Inc.
144A 5.750%, 3/1/27(1)	9,895	10,353
144A 4.500%, 9/15/31(1)	9,580	9,564
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	10,526
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	10,660	10,687
US Foods, Inc. 144A 6.250%, 4/15/25(1)	10,605	11,241
		94,891

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	13,590	14,231
Healthcare-Services—1.1%
Centene Corp. 4.625%, 12/15/29	1,135	1,248
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(1)	4,045	4,208
Encompass Health Corp. 4.750%, 2/1/30	5,895	6,263
HCA, Inc.
5.375%, 9/1/26	3,015	3,470
5.625%, 9/1/28	10,100	11,969
Select Medical Corp. 144A 6.250%, 8/15/26(1)	12,600	13,419
Tenet Healthcare Corp.
144A 6.250%, 2/1/27(1)	25,460	26,574
144A 6.125%, 10/1/28(1)	9,330	9,942
		77,093

Home Builders—0.3%
Beazer Homes USA, Inc. 5.875%, 10/15/27	1,885	1,970
	Par Value	Value

Home Builders—continued
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	$10,303	$ 10,893
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	8,947
		21,810

Home Furnishings—0.1%
Tempur Sealy International, Inc. 144A 4.000%, 4/15/29(1)	3,505	3,549
Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	8,284
Internet—0.8%
Endure Digital, Inc. 144A 6.000%, 2/15/29(1)	9,110	9,019
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	8,700	9,135
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,560	8,999
Netflix, Inc. 144A 5.375%, 11/15/29(1)	11,580	14,065
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	6,925	7,461
144A 7.500%, 9/15/27(1)	6,265	6,885
		55,564

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	11,195	11,643
Iron & Steel—0.4%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	12,200	12,825
144A 9.875%, 10/17/25(1)	3,480	4,079
United States Steel Corp.
6.875%, 8/15/25	8,595	8,794
6.875%, 3/1/29	3,900	4,173
		29,871

Leisure Time—0.6%
Carnival Corp.
144A 10.500%, 2/1/26(1)	8,835	10,286
144A 5.750%, 3/1/27(1)	7,670	8,034
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	$12,725	$ 13,330
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	4,015	4,627
144A 5.500%, 4/1/28(1)	8,060	8,441
		44,718

Lodging—0.9%
Boyd Gaming Corp.
144A 8.625%, 6/1/25(1)	9,995	11,018
144A 4.750%, 6/15/31(1)	6,000	6,225
Hilton Domestic Operating Co., Inc.
144A 4.000%, 5/1/31(1)	7,890	7,960
144A 3.625%, 2/15/32(1)	10,825	10,690
MGM Resorts International
6.750%, 5/1/25	620	664
4.750%, 10/15/28	13,640	14,492
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	11,340	12,212
		63,261

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	7,402
Machinery-Diversified—0.0%
Colfax Corp. 144A 6.375%, 2/15/26(1)	3,116	3,291
Media—2.9%
CCO Holdings LLC
4.500%, 5/1/32	21,375	22,150
144A 5.375%, 6/1/29(1)	14,780	16,156
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	9,860	10,821
144A 5.750%, 1/15/30(1)	16,900	17,555
144A 4.625%, 12/1/30(1)	8,300	8,143
144A 5.000%, 11/15/31(1)	12,820	12,882
Diamond Sports Group LLC 144A 6.625%, 8/15/27(1)	13,005	6,387
DISH DBS Corp.
7.375%, 7/1/28	13,135	14,135
	Par Value	Value

Media—continued
144A 5.125%, 6/1/29(1)	$11,740	$ 11,593
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	14,095	14,046
Meredith Corp. 6.875%, 2/1/26	9,844	10,238
Nexstar Broadcasting, Inc. 144A 5.625%, 7/15/27(1)	13,405	14,209
Scripps Escrow II, Inc.
144A 3.875%, 1/15/29(1)	1,600	1,587
144A 5.375%, 1/15/31(1)	10,660	10,626
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	5,750	5,923
144A 4.125%, 7/1/30(1)	8,255	8,328
TEGNA, Inc. 5.000%, 9/15/29	5,995	6,274
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	4,430	4,476
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	7,805	8,390
		203,919

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	12,890	13,119
Mining—0.7%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	10,570	11,308
Freeport-McMoRan, Inc. 5.250%, 9/1/29	10,690	11,799
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,756
144A 6.125%, 4/1/29(1)	4,220	4,494
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	11,532	12,801
		50,158

Oil, Gas & Consumable Fuels—2.9%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	9,990	11,089
144A 5.375%, 3/1/30(1)	7,740	7,900
Callon Petroleum Co.
6.125%, 10/1/24	6,110	6,023
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
144A 8.000%, 8/1/28(1)	$10,970	$ 11,093
Chesapeake Energy Corp.
8.000%, 1/15/25(2)	7,730	—
8.000%, 3/15/26(2)	6,301	—
5.500%, 9/15/26(2)	17,205	—
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	4,880	5,087
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	11,270	12,077
Cobalt International Energy, Inc 7.750%, 12/1/23(2)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	9,695	10,327
144A 5.875%, 1/15/30(1)	7,450	7,599
Continental Resources, Inc.
4.375%, 1/15/28	2,805	3,103
144A 5.750%, 1/15/31(1)	5,545	6,640
EQT Corp.
8.500%, 2/1/30	5,070	6,606
144A 3.625%, 5/15/31(1)	5,015	5,228
Mesquite Energy, Inc. 6.125%, 1/15/23	6,240	125
Nabors Industries, Inc.
5.750%, 2/1/25	1,910	1,757
144A 9.000%, 2/1/25(1)	2,850	2,993
Occidental Petroleum Corp.
5.875%, 9/1/25	9,390	10,446
5.550%, 3/15/26	4,140	4,575
8.875%, 7/15/30	4,600	6,152
6.625%, 9/1/30	11,355	13,626
PBF Holding Co. LLC 6.000%, 2/15/28	12,435	8,518
PDC Energy, Inc. 5.750%, 5/15/26	12,335	12,886
SM Energy Co.
6.625%, 1/15/27	10,540	10,830
6.500%, 7/15/28	4,370	4,490
Sunoco LP
5.500%, 2/15/26	3,855	3,973
5.875%, 3/15/28	6,830	7,257
Transocean, Inc.
144A 7.500%, 1/15/26(1)	12,010	10,329
144A 8.000%, 2/1/27(1)	2,745	2,311
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
USA Compression Partners LP 6.875%, 9/1/27	$11,045	$ 11,799
Weatherford International Ltd. 144A 11.000%, 12/1/24(1)	605	629
		205,601

Paper & Forest Products—0.2%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	10,985	11,304
Pharmaceuticals—1.4%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	10,005	10,130
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	13,814
Bausch Health Cos, Inc.
144A 7.250%, 5/30/29(1)	13,120	13,407
144A 5.250%, 2/15/31(1)	14,595	13,624
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	9,515	10,098
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	14,325	14,852
Organon & Co. 144A 5.125%, 4/30/31(1)	13,170	13,568
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,943
		95,436

Pipelines—1.5%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	9,576
Cheniere Energy Partners LP 5.625%, 10/1/26	6,510	6,754
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,010	11,533
DCP Midstream Operating LP 5.125%, 5/15/29	7,470	8,254
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	8,470	9,444
144A 4.750%, 1/15/31(1)	12,785	13,174
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	13,981
	Par Value	Value

Pipelines—continued
NGL Energy Partners LP 7.500%, 4/15/26	$ 4,095	$ 3,737
NuStar Logistics LP 6.375%, 10/1/30	9,135	10,093
Targa Resources Partners LP
6.500%, 7/15/27	7,170	7,770
6.875%, 1/15/29	10,670	12,021
		106,337

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	12,911
Retail—0.7%
1011778 BC ULC / New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	17,720	17,144
Asbury Automotive Group, Inc. 4.750%, 3/1/30	6,155	6,432
L Brands, Inc. 144A 6.625%, 10/1/30(1)	10,955	12,681
Mariposa Borrower, Inc. 8.000%, 10/15/21(2)	6,810	4,009
Party City Holdings, Inc. 144A 6.625%, 8/1/26(1)	2,800	2,408
Yum! Brands, Inc. 4.625%, 1/31/32	3,660	3,843
		46,517

Semiconductors—0.2%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	9,410	10,151
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	5,940	5,970
		16,121

Software—0.7%
Clarivate Science Holdings Corp.
144A 3.875%, 6/30/28(1)	6,310	6,367
144A 4.875%, 6/30/29(1)	11,325	11,622
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,940	1,940
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	14,500	14,863
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	12,455	13,199
		47,991

	Par Value	Value

Telecommunications—2.4%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	$15,335	$ 16,413
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	7,265	7,456
CommScope Technologies LLC
144A 6.000%, 6/15/25(1)	6,185	6,316
144A 5.000%, 3/15/27(1)	5,640	5,774
CommScope, Inc. 144A 8.250%, 3/1/27(1)	3,170	3,388
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(2)	10,045	904
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	14,666
Intelsat Connect Finance S.A. 144A 9.500%, 2/15/23(1)	3,195	1,054
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	5,390	3,086
144A 9.750%, 7/15/25(1)	6,940	4,042
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	12,660	13,104
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	12,205	12,678
144A 4.500%, 1/15/29(1)	15,690	15,313
144A 5.375%, 6/15/29(1)	11,525	11,691
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	6,885	6,835
Sprint Communications, Inc. 11.500%, 11/15/21	7,890	8,184
Sprint Corp 7.125%, 6/15/24	6,860	7,915
Sprint Corp. 7.625%, 3/1/26	8,595	10,486
T-Mobile USA, Inc.
3.375%, 4/15/29	8,250	8,514
2.875%, 2/15/31	4,620	4,585
3.500%, 4/15/31	8,600	8,897
Windstream Services LLC 6.375%, 8/1/23(2)	7,464	—
		171,301

See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Transportation—0.3%
Fortress Transportation and Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$12,065	$ 13,950
144A 5.500%, 5/1/28(1)	5,200	5,415
		19,365

Total Corporate Bonds and Notes (Identified Cost $2,176,765)		2,150,585

Leveraged Loans—0.6%
Entertainment—0.2%
Music Technology Holdings LLC 8.000%, 12/16/22(2)(4)(5)	11,673	11,673
Healthcare-Products—0.2%
Avantor Funding, Inc. Tranche B-4 (1 month LIBOR + 2.250%) 3.250%, 11/8/27(6)	9,642	9,638
Retail—0.1%
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(6)	8,487	8,467
Software—0.1%
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 3.104%, 10/30/26(6)	9,646	9,598
Total Leveraged Loans (Identified Cost $39,407)		39,376

	Shares
Convertible Preferred Stocks—6.1%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	121,335	21,697
Banks—0.7%
Bank of America Corp., 7.250%	11,830	16,751
	Shares	Value
Banks—continued
Wells Fargo & Co., 7.500%	23,180	$ 35,378
		52,129

Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	242,405	18,680
Chemicals—0.2%
International Flavors & Fragrances, Inc., 6.000%	228,970	11,588
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	182,870	13,670
Communications Equipment—0.4%
2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	22,815	28,749
Construction & Engineering—0.0%
Fluor Corp. 144A, 6.500%(1)	3,875	4,111
Diversified Financial Services—0.3%
2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	11,905	21,346
Electric Utilities—0.9%
AES Corp. (The), 6.875%	256,340	27,574
NextEra Energy, Inc., 5.279%	269,480	13,194
NextEra Energy, Inc., 6.219%	482,970	23,859
		64,627

Electronic Equipment, Instruments & Components—0.1%
II-VI, Inc., 6.000%	23,240	6,999
Health Care Facilities—0.9%
Avantor, Inc. Series A, 6.250%	171,680	18,809
Danaher Corp., 5.000%	31,460	46,412
		65,221

Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp. Series A, 5.500%	183,445	21,291
Industrial Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	73,715	8,900
	Shares	Value

Media—0.2%
ViacomCBS, Inc. Series A, 5.750%	172,220	$ 12,767
Pharmaceuticals—0.2%
Elanco Animal Health, Inc., 5.000%	213,940	11,480
Professional Services—0.3%
Clarivate plc Series A, 5.250%	177,655	18,600
Semiconductors & Semiconductor Equipment—0.7%
Broadcom, Inc. Series A, 8.000%	32,330	49,137
Total Convertible Preferred Stocks (Identified Cost $363,534)		430,992

Preferred Stocks—0.3%
Entertainment—0.3%
LiveStyle, Inc. Series A (2)(4)(7)	7,960	1,247
LiveStyle, Inc. Series B (2)(4)(5)(7)	171,344	17,135
Sfx Entertainment, Inc. Series B(2)	8,000	—
		18,382

Total Preferred Stocks (Identified Cost $25,579)		18,382

Common Stocks—33.1%
Air Freight & Logistics—0.3%
FedEx Corp.(8)	76,140	22,715
Automobiles—1.2%
Ford Motor Co.(7)	1,318,690	19,596
Tesla, Inc.(7)(8)	92,725	63,025
		82,621

Banks—0.9%
CCF Holdings LLC Class M(2)(5)(7)	1,759,917	1,285
CCF Holdings LP(2)(7)(9)	7,416,755	5,414
JPMorgan Chase & Co.	192,445	29,933
Wells Fargo & Co.	603,585	27,336
		63,968

Biotechnology—0.6%
AbbVie, Inc.	244,942	27,590
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Biotechnology—continued
Horizon Therapeutics plc(7)	179,900	$ 16,846
		44,436

Capital Markets—0.6%
Charles Schwab Corp. (The)(8)	245,260	17,857
S&P Global, Inc.	58,340	23,946
		41,803

Chemicals—0.2%
Chemours Co. (The)	327,415	11,394
Dow, Inc.	83,978	5,314
		16,708

Commercial Services & Supplies—0.0%
CENVEO Corp.(2)(5)	19,074	109
Consumer Finance—0.0%
Erickson, Inc.(2)(7)	10,866	313
Energy Equipment & Services—0.3%
Bristow Group, Inc.(2)	1,625,000	—
Schlumberger N.V.(8)	687,365	22,003
		22,003

Entertainment—0.8%
Activision Blizzard, Inc.(8)	163,955	15,648
LiveStyle, Inc (2)(4)(5)(7)	202,319	— (10)
Netflix, Inc.(7)(8)	23,040	12,170
Roku, Inc. Class A (7)	66,315	30,455
		58,273

Equity Real Estate Investment—0.4%
Crown Castle International Corp.	148,671	29,006
Food & Staples Retailing—0.4%
Costco Wholesale Corp.	65,680	25,988
Healthcare Equipment & Supplies—1.2%
Abbott Laboratories	104,390	12,102
Align Technology, Inc.(7)	38,875	23,753
Dexcom, Inc.(7)	42,070	17,964
Intuitive Surgical, Inc.(7)	31,095	28,596
		82,415

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	84,395	33,795
Hotels, Restaurants & Leisure—1.5%
Booking Holdings, Inc.(7)	15,510	33,937
Darden Restaurants, Inc.	125,160	18,272
MGM Resorts International	543,960	23,200
Starbucks Corp.(8)	297,147	33,224
		108,633

	Shares	Value

Household Durables—0.4%
DR Horton, Inc.	285,265	$ 25,779
Industrial Conglomerates—0.3%
Honeywell International, Inc.	98,630	21,635
Insurance—0.3%
Aon plc Class A(8)	74,475	17,782
Interactive Media & Services—3.9%
Alphabet, Inc. Class A(7)	51,660	126,143
Facebook, Inc. Class A(7)	354,155	123,143
Match Group, Inc.(7)(8)	130,346	21,018
		270,304

Internet & Direct Marketing Retail—1.5%
Amazon.com, Inc.(7)	29,900	102,861
IT Services—3.3%
Accenture plc Class A	90,320	26,625
Mastercard, Inc. Class A	142,505	52,027
PayPal Holdings, Inc.(7)	169,410	49,380
Shopify, Inc. Class A(7)	4,360	6,370
Square, Inc. Class A(7)	85,925	20,949
Twilio, Inc. Class A(7)(8)	43,275	17,057
Visa, Inc. Class A	244,315	57,126
		229,534

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	177,060	26,171
Illumina, Inc.(7)	17,305	8,189
IQVIA Holdings, Inc.(7)	138,150	33,476
Thermo Fisher Scientific, Inc.	37,040	18,686
		86,522

Machinery—0.4%
Caterpillar, Inc.(8)	73,490	15,994
Deere & Co.(8)	44,020	15,526
		31,520

Media—0.0%
Postmedia Network Canada Corp.(2)(7)	1,018,823	1,742
Metals & Mining—0.2%
Freeport-McMoRan, Inc.	318,905	11,835
Multiline Retail—0.4%
Target Corp.	111,990	27,072
Oil, Gas & Consumable Fuels—1.0%
Arch Resources, Inc.(7)	1,858	106
Chesapeake Energy Corp.	12,296	638
Exxon Mobil Corp.	461,720	29,125
Hercules Offshore, Inc.(2)	174,935	—
Nabors Industries Ltd.(7)	7,277	831
Noble Corp.(7)	5,386	133
Oasis Petroleum, Inc.	99,370	9,992
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Occidental Petroleum Corp.	168,755	$ 5,277
Riviera Resources, Inc.(2)	25,527	7
Southwestern Energy Co.(7)	508,010	2,880
Valero Energy Corp.	262,125	20,467
		69,456

Pharmaceuticals—0.8%
Eli Lilly & Co.	178,610	40,995
Zoetis, Inc. Class A	100,480	18,725
		59,720

Road & Rail—0.2%
Union Pacific Corp.	50,300	11,062
Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc.(7)(8)	217,130	20,395
Broadcom, Inc.	32,580	15,535
Enphase Energy, Inc.(7)	109,350	20,080
GT Advanced Technologies, Inc.(2)(7)	537	—
Lam Research Corp.	55,350	36,016
Marvell Technology, Inc.	446,555	26,048
Micron Technology, Inc.(7)	304,925	25,913
NVIDIA Corp.(8)	68,910	55,135
QUALCOMM, Inc.	127,875	18,277
		217,399

Software—4.0%
Adobe, Inc.(7)	80,680	47,249
Atlassian Corp. PLC Class A(7)	50,530	12,979
Crowdstrike Holdings, Inc. Class A(7)(8)	69,140	17,376
Intuit, Inc.	75,205	36,863
Microsoft Corp.	443,675	120,192
salesforce.com, Inc.(7)	77,770	18,997
ServiceNow, Inc.(7)(8)	12,125	6,663
Zoom Video Communications, Inc. Class A(7)	46,025	17,813
		278,132

Specialty Retail—1.1%
Carvana Co. Class A(7)	20,945	6,321
Home Depot, Inc. (The)	176,900	56,412
TJX Cos., Inc. (The)	229,795	15,493
		78,226

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	755,317	103,448
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Textiles, Apparel & Luxury Goods—0.6%
Iconix Brand Group, Inc.(7)	44,216	$ 138
NIKE, Inc. Class B(8)	258,325	39,909
Quiksilver, Inc.(2)	2,328	73
		40,120

Total Common Stocks (Identified Cost $2,022,508)		2,316,935

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(7)	2,911,361	1,427
Entertainment—0.0%
LiveStyle, Inc. Series C(2)(4)(7)	43,500	— (10)
Media—0.0%
Affinion Group Holdings(2)(7)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Occidental Petroleum Corp.(7)	28,712	399
Chesapeake Energy Corp.(7)	23,201	484
Nabors Industries Ltd.(7)	2,910	29
Arch Resources, Inc.(7)	4,002	73
Sable Permian Resources Wts C(2)	7,241	109
Noble Corp.(7)	21,895	152
Noble Corp.(7)	21,895	186
		1,432

Total Warrants (Identified Cost $8,929)		2,859

	Par Value
Convertible Bonds and Notes—24.9%
Airlines—0.6%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	$18,850	18,784
Southwest Airlines Co. 1.250%, 5/1/25	16,065	24,328
		43,112

Auto Manufacturers—1.3%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	30,405	33,616
NIO, Inc.
144A 0.000%, 2/1/26(1)	6,940	6,517
144A 0.500%, 2/1/27(1)	10,595	9,949
	Par Value	Value

Auto Manufacturers—continued
Tesla, Inc. 2.000%, 5/15/24	$ 3,475	$ 38,004
		88,086

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	8,900	10,769
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	8,650	9,618
		20,387

Biotechnology—1.3%
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	3,370	6,213
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	13,545	13,080
Exact Sciences Corp.
0.375%, 3/15/27	15,360	20,323
0.375%, 3/1/28	3,520	4,352
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	15,590	17,743
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	16,420	15,240
Illumina, Inc. 0.000%, 8/15/23	5,645	7,106
Insmed, Inc. 0.750%, 6/1/28	6,365	6,998
		91,055

Commercial Services—1.2%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(1)	11,690	10,720
Chegg, Inc.
0.125%, 3/15/25	2,450	4,129
144A 0.000%, 9/1/26(1)	20,850	21,663
Shift4 Payments, Inc. 144A 0.000%, 12/15/25(1)	9,525	12,841
Square, Inc.
0.125%, 3/1/25	2,950	6,075
144A 0.000%, 5/1/26(1)	4,450	5,020
144A 0.250%, 11/1/27(1)	22,025	25,549
		85,997

Computers—0.5%
Lumentum Holdings, Inc. 0.500%, 12/15/26	16,195	17,471
Zscaler, Inc. 144A 0.125%, 7/1/25(1)	11,885	18,532
		36,003

	Par Value	Value

Diversified Financial Services—0.3%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	$10,970	$ 11,113
LendingTree, Inc. 144A 0.500%, 7/15/25(1)	11,275	10,190
		21,303

Electronics—0.1%
II-VI, Inc. 0.250%, 9/1/22	5,380	8,484
Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	9,595	9,379
144A 0.000%, 3/1/28(1)	14,490	14,042
SolarEdge Technologies, Inc. 144A 0.000%, 9/15/25(1)	7,840	9,820
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	7,835	9,743
		42,984

Entertainment—0.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	21,940	19,768
Live Nation Entertainment, Inc. 2.000%, 2/15/25	8,890	9,921
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	11,125	11,542
		41,231

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	13,065	14,816
Healthcare-Products—0.9%
Envista Holdings Corp. 2.375%, 6/1/25	7,605	16,199
Insulet Corp. 0.375%, 9/1/26	14,835	20,166
Novocure Ltd. 144A 0.000%, 11/1/25(1)	11,295	16,950
Omnicell, Inc. 144A 0.250%, 9/15/25(1)	7,340	11,887
		65,202

Healthcare-Services—0.8%
Anthem, Inc. 2.750%, 10/15/42	2,840	15,330
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	17,380	17,759
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Services—continued
Teladoc Health, Inc. 1.250%, 6/1/27	$19,400	$ 21,716
		54,805

Internet—5.3%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(1)	11,100	9,540
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	28,720	27,069
Booking Holdings, Inc. 0.750%, 5/1/25	4,905	6,936
Etsy, Inc. 144A 0.125%, 9/1/27(1)	19,855	25,563
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	21,280	22,982
FireEye, Inc. 0.875%, 6/1/24	10,720	12,107
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	14,815	28,380
Okta, Inc. 0.375%, 6/15/26	16,125	20,092
Palo Alto Networks, Inc. 0.750%, 7/1/23	8,980	13,088
Pinduoduo, Inc. 0.000%, 12/1/25	9,745	10,008
Shopify, Inc. 0.125%, 11/1/25	15,760	20,520
Snap, Inc. 144A 0.000%, 5/1/27(1)	30,075	32,150
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	16,660	15,594
Twitter, Inc. 144A 0.000%, 3/15/26(1)	28,750	27,420
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	23,455	23,783
Wayfair, Inc. 144A 0.625%, 10/1/25(1)	23,465	24,990
Wix.com Ltd. 144A 0.000%, 8/15/25(1)	14,780	15,482
Zendesk, Inc. 0.625%, 6/15/25	14,295	20,818
Zillow Group, Inc. 2.750%, 5/15/25	8,330	16,426
		372,948

Leisure Time—0.9%
NCL Corp., Ltd.
6.000%, 5/15/24	3,485	8,089
144A 5.375%, 8/1/25(1)	5,760	10,474
Peloton Interactive, Inc. 144A 0.000%, 2/15/26(1)	13,050	12,618
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
144A 4.250%, 6/15/23(1)	$13,815	$ 18,824
144A 2.875%, 11/15/23(1)	9,510	11,923
		61,928

Media—1.1%
DISH Network Corp.
3.375%, 8/15/26	10,680	10,899
144A 0.000%, 12/15/25(1)	13,975	16,274
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	10,530	11,056
Liberty Media Corp.
1.375%, 10/15/23	12,690	16,862
144A 0.500%, 12/1/50(1)	9,020	10,377
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	6,395	8,694
		74,162

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	8,710	9,352
Oil, Gas & Consumable Fuels—0.8%
EQT Corp. 1.750%, 5/1/26	12,245	20,395
Pioneer Natural Resources Co. 0.250%, 5/15/25	18,725	29,876
Transocean, Inc. 4.000%, 12/15/25	2,952	3,489
		53,760

Pharmaceuticals—0.8%
Clovis Oncology, Inc. 1.250%, 5/1/25	4,440	3,256
Dexcom, Inc.
0.750%, 12/1/23	3,145	8,173
0.250%, 11/15/25	17,725	18,511
Jazz Investments I Ltd. 2.000%, 6/15/26	17,490	23,262
		53,202

Pipelines—0.3%
Cheniere Energy, Inc. 4.250%, 3/15/45	20,350	17,139
Real Estate—0.1%
Redfin Corp. 144A 0.000%, 10/15/25(1)	8,810	9,880
	Par Value	Value

Retail—0.5%
Burlington Stores, Inc. 2.250%, 4/15/25	$13,805	$ 21,933
RH 0.000%, 6/15/23	4,220	14,733
		36,666

Semiconductors—1.4%
Cree, Inc. 0.875%, 9/1/23	7,155	11,922
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	5,025	5,279
Microchip Technology, Inc. 0.125%, 11/15/24	39,629	44,583
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	20,770	21,613
Synaptics, Inc. 0.500%, 6/15/22	5,970	12,571
		95,968

Software—4.6%
Akamai Technologies, Inc. 0.125%, 5/1/25	15,830	20,690
Alteryx, Inc.
0.500%, 8/1/24	5,940	5,658
1.000%, 8/1/26	9,955	9,371
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	13,375	15,934
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	14,480	19,331
Cloudflare, Inc. 0.750%, 5/15/25	5,275	15,020
Coupa Software, Inc. 0.375%, 6/15/26	21,400	24,688
Datadog, Inc. 0.125%, 6/15/25	12,075	16,082
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	14,050	14,471
Fastly, Inc. 144A 0.000%, 3/15/26(1)	12,690	11,821
Five9, Inc. 144A 0.500%, 6/1/25(1)	9,045	13,370
HubSpot, Inc. 0.375%, 6/1/25	8,445	17,874
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	12,620	9,414
MongoDB, Inc. 0.250%, 1/15/26	10,815	19,514
Palo Alto Networks, Inc. 0.375%, 6/1/25	20,020	27,227
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
RingCentral, Inc.
0.000%, 3/1/25	$18,030	$ 19,912
144A 0.000%, 3/15/26(1)	3,715	3,757
Splunk, Inc.
0.500%, 9/15/23	4,260	4,958
1.125%, 6/15/27	18,405	17,933
Workday, Inc. 0.250%, 10/1/22	13,695	22,639
Zynga, Inc.
0.250%, 6/1/24	6,420	8,836
144A 0.000%, 12/15/26(1)	5,705	6,083
		324,583

Telecommunications—0.3%
Infinera Corp. 2.125%, 9/1/24	4,190	5,124
Viavi Solutions, Inc.
1.750%, 6/1/23	9,083	12,196
1.000%, 3/1/24	3,525	4,968
		22,288

Total Convertible Bonds and Notes (Identified Cost $1,636,919)		1,745,341

Total Long-Term Investments—95.7% (Identified Cost $6,273,641)		6,704,470

	Shares
Short-Term Investments—3.9%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	264,318,051	264,318
Total Money Market Mutual Fund (Identified Cost $264,318)		264,318

Affiliated Mutual Fund—0.1%
Virtus AllianzGI High Yield Bond Fund(5)(11)	1,275,044	10,914
Total Affiliated Mutual Fund (Identified Cost $10,754)		10,914

Total Short-Term Investments (Identified Cost $275,072)		275,232

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.6% (Identified Cost $6,548,713)		6,979,702

Value

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,229)	$ (4,303)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.5% (Identified Cost $6,547,484)	$6,975,399
Other assets and liabilities, net—0.5%	33,723
NET ASSETS—100.0%	$7,009,122

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SBA	Small Business Administration

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $2,363,565 or 33.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The aggregate value of investments by the Fund in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 0.4% of net assets. See Note 4H in the Notes to Financial Statements.
(5)	Affiliated company. See Note 4H in Notes to Financial Statements.
(6)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Non-income producing.
(8)	All or a portion of the security is segregated as collateral for written options.
(9)	No contractual maturity date.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Canada	2
Cayman Islands	1
Jersey	1
Bermuda	1
Netherlands	1
United Kingdom	1
Other	1
Total	100%
† % of total investments, net of written options, as of June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
Open Written Options Contracts as of June 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	815	$ 8,558	$105.00	07/16/21	$ (13)
AMD US 08/20/21 C105	1,075	11,288	105.00	08/20/21	(265)
Aon plc	370	9,620	260.00	07/16/21	(22)
Caterpillar, Inc.	425	10,200	240.00	07/16/21	(16)
Charles Schwab Corp. (The)	1,230	9,840	80.00	08/20/21	(89)
Crowdstrike Holdings, Inc.	345	8,970	260.00	07/16/21	(167)
Deere & Co.	220	8,580	390.00	08/20/21	(68)
Dow, Inc.	285	1,995	70.00	08/20/21	(18)
DR Horton, Inc.	710	6,958	98.00	07/16/21	(18)
FedEx Corp.	385	13,475	350.00	07/16/21	(8)
Match Group, Inc.	780	12,870	165.00	07/16/21	(216)
Netflix, Inc.	115	6,900	600.00	08/20/21	(69)
NIKE, Inc.	1,515	21,967	145.00	07/16/21	(1,485)
NVIDIA Corp.	345	27,255	790.00	07/16/21	(1,019)
Schlumberger NV	1,720	6,450	37.50	07/16/21	(14)
ServiceNow, Inc.	60	3,420	570.00	07/16/21	(28)
Starbucks Corp.	745	8,940	120.00	08/20/21	(74)
Tesla, Inc.	465	33,712	725.00	07/16/21	(595)
Twilio, Inc.	70	2,730	390.00	07/16/21	(119)
Total Written Options					$(4,303)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$2,150,585	$ —	$2,145,539	$ 5,046(1)
Leveraged Loans	39,376	—	27,703	11,673
Convertible Bonds and Notes	1,745,341	—	1,745,341	—
Equity Securities:
Common Stocks	2,316,935	2,307,992	—	8,943 (1)
Convertible Preferred Stocks	430,992	376,786	54,206	—
Warrants	2,859	1,250	73	1,536 (1)
Preferred Stocks	18,382	—	—	18,382 (1)
Affiliated Mutual Fund	10,914	10,914	—	—
Money Market Mutual Fund	264,318	264,318	—	—
Total Investments, before Written Options	6,979,702	2,961,260	3,972,862	45,580
Liabilities:
Other Financial Instruments:
Written Options	(4,303)	(4,303)	—	—
Total Investments, Net of Written Options	$6,975,399	$2,956,957	$3,972,862	$45,580

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $73 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $1,037 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end. Securities held by the Fund with an end of period value of $7 were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of June 30, 2020:	$ 21,458	$ 3,480	-	$ 1,731	$ 16	$ 16,231
Accrued discount/(premium)	93	93	-	-	-	-
Realized gain (loss)	(11,958)	(11,500)	-	(458)	-	-
Change in unrealized appreciation (depreciation)(a)	2,400	3,593	-	(4,900)	1,556	2,151
Purchases	44,844	20,571	11,673	12,563	37	-
Sales	(12,228)	(12,228) (b)	-	-	-	-
Transfers into Level 3(c)	1,044	1,037	-	7	-	-
Transfers from Level 3(c)	(73)	-	-	-	(73)	-
Balance as of June 30, 2021	$ 45,580	$ 5,046 (d)	$ 11,673	$ 8,943 (d)	$ 1,536 (d)	$ 18,382 (d)
(a) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, was $1,747.
(b) Includes securities issued or removed due to corporate actions.
(c) “Transfers into and/or from” represent the ending value as of June 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued security currently priced at zero ($0).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:
Investments in Securities – Assets	Ending Balance at June 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series A	$ 1,247	Market and Company Comparables	EV Multiples	3.33x (0.35x - 12.87x)
			Illiquidity Discount	(30% - 85%)
LiveStyle, Inc. Series B	17,135	Market and Company Comparables	EV Multiples	3.33x (0.35x - 12.87x)
			Illiquidity Discount	(30% - 85%)

Common Stocks:
CCF Holdings LLC	$ 6,699	Market and Company Comparables	EV Multiples	1.11x (0.39x - 2.07x)
4.48x (2.77x - 6.16x)
0.57x (0.24x - 0.86x)
			Illiquidity Discount	20%

CENVEO Corp.	$ 109	Market and Company Comparables	EV Multiples	0.63x (0.36x - 1.18x)
5.01x (4.01x - 6.27x)
0.67x (0.56x - 0.87x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 313	Market and Company Comparables	EV Multiples	1.32x (0.74x - 2.35x)
12.08x (7.08x - 47.06x)
1.01x (0.57x - 1.41x)
			M&A Transaction Multiples Illiquidity Discount	0.96x (0.41x - 1.96x) 20%

LiveStyle, Inc	$ —	Market and Company Comparables	EV Multiples	3.33x (0.35x - 12.87x)
			Illiquidity Discount	(30% - 85%)

Postmedia Network Canada Corp.	$ 1,742	Market and Company Comparables	EV Multiples	0.90x (0.46x - 3.69x)
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at June 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
				5.12x (4.39x - 24.12x)
			M&A Transaction Multiples	8.52x (6.65x - 10.11x)
			Illiquidity Discount	10%

Quiksilver, Inc.	$ 73	Market and Company Comparables	EV Multiples	1.04x (0.56x - 1.71x)
				1.01x (0.65x - 2.13x)
			Illiquidity Discount	25%

Warrants:
CCF Holdings LLC	$ 1,427	Market and Company Comparables	EV Multiples	1.11x (0.39x - 2.59x)
				4.48x (2.77x - 9.50x)
				0.57x (0.24x - 1.12x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	56%

LiveStyle, Inc. Series C	$ —	Market and Company Comparables	EV Multiples Illiquidity Discount	3.33x (0.35x - 12.87x) (30% - 85%)

See Notes to Financial Statements

AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Aerospace & Defense—1.2%
TransDigm Group, Inc.(1)	8,800	$ 5,696
Air Freight & Logistics—1.9%
XPO Logistics, Inc.(1)	67,816	9,487
Automobiles—1.0%
General Motors Co.(1)	87,390	5,171
Banks—2.3%
First Republic Bank	60,105	11,250
Biotechnology—3.4%
Horizon Therapeutics plc(1)	89,249	8,357
Moderna, Inc.(1)	35,486	8,339
		16,696

Building Products—1.1%
Johnson Controls International plc	76,030	5,218
Capital Markets—0.7%
MarketAxess Holdings, Inc.	7,860	3,644
Chemicals—2.8%
Chemours Co. (The)	264,320	9,198
Olin Corp.	98,235	4,545
		13,743

Commercial Services & Supplies—1.4%
Waste Management, Inc.	49,805	6,978
Construction & Engineering—0.9%
Quanta Services, Inc.	49,420	4,476
Containers & Packaging—2.3%
Crown Holdings, Inc.	45,420	4,642
International Paper Co.	111,330	6,826
		11,468

Distributors—1.5%
Pool Corp.	16,010	7,343
Electrical Equipment—4.1%
AMETEK, Inc.	43,107	5,755
Generac Holdings, Inc.(1)	24,884	10,330
Plug Power, Inc.(1)	124,090	4,243
		20,328

Electronic Equipment, Instruments & Components—5.8%
IPG Photonics Corp.(1)	31,035	6,541
Keysight Technologies, Inc.(1)	50,100	7,736
TE Connectivity Ltd.	54,006	7,302
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Trimble, Inc.(1)	81,652	$ 6,682
		28,261

Energy Equipment & Services—0.9%
Baker Hughes Co.	193,037	4,415
Entertainment—3.4%
Roku, Inc. Class A (1)	14,240	6,540
Take-Two Interactive Software, Inc.(1)	25,503	4,514
Zynga, Inc. Class A(1)	516,199	5,487
		16,541

Food Products—2.0%
Freshpet, Inc.(1)	59,875	9,757
Healthcare Equipment & Supplies—10.6%
Align Technology, Inc.(1)	13,475	8,233
Cooper Cos., Inc. (The)	15,200	6,023
Dexcom, Inc.(1)	24,090	10,287
IDEXX Laboratories, Inc.(1)	18,915	11,946
Insulet Corp.(1)	25,678	7,049
Teleflex, Inc.	20,713	8,322
		51,860

Healthcare Providers & Services—1.7%
Tenet Healthcare Corp.(1)	121,870	8,164
Hotels, Restaurants & Leisure—3.2%
Expedia Group, Inc.(1)	62,640	10,255
Wingstop, Inc.	35,476	5,592
		15,847

Household Durables—1.0%
DR Horton, Inc.	54,245	4,902
Internet & Direct Marketing Retail—1.7%
Fiverr International Ltd.(1)	34,306	8,319
IT Services—9.1%
EPAM Systems, Inc.(1)	26,008	13,289
Shift4 Payments, Inc. Class A (1)	71,430	6,694
Snowflake, Inc. Class A(1)	26,346	6,370
Square, Inc. Class A(1)	36,935	9,005
Twilio, Inc. Class A(1)	22,937	9,041
		44,399

Leisure Products—1.6%
YETI Holdings, Inc.(1)	83,071	7,627
	Shares	Value

Life Sciences Tools & Services—3.2%
10X Genomics, Inc. Class A(1)	20,225	$ 3,960
Avantor, Inc.(1)	329,229	11,691
		15,651

Machinery—1.6%
Kornit Digital Ltd.(1)	63,610	7,909
Oil, Gas & Consumable Fuels—2.3%
Diamondback Energy, Inc.	43,724	4,105
Valero Energy Corp.	90,921	7,099
		11,204

Pharmaceuticals—1.2%
Catalent, Inc.(1)	52,467	5,673
Professional Services—1.4%
Leidos Holdings, Inc.	66,485	6,722
Semiconductors & Semiconductor Equipment—8.7%
Analog Devices, Inc.	28,360	4,883
Enphase Energy, Inc.(1)	42,527	7,809
Entegris, Inc.	68,581	8,433
Lam Research Corp.	11,130	7,242
Marvell Technology, Inc.	99,735	5,818
Monolithic Power Systems, Inc.	22,069	8,242
		42,427

Software—11.4%
Coupa Software, Inc.(1)	29,837	7,821
HubSpot, Inc.(1)	17,795	10,369
Paycom Software, Inc.(1)	16,791	6,103
RingCentral, Inc. Class A(1)	25,512	7,413
Trade Desk, Inc. (The) Class A(1)	98,670	7,633
Varonis Systems, Inc.(1)	114,815	6,616
Zscaler, Inc.(1)	45,450	9,820
		55,775

Specialty Retail—1.4%
Floor & Decor Holdings, Inc. Class A(1)	62,930	6,652
Textiles, Apparel & Luxury Goods—1.4%
Lululemon Athletica, Inc.(1)	19,405	7,082
See Notes to Financial Statements

AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—1.2%
United Rentals, Inc.(1)	17,794	$ 5,676
Total Common Stocks (Identified Cost $332,923)		486,361

Total Long-Term Investments—99.4% (Identified Cost $332,923)		486,361

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	791,484	$ 792
Total Short-Term Investment (Identified Cost $792)		792

TOTAL INVESTMENTS—99.6% (Identified Cost $333,715)		$487,153
Other assets and liabilities, net—0.4%		1,875
NET ASSETS—100.0%		$489,028
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Israel	4
Ireland	3
Switzerland	2
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$486,361	$486,361
Money Market Mutual Fund	792	792
Total Investments	$487,153	$487,153
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Aerospace & Defense—0.5%
Axon Enterprise, Inc.(1)	3,248	$ 574
HEICO Corp.	2,302	321
		895

Auto Components—0.6%
LCI Industries	2,158	284
Visteon Corp.(1)	6,417	776
		1,060

Banks—5.0%
Banc of California, Inc.	28,779	505
Bank of Hawaii Corp.	5,936	500
Central Pacific Financial Corp.	11,696	305
First Financial Bankshares, Inc.	8,033	395
First Foundation, Inc.	2,852	64
Glacier Bancorp, Inc.	6,189	341
Hancock Whitney Corp.	17,884	795
Hilltop Holdings, Inc.	12,146	442
Hope Bancorp, Inc.	38,418	545
Investors Bancorp, Inc.	38,662	551
PacWest Bancorp	20,700	852
Pinnacle Financial Partners, Inc.	4,727	417
Preferred Bank	835	53
Sandy Spring Bancorp, Inc.	23,743	1,048
South State Corp.	5,177	423
Texas Capital Bancshares, Inc.(1)	6,200	393
TriState Capital Holdings, Inc.(1)	1,677	34
United Bankshares, Inc.	7,075	258
Valley National Bancorp	30,361	408
		8,329

Beverages—1.0%
Boston Beer Co., Inc. (The) Class A(1)	60	61
Celsius Holdings, Inc.(1)	1,501	114
Coca-Cola Consolidated, Inc.	3,528	1,419
		1,594

Biotechnology—6.4%
Adverum Biotechnologies, Inc.(1)	34,296	120
Allakos, Inc.(1)	1,861	159
Arcturus Therapeutics Holdings, Inc.(1)	673	23
Arena Pharmaceuticals, Inc.(1)	3,126	213
Arrowhead Pharmaceuticals, Inc.(1)	3,640	301
Avita Medical, Inc.(1)	3,954	81
Avrobio, Inc.(1)	854	8
	Shares	Value

Biotechnology—continued
BioCryst Pharmaceuticals, Inc.(1)	5,368	$ 85
Biohaven Pharmaceutical Holding Co. Ltd.(1)	3,675	357
Blueprint Medicines Corp.(1)	10,384	913
ChemoCentryx, Inc.(1)	8,144	109
Cytokinetics, Inc.(1)	1,093	22
Deciphera Pharmaceuticals, Inc.(1)	9,123	334
Dicerna Pharmaceuticals, Inc.(1)	1,809	67
Dynavax Technologies Corp.(1)	2,873	28
Eagle Pharmaceuticals, Inc.(1)	4,415	189
Fate Therapeutics, Inc.(1)	2,686	233
Halozyme Therapeutics, Inc.(1)	4,762	216
Homology Medicines, Inc.(1)	1,105	8
Horizon Therapeutics plc(1)	4,209	394
Inovio Pharmaceuticals, Inc.(1)	3,237	30
Intellia Therapeutics, Inc.(1)	6,670	1,080
Invitae Corp.(1)	1,697	57
Iovance Biotherapeutics, Inc.(1)	4,500	117
Kadmon Holdings, Inc.(1)	6,305	24
Karuna Therapeutics, Inc.(1)	238	27
Karyopharm Therapeutics, Inc.(1)	1,999	21
Kindred Biosciences, Inc.(1)	2,958	27
Kodiak Sciences, Inc.(1)	1,910	178
Krystal Biotech, Inc.(1)	429	29
Kura Oncology, Inc.(1)	1,561	33
MannKind Corp.(1)	8,052	44
MeiraGTx Holdings plc(1)	810	13
Mersana Therapeutics, Inc.(1)	24,583	334
Mirati Therapeutics, Inc.(1)	688	111
Natera, Inc.(1)	9,388	1,066
Novavax, Inc.(1)	2,913	618
Precision BioSciences, Inc.(1)	1,326	17
Rocket Pharmaceuticals, Inc.(1)	2,700	120
Seres Therapeutics, Inc.(1)	1,228	29
Sorrento Therapeutics, Inc.(1)	6,171	60
	Shares	Value

Biotechnology—continued
SpringWorks Therapeutics, Inc.(1)	2,629	$ 217
Stemline Therapeutics(2)	2,004	—
TG Therapeutics, Inc.(1)	20,653	801
Translate Bio, Inc.(1)	4,332	119
Turning Point Therapeutics, Inc.(1)	5,496	429
Twist Bioscience Corp.(1)	991	132
Ultragenyx Pharmaceutical, Inc.(1)	1,407	134
United Therapeutics Corp.(1)	1,719	308
Vanda Pharmaceuticals, Inc.(1)	1,622	35
Veracyte, Inc.(1)	1,731	69
Vericel Corp.(1)	2,410	127
Viking Therapeutics, Inc.(1)	2,531	15
Voyager Therapeutics, Inc.(1)	1,133	5
Xencor, Inc.(1)	9,609	331
Y-mAbs Therapeutics, Inc.(1)	712	24
ZIOPHARM Oncology, Inc.(1)	6,344	17
		10,658

Building Products—1.0%
Builders FirstSource, Inc.(1)	23,467	1,001
CSW Industrials, Inc.	476	56
Masonite International Corp.(1)	4,909	549
PGT Innovations, Inc.(1)	1,924	45
		1,651

Capital Markets—3.3%
Artisan Partners Asset Management, Inc. Class A	11,060	562
Barings BDC, Inc.	27,326	289
Evercore, Inc. Class A	8,364	1,177
Freedom Holding Corp. NV(1)	5,621	366
Golub Capital BDC, Inc.	20,370	314
Hercules Capital, Inc.	23,873	407
LPL Financial Holdings, Inc.	3,791	512
Main Street Capital Corp.	6,668	274
Moelis & Co. Class A	16,798	956
PJT Partners, Inc. Class A	9,711	693
		5,550

Chemicals—2.5%
Balchem Corp.	2,167	284
Chemours Co. (The)	15,983	556
HB Fuller Co.	24,664	1,569
Sensient Technologies Corp.	5,978	518
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Chemicals—continued
Trinseo SA	20,758	$1,242
		4,169

Commercial Services & Supplies—1.5%
Clean Harbors, Inc.(1)	6,898	642
Herman Miller, Inc.	25,406	1,198
MSA Safety, Inc.	2,178	361
Tetra Tech, Inc.	2,068	252
		2,453

Communications Equipment—0.5%
Calix, Inc.(1)	17,671	839
Construction & Engineering—1.4%
API Group Corp.(1)	32,548	680
Construction Partners, Inc. Class A(1)	2,252	71
EMCOR Group, Inc.	4,666	575
MasTec, Inc.(1)	8,160	866
NV5 Global, Inc.(1)	1,168	110
Sterling Construction Co., Inc.(1)	3,467	83
		2,385

Construction Materials—0.5%
Summit Materials, Inc. Class A(1)	20,104	701
US Concrete, Inc.(1)	753	55
		756

Containers & Packaging—0.8%
Graphic Packaging Holding Co.	33,066	600
Silgan Holdings, Inc.	17,102	710
		1,310

Diversified Consumer Services—0.7%
Aspen Group, Inc.(1)	3,747	25
Bright Horizons Family Solutions, Inc.(1)	2,734	402
Carriage Services, Inc.	10,154	375
Grand Canyon Education, Inc.(1)	3,911	352
		1,154

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	876	121
Cogent Communications Holdings, Inc.	3,259	250
		371

Electric Utilities—2.1%
ALLETE, Inc.	3,970	278
Hawaiian Electric Industries, Inc.	13,903	588
IDACORP, Inc.	7,348	716
Otter Tail Corp.	14,877	726
PNM Resources, Inc.	14,676	716
	Shares	Value

Electric Utilities—continued
Portland General Electric Co.	10,729	$ 494
		3,518

Electrical Equipment—0.8%
Allied Motion Technologies, Inc.	1,303	45
FuelCell Energy, Inc.(1)	2,772	25
Generac Holdings, Inc.(1)	2,143	890
Plug Power, Inc.(1)	9,169	313
Sunrun, Inc.(1)	853	47
		1,320

Electronic Equipment, Instruments & Components—3.1%
FARO Technologies, Inc.(1)	557	43
II-VI, Inc.(1)	11,215	814
Insight Enterprises, Inc.(1)	12,800	1,280
Napco Security Technologies, Inc.(1)	2,185	80
nLIGHT, Inc.(1)	16,549	600
OSI Systems, Inc.(1)	5,061	514
Sanmina Corp.(1)	22,060	860
Vishay Intertechnology, Inc.	39,774	897
		5,088

Energy Equipment & Services—0.7%
ChampionX Corp.(1)	12,891	331
DMC Global, Inc.(1)	321	18
Liberty Oilfield Services, Inc. Class A(1)	58,765	832
		1,181

Entertainment—1.4%
Cinemark Holdings, Inc.(1)	28,933	635
Liberty Media Corp-Liberty Formula One Class A(1)	9,103	388
Madison Square Garden Sports Corp. Class A(1)	3,157	545
Zynga, Inc. Class A(1)	66,959	712
		2,280

Equity Real Estate Investment—1.7%
CareTrust REIT, Inc.	8,992	209
Industrial Logistics Properties Trust	27,677	723
Innovative Industrial Properties, Inc.	397	76
Kilroy Realty Corp.	11,088	772
Physicians Realty Trust	23,782	439
Piedmont Office Realty Trust, Inc. Class A	35,273	652
		2,871

	Shares	Value

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	2,677	$ 521
Grocery Outlet Holding Corp.(1)	2,280	79
Ingles Markets, Inc. Class A	4,826	281
PriceSmart, Inc.	3,977	362
Sprouts Farmers Market, Inc.(1)	19,585	487
Weis Markets, Inc.	5,073	262
		1,992

Food Products—4.1%
Calavo Growers, Inc.	2,133	135
Cal-Maine Foods, Inc.	15,088	546
Flowers Foods, Inc.	28,344	686
Freshpet, Inc.(1)	4,162	678
Hain Celestial Group, Inc. (The)(1)	14,733	591
Hostess Brands, Inc.(1)	41,381	670
J&J Snack Foods Corp.	4,010	700
John B Sanfilippo & Son, Inc.	8,386	743
Lancaster Colony Corp.	3,792	734
S&W Seed Co.(1)	106,580	388
Sanderson Farms, Inc.	2,013	378
SunOpta, Inc.(1)	42,876	525
Tootsie Roll Industries, Inc.	3,822	130
		6,904

Gas Utilities—0.1%
ONE Gas, Inc.	3,031	225
Health Care Technology—0.8%
Health Catalyst, Inc.(1)	13,445	746
Omnicell, Inc.(1)	3,541	536
Simulations Plus, Inc.	397	22
Vocera Communications, Inc.(1)	1,455	58
		1,362

Healthcare Equipment & Supplies—5.3%
Axogen, Inc.(1)	1,940	42
Axonics, Inc.(1)	10,541	668
BioLife Solutions, Inc.(1)	2,830	126
Cerus Corp.(1)	7,773	46
CONMED Corp.	14,502	1,993
CryoLife, Inc.(1)	1,112	32
CryoPort, Inc.(1)	3,260	206
Establishment Labs Holdings, Inc.(1)	7,995	698
Globus Medical, Inc. Class A(1)	10,304	799
Inari Medical, Inc.(1)	5,792	540
Integer Holdings Corp.(1)	10,000	942
Itamar Medical Ltd. ADR Sponsored ADR(1)	8,822	208
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
Lantheus Holdings, Inc.(1)	1,513	$ 42
Mesa Laboratories, Inc.	226	61
OrthoPediatrics Corp.(1)	1,528	96
Shockwave Medical, Inc.(1)	2,518	478
SI-BONE, Inc.(1)	14,894	469
Surmodics, Inc.(1)	968	52
West Pharmaceutical Services, Inc.	3,678	1,321
		8,819

Healthcare Providers & Services—4.1%
Addus HomeCare Corp.(1)	780	68
Castle Biosciences, Inc.(1)	780	57
Chemed Corp.	1,293	614
Encompass Health Corp.	4,886	381
Ensign Group, Inc. (The)	15,311	1,327
Guardant Health, Inc.(1)	1,214	151
Joint Corp. (The)(1)	3,150	264
LHC Group, Inc.(1)	1,588	318
ModivCare, Inc.(1)	504	86
Ontrak, Inc.(1)	1,676	55
R1 RCM, Inc.(1)	24,433	543
RadNet, Inc.(1)	3,157	106
Select Medical Holdings Corp.	17,549	742
Tenet Healthcare Corp.(1)	30,992	2,076
		6,788

Hotels, Restaurants & Leisure—2.6%
Boyd Gaming Corp.(1)	11,537	709
Churchill Downs, Inc.	2,464	488
Kura Sushi USA, Inc. Class A(1)	2,020	77
Lindblad Expeditions Holdings, Inc.(1)	39,776	637
Planet Fitness, Inc. Class A(1)	9,292	699
Red Rock Resorts, Inc. Class A(1)	41,732	1,774
		4,384

Household Durables—0.6%
La-Z-Boy, Inc.	9,078	336
Lennar Corp. Class B	7,115	580
LGI Homes, Inc.(1)	663	107
		1,023

Household Products—0.2%
WD-40 Co.	1,554	398
	Shares	Value

Independent Power Producers & Energy Traders—0.2%
Brookfield Renewable Corp. Class A	6,676	$ 280
Insurance—1.3%
AMERISAFE, Inc.	6,416	383
Donegal Group, Inc. Class A	17,973	262
Employers Holdings, Inc.	2,090	89
Enstar Group Ltd.(1)	647	155
Kemper Corp.	5,873	434
NI Holdings, Inc.(1)	4,074	77
Palomar Holdings, Inc.(1)	612	46
RLI Corp.	4,576	479
Safety Insurance Group, Inc.	2,511	197
		2,122

Interactive Media & Services—0.1%
EverQuote, Inc. Class A(1)	1,106	36
QuinStreet, Inc.(1)	3,411	64
		100

Internet & Direct Marketing Retail—0.1%
Overstock.com, Inc.(1)	1,027	95
IT Services—1.0%
Brightcove, Inc.(1)	5,036	72
Hackett Group, Inc. (The)	2,443	44
Limelight Networks, Inc.(1)	4,661	15
Paysign, Inc.(1)	3,142	10
Perficient, Inc.(1)	10,791	868
Repay Holdings Corp.(1)	8,663	208
Shift4 Payments, Inc. Class A (1)	5,585	524
		1,741

Leisure Products—1.7%
Acushnet Holdings Corp.	9,384	464
Malibu Boats, Inc. Class A(1)	6,594	483
YETI Holdings, Inc.(1)	19,954	1,832
		2,779

Life Sciences Tools & Services—1.6%
Adaptive Biotechnologies Corp.(1)	3,640	149
Charles River Laboratories International, Inc.(1)	2,999	1,110
Codexis, Inc.(1)	2,114	48
	Shares	Value

Life Sciences Tools & Services—continued
Medpace Holdings, Inc.(1)	2,612	$ 461
NanoString Technologies, Inc.(1)	6,561	425
NeoGenomics, Inc.(1)	8,970	405
Quanterix Corp.(1)	2,402	141
		2,739

Machinery—2.4%
Columbus McKinnon Corp.	1,040	50
Douglas Dynamics, Inc.	791	32
ITT, Inc.	6,741	618
Kadant, Inc.	535	94
Lindsay Corp.	5,548	917
Shyft Group, Inc. (The)	2,335	87
SPX Corp.(1)	12,156	743
Terex Corp.	29,044	1,383
		3,924

Marine—0.7%
Matson, Inc.	18,507	1,185
Media—1.2%
Cable One, Inc.	332	635
Cardlytics, Inc.(1)	810	103
Liberty Broadband Corp. Class A(1)	4,627	778
Magnite, Inc.(1)	6,195	210
TechTarget, Inc.(1)	2,459	190
		1,916

Metals & Mining—0.4%
Hecla Mining Co.	43,564	324
Southern Copper Corp.	6,163	397
		721

Mortgage Real Estate Investment Trusts (REITs)—0.6%
AG Mortgage Investment Trust, Inc.	72,815	311
Arbor Realty Trust, Inc.	37,101	661
		972

Multiline Retail—0.9%
Big Lots, Inc.	8,945	590
Macy’s, Inc.(1)	51,200	971
		1,561

Multi-Utilities—0.7%
Avista Corp.	6,569	280
Black Hills Corp.	9,629	632
Unitil Corp.	4,336	230
		1,142

See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Oil, Gas & Consumable Fuels—3.2%
Cimarex Energy Co.	16,137	$1,169
Clean Energy Fuels Corp.(1)	40,909	415
Diamondback Energy, Inc.	5,129	482
Hess Midstream LP Class A	18,675	472
Magnolia Oil & Gas Corp. Class A(1)	67,900	1,061
Ovintiv, Inc.	39,700	1,249
Penn Virginia Corp.(1)	22,301	527
		5,375

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	13,615	821
Personal Products—1.4%
BellRing Brands, Inc. Class A(1)	29,257	917
Medifast, Inc.	1,990	563
Nu Skin Enterprises, Inc. Class A	6,101	346
USANA Health Sciences, Inc.(1)	4,593	470
		2,296

Pharmaceuticals—1.6%
Alpha Teknova, Inc.(1)	16,615	394
Amphastar Pharmaceuticals, Inc.(1)	1,922	39
ANI Pharmaceuticals, Inc.(1)	713	25
Antares Pharma, Inc.(1)	11,726	51
Arvinas, Inc.(1)	174	13
Axsome Therapeutics, Inc.(1)	850	57
Cara Therapeutics, Inc.(1)	1,228	18
Catalent, Inc.(1)	10,492	1,134
Collegium Pharmaceutical, Inc.(1)	2,037	48
Omeros Corp.(1)	1,189	18
Prestige Brands Holdings, Inc.(1)	14,336	747
Provention Bio, Inc.(1)	1,363	12
Revance Therapeutics, Inc.(1)	1,425	42
		2,598

Professional Services—2.0%
ASGN, Inc.(1)	4,962	481
CRA International, Inc.	948	81
Franklin Covey Co.(1)	1,035	33
Heidrick & Struggles International, Inc.	17,000	757
ICF International, Inc.	9,510	836
Kforce, Inc.	725	46
	Shares	Value

Professional Services—continued
ManTech International Corp. Class A	9,632	$ 834
Science Applications International Corp.	2,359	207
		3,275

Real Estate Management & Development—0.0%
eXp World Holdings, Inc.(1)	2,015	78
Road & Rail—0.6%
HyreCar, Inc.(1)	20,515	429
Saia, Inc.(1)	2,928	614
		1,043

Semiconductors & Semiconductor Equipment—4.5%
ACM Research, Inc. Class A(1)	536	55
Amkor Technology, Inc.	46,800	1,108
Axcelis Technologies, Inc.(1)	1,791	72
FormFactor, Inc.(1)	1,706	62
Ichor Holdings Ltd.(1)	32,242	1,735
Kulicke & Soffa Industries, Inc.	20,963	1,283
MACOM Technology Solutions Holdings, Inc.(1)	13,564	869
MaxLinear, Inc.(1)	10,926	464
Onto Innovation, Inc.(1)	6,706	490
SunPower Corp.(1)	10,793	315
Ultra Clean Holdings, Inc.(1)	18,090	972
		7,425

Software—3.6%
Agilysys, Inc.(1)	2,026	115
Aspen Technology, Inc.(1)	2,690	370
Box, Inc. Class A(1)	38,232	977
Cerence, Inc.(1)	5,597	597
Cornerstone OnDemand, Inc.(1)	9,800	505
Digital Turbine, Inc.(1)	5,934	451
Domo, Inc. Class B(1)	1,261	102
LivePerson, Inc.(1)	8,280	524
Model N, Inc.(1)	1,679	58
OneSpan, Inc.(1)	557	14
Paylocity Holding Corp.(1)	2,389	456
PROS Holdings, Inc.(1)	444	20
Riot Blockchain, Inc.(1)	1,751	66
Sapiens International Corp. NV	2,211	58
Smartsheet, Inc. Class A(1)	4,394	318
Tenable Holdings, Inc.(1)	6,396	264
	Shares	Value

Software—continued
Upland Software, Inc.(1)	1,841	$ 76
Varonis Systems, Inc.(1)	17,496	1,008
Zix Corp.(1)	6,775	48
		6,027

Specialty Retail—5.2%
Asbury Automotive Group, Inc.(1)	4,934	846
Boot Barn Holdings, Inc.(1)	1,187	100
Camping World Holdings, Inc. Class A	20,288	832
Dick’s Sporting Goods, Inc.	13,158	1,318
Floor & Decor Holdings, Inc. Class A(1)	4,876	515
Genesco, Inc.(1)	14,710	937
GrowGeneration Corp.(1)	16,338	786
Hibbett, Inc.(1)	16,570	1,485
Lithia Motors, Inc.	1,988	683
Rent-A-Center, Inc.	19,847	1,053
TravelCenters of America, Inc.(1)	6,033	176
		8,731

Textiles, Apparel & Luxury Goods—2.8%
Capri Holdings Ltd.(1)	14,157	810
Crocs, Inc.(1)	18,025	2,100
Deckers Outdoor Corp.(1)	1,362	523
Oxford Industries, Inc.	8,800	870
PLBY Group, Inc.(1)	7,362	286
		4,589

Thrifts & Mortgage Finance—1.3%
Capitol Federal Financial, Inc.	33,955	400
Flagstar Bancorp, Inc.	22,691	959
Meridian Bancorp, Inc.	2,434	50
PCSB Financial Corp.	3,912	71
Premier Financial Corp.	1,668	47
Waterstone Financial, Inc.	28,126	553
		2,080

Trading Companies & Distributors—2.4%
Boise Cascade Co.	13,364	780
MSC Industrial Direct Co., Inc. Class A	5,724	513
Rush Enterprises, Inc. Class A	31,400	1,358
WESCO International, Inc.(1)	12,537	1,289
		3,940

See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Water Utilities—1.2%
American States Water Co.	9,101	$ 724
California Water Service Group	12,397	689
Middlesex Water Co.	476	39
SJW Group	8,331	527
		1,979

Total Common Stocks (Identified Cost $119,193)		162,861

Master Limited Partnerships and Related Companies—0.3%
Downstream/Other—0.3%
Enviva Partners LP	6,972	365
Sunoco LP	5,355	202
		567

Total Master Limited Partnerships and Related Companies (Identified Cost $394)		567

Total Long-Term Investments—98.2% (Identified Cost $119,587)		163,428

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	3,619,292	$ 3,619
Total Short-Term Investment (Identified Cost $3,619)		3,619

TOTAL INVESTMENTS—100.4% (Identified Cost $123,206)		$167,047
Other assets and liabilities, net—(0.4)%		(691)
NET ASSETS—100.0%		$166,356

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$162,861	$162,861	$— (1)
Master Limited Partnerships and Related Companies	567	567	—
Money Market Mutual Fund	3,619	3,619	—
Total Investments	$167,047	$167,047	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.1%
Auto Components—1.2%
Aptiv plc(1)	95,195	$ 14,977
Magna International, Inc.	165,155	15,300
		30,277

Automobiles—2.5%
Ford Motor Co.(1)	1,912,825	28,425
General Motors Co.(1)	586,335	34,693
		63,118

Communications Equipment—1.5%
Cisco Systems, Inc.	710,510	37,657
Motorola Solutions, Inc.	4,460	967
		38,624

Electrical Equipment—0.0%
Bloom Energy Corp. Class A(1)	24,075	647
Electronic Equipment, Instruments & Components—1.5%
Flex Ltd.(1)	286,650	5,122
Samsung SDI Co., Ltd.	52,617	32,613
		37,735

Entertainment—0.0%
Take-Two Interactive Software, Inc.(1)	2,315	410
Hotels, Restaurants & Leisure—3.1%
Airbnb, Inc. Class A(1)	374	57
Booking Holdings, Inc.(1)	14,895	32,592
Expedia Group, Inc.(1)	278,255	45,553
		78,202

Interactive Media & Services—15.5%
Alphabet, Inc. Class C(1)	79,510	199,277
Facebook, Inc. Class A(1)(2)	488,675	169,917
Snap, Inc. Class A(1)	338,390	23,058
ZoomInfo Technologies, Inc. Class A(1)	13,410	700
		392,952

Internet & Direct Marketing Retail—5.1%
Amazon.com, Inc.(1)	34,625	119,116
Trip.com Group Ltd. ADR(1)	287,520	10,195
		129,311

IT Services—14.6%
DXC Technology Co.(1)	792,640	30,865
Fidelity National Information Services, Inc.	11,590	1,642
Global Payments, Inc.	11,725	2,199
Mastercard, Inc. Class A	42,570	15,542
	Shares	Value

IT Services—continued
MongoDB, Inc. Class A(1)	187,115	$ 67,646
PayPal Holdings, Inc.(1)	303,550	88,479
Shopify, Inc. Class A(1)	15,005	21,922
Snowflake, Inc. Class A(1)	57,359	13,869
Square, Inc. Class A(1)(2)	203,905	49,712
Twilio, Inc. Class A(1)(2)	195,245	76,958
		368,834

Road & Rail—1.1%
Lyft, Inc. Class A(1)	473,160	28,617
Semiconductors & Semiconductor Equipment—18.3%
Advanced Micro Devices, Inc.(1)	50,880	4,779
Advantest Corp.	89,300	8,046
Applied Materials, Inc.	307,005	43,717
Cree, Inc.(1)	36,705	3,595
Infineon Technologies AG	16,670	668
KLA Corp.	13,800	4,474
Lam Research Corp.	133,470	86,849
Micron Technology, Inc.(1)(2)	1,067,045	90,677
NVIDIA Corp.	15,980	12,786
NXP Semiconductors N.V.	177,095	36,432
ON Semiconductor Corp.(1)	462,770	17,715
Qorvo, Inc.(1)	86,850	16,992
SK Hynix, Inc.	337,657	38,229
Skyworks Solutions, Inc.	77,785	14,915
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	283,395	34,053
Teradyne, Inc.	151,000	20,228
Tokyo Electron Ltd.	70,300	30,425
		464,580

Software—21.4%
Adobe, Inc.(1)	31,985	18,732
Alteryx, Inc. Class A(1)	123,463	10,620
Asana, Inc. Class A(1)	1,078,385	66,892
Cadence Design Systems, Inc.(1)	3,590	491
Crowdstrike Holdings, Inc. Class A(1)	347,905	87,432
Datadog, Inc. Class A(1)	4,485	467
DocuSign, Inc.(1)	32,135	8,984
HubSpot, Inc.(1)	131,558	76,662
Intuit, Inc.	40,195	19,702
Microsoft Corp.(2)	297,985	80,724
Palo Alto Networks, Inc.(1)	40,660	15,087
Paycom Software, Inc.(1)	110,529	40,174
salesforce.com, Inc.(1)	80,210	19,593
UiPath, Inc. Class A(1)	76,069	5,167
Varonis Systems, Inc.(1)	230,535	13,284
	Shares	Value

Software—continued
Zscaler, Inc.(1)	356,095	$ 76,938
		540,949

Technology Hardware, Storage & Peripherals—8.3%
Apple, Inc.(2)	605,425	82,919
HP, Inc.	129,595	3,912
NetApp, Inc.	14,265	1,167
Samsung Electronics Co., Ltd.	587,533	42,103
Seagate Technology Holdings plc	564,280	49,617
Western Digital Corp.(1)	429,520	30,569
		210,287

Total Common Stocks (Identified Cost $1,567,015)		2,384,543

Purchased Options—0.6%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $17,594)		16,000

Total Long-Term Investments—94.7% (Identified Cost $1,584,609)		2,400,543

Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	150,822,570	150,823
Total Short-Term Investment (Identified Cost $150,823)		150,823

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.7% (Identified Cost $1,735,432)		2,551,366

Written Options—(0.4)%
(See open written options schedule)
Total Written Options (Premiums Received $15,061)		(10,042)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.3% (Identified Cost $1,720,371)		$2,541,324
Other assets and liabilities, net—(0.3)%		(6,518)
NET ASSETS—100.0%		$2,534,806

Abbreviation:
ADR	American Depositary Receipt

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
United States	86%
South Korea	6
Canada	2
Netherlands	2
Ireland	2
Taiwan	1
Japan	1
Total	100%
† % of total investments, net of written options, as of June 30, 2021.
Open Purchased Options Contracts as of June 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	322	$86,940	$2,700.00	06/17/22	$ 5,780
Amazon.com, Inc.	82	30,750	3,750.00	01/20/23	3,146
Amazon.com, Inc.	164	57,400	3,500.00	06/17/22	6,006
Fidelity National Information Services, Inc.	1,200	18,600	155.00	01/21/22	528
Fiserv, Inc.	1,800	21,600	120.00	01/21/22	540
Total Purchased Options					$16,000
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options

Open Written Options Contracts as of June 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Alphabet, Inc.	140	$29,400	$2,100.00	06/17/22	$ (1,400)
Alphabet, Inc.	182	40,040	2,200.00	06/17/22	(2,368)
Amazon.com, Inc.	164	47,560	2,900.00	06/17/22	(2,519)
Amazon.com, Inc.	82	25,912	3,160.00	01/20/23	(2,762)
Datadog, Inc.	1,034	7,238	70.00	01/21/22	(239)
Fidelity National Information Services, Inc.	1,200	14,400	120.00	01/21/22	(360)
Fiserv, Inc.	1,800	16,200	90.00	01/21/22	(394)
Total Written Options					$(10,042)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,384,543	$2,384,543	$ —
Money Market Mutual Fund	150,823	150,823	—
Other Financial Instruments:
Purchased Options	16,000	7,074	8,926
Total Investments, before Written Options	2,551,366	2,542,440	8,926
Liabilities:
Other Financial Instruments:
Written Options	(10,042)	(2,728)	(7,314)
Total Investments, Net of Written Options	$2,541,324	$2,539,712	$ 1,612
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—3.4%
Cogent Communications Holdings, Inc.	190,062	$ 14,614
Comcast Corp. Class A	152,928	8,720
Verizon Communications, Inc.	118,419	6,635
		29,969

Consumer Discretionary—7.5%
Best Buy Co., Inc.	68,212	7,843
Dollar General Corp.	37,654	8,148
Home Depot, Inc. (The)	107,688	34,340
McDonald’s Corp.	71,625	16,545
		66,876

Consumer Staples—2.8%
Church & Dwight Co., Inc.	41,742	3,558
Procter & Gamble Co. (The)	99,320	13,401
Walmart, Inc.	54,029	7,619
		24,578

Energy—5.1%
EOG Resources, Inc.	90,442	7,546
LUKOIL PJSC Sponsored ADR	211,077	19,419
ONEOK, Inc.	168,277	9,363
Valero Energy Corp.	117,712	9,191
		45,519

Financials—19.6%
Allstate Corp. (The)	236,361	30,831
Bank of America Corp.	393,359	16,218
BlackRock, Inc.	8,514	7,449
Blackstone Group, Inc. (The)	68,494	6,654
Blackstone Mortgage Trust, Inc. Class A	143,831	4,587
Citigroup, Inc.	238,229	16,855
Fidelity National Financial, Inc.	218,960	9,516
JPMorgan Chase & Co.	270,103	42,012
Marsh & McLennan Cos., Inc.	63,230	8,895
Morgan Stanley	72,717	6,667
MSCI, Inc. Class A	20,034	10,680
S&P Global, Inc.	35,654	14,634
		174,998

	Shares	Value

Health Care—13.6%
Abbott Laboratories	133,628	$ 15,491
AbbVie, Inc.	110,625	12,461
Agilent Technologies, Inc.	68,507	10,126
Anthem, Inc.	31,147	11,892
Chemed Corp.	7,980	3,787
Johnson & Johnson	90,005	14,827
Merck & Co., Inc.	251,248	19,540
Thermo Fisher Scientific, Inc.	46,849	23,634
UnitedHealth Group, Inc.	23,722	9,499
		121,257

Industrials—15.0%
Cintas Corp.	18,895	7,218
Dover Corp.	67,339	10,141
Honeywell International, Inc.	81,925	17,970
L3Harris Technologies, Inc.	62,779	13,570
Leidos Holdings, Inc.	79,012	7,988
Lockheed Martin Corp.	88,051	33,314
Norfolk Southern Corp.	91,043	24,164
Raytheon Technologies Corp.	54,959	4,689
TransUnion	42,560	4,673
Waste Management, Inc.	67,703	9,486
		133,213

Information Technology—9.8%
Apple, Inc.	67,264	9,212
Broadcom, Inc.	55,548	26,488
Cisco Systems, Inc.	296,561	15,718
Mastercard, Inc. Class A	12,549	4,582
Microsoft Corp.	65,659	17,787
Texas Instruments, Inc.	71,884	13,823
		87,610

Materials—3.9%
Celanese Corp.	72,318	10,963
Royal Gold, Inc.	80,939	9,235
Scotts Miracle-Gro Co. (The)	45,753	8,781
Southern Copper Corp.	92,890	5,975
		34,954

Real Estate—11.4%
Alexandria Real Estate Equities, Inc.	42,823	7,791
American Tower Corp.	147,575	39,866
CoreSite Realty Corp.	174,015	23,422
	Shares	Value

Real Estate—continued
Medical Properties Trust, Inc.	397,894	$ 7,998
Prologis, Inc.	104,525	12,494
Sun Communities, Inc.	56,384	9,664
		101,235

Utilities—7.4%
Atmos Energy Corp.	213,284	20,499
DTE Energy Co.	88,451	11,463
NextEra Energy, Inc.	329,456	24,143
WEC Energy Group, Inc.	114,660	10,199
		66,304

Total Common Stocks (Identified Cost $671,134)		886,513

Total Long-Term Investments—99.5% (Identified Cost $671,134)		886,513

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	8,360,334	8,360
Total Short-Term Investment (Identified Cost $8,360)		8,360

TOTAL INVESTMENTS—100.4% (Identified Cost $679,494)		$894,873
Other assets and liabilities, net—(0.4)%		(3,447)
NET ASSETS—100.0%		$891,426

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$886,513	$886,513
Money Market Mutual Fund	8,360	8,360
Total Investments	$894,873	$894,873
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—3.7%
South Korea—3.7%
Samsung Electronics Co., Ltd.	87,883	$ 5,752
Total Preferred Stock (Identified Cost $5,673)		5,752

Common Stocks—93.7%
Australia—1.8%
JB Hi-Fi Ltd.	53,767	2,039
Macquarie Group Ltd.	6,919	812
		2,851

Canada—3.7%
Canadian National Railway Co.	6,655	702
Cogeco Communications, Inc.	13,703	1,340
National Bank of Canada	30,797	2,305
Royal Bank of Canada	5,820	590
TC Energy Corp.	9,378	464
TFI International, Inc.	4,150	379
		5,780

China—21.8%
Alibaba Group Holding Ltd.(1)	196,300	5,562
China Construction Bank Corp. Class H	727,100	572
China Lesso Group Holdings Ltd.	1,431,000	3,531
China Merchants Bank Co., Ltd. Class H	688,000	5,871
CIFI Holdings Group Co., Ltd.	2,018,000	1,575
ENN Energy Holdings Ltd.	63,400	1,207
Gree Electric Appliances, Inc. of Zhuhai Class A	194,500	1,568
Longfor Group Holdings Ltd.	296,000	1,658
Luxshare Precision Industry Co., Ltd. Class A	810,875	5,773
NetEase, Inc.	33,500	759
Ping An Insurance Group Co. of China Ltd. Class H	317,500	3,110
Tencent Holdings Ltd.	35,900	2,700
		33,886

Denmark—0.1%
Coloplast A/S Class B	1,317	216
Finland—3.4%
Kesko OYJ Class B	126,703	4,680
Valmet Oyj	14,678	640
		5,320

France—4.8%
Air Liquide SA	1,878	329
	Shares	Value

France—continued
BNP Paribas SA	35,067	$ 2,198
Capgemini SE	7,747	1,488
Kering S.A	422	369
L’Oreal SA	816	364
Sanofi	13,642	1,429
Schneider Electric SE	8,449	1,329
		7,506

Germany—1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	5,794	1,587
SAP SE	3,303	466
Vonovia SE	6,394	413
		2,466

Hong Kong—2.4%
AIA Group Ltd.	34,600	430
Hong Kong Exchanges & Clearing Ltd.	21,800	1,299
SITC International Holdings Co., Ltd.	182,000	761
Techtronic Industries Co., Ltd.	68,500	1,196
		3,686

India—0.6%
HDFC Bank Ltd. ADR(1)	3,329	244
Reliance Industries Ltd. GDR	11,738	664
		908

Italy—1.0%
Enel SpA	168,425	1,564
Japan—6.3%
Astellas Pharma, Inc.	31,700	552
Capcom Co., Ltd.	7,800	228
ITOCHU Corp.	68,100	1,962
KDDI Corp.	28,800	898
Nintendo Co., Ltd.	700	407
Sony Corp.	20,000	1,947
Tokio Marine Holdings, Inc.	29,800	1,370
Tokyo Electron Ltd.	1,900	822
Toyota Motor Corp.	18,700	1,635
		9,821

Kazakhstan—1.2%
Kaspi.KZ JSC GDR	18,185	1,928
Netherlands—0.5%
Wolters Kluwer NV	8,158	820
Russia—4.5%
LUKOIL PJSC Sponsored ADR	76,026	6,994
Saudi Arabia—0.3%
Saudi Arabian Oil Co.	51,421	481
	Shares	Value

Singapore—6.4%
Ascendas Real Estate Investment Trust	242,000	$ 531
DBS Group Holdings Ltd.	132,900	2,946
Keppel DC REIT	259,000	480
Mapletree Industrial Trust	2,873,700	6,048
		10,005

South Africa—2.8%
Gold Fields Ltd. Sponsored ADR	487,293	4,337
South Korea—1.5%
Samsung Electronics Co., Ltd.	32,796	2,350
Spain—1.7%
Iberdrola SA	212,163	2,586
Sweden—0.2%
Swedish Match AB	20,742	177
Thule Group AB	4,695	208
		385

Switzerland—5.2%
Nestle S.A Registered Shares	12,154	1,513
Roche Holding AG	3,188	1,201
Swiss Life Holding AG Registered Shares	2,066	1,004
Zurich Insurance Group AG	10,743	4,310
		8,028

Taiwan—5.6%
E.Sun Financial Holding Co., Ltd.	709,000	669
Getac Technology Corp.	246,000	486
Micro-Star International Co. Ltd.	490,000	2,770
Taiwan Semiconductor Manufacturing Co., Ltd.	172,000	3,673
Uni-President Enterprises Corp.	128,000	336
Vanguard International Semiconductor Corp.	174,000	737
		8,671

United Kingdom—8.5%
3i Group plc	33,678	547
BAE Systems plc	272,026	1,964
London Stock Exchange Group plc	44,511	4,907
RELX plc	13,498	358
Rio Tinto plc	57,628	4,743
Unilever plc	11,375	666
		13,185

United States—7.8%
American Tower Corp.	14,433	3,899
Broadcom, Inc.	11,069	5,278
Equinix, Inc.	282	226
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Gentex Corp.	51,748	$ 1,712
Southern Copper Corp.	15,057	969
		12,084

Total Common Stocks (Identified Cost $118,202)		145,858

Total Long-Term Investments—97.4% (Identified Cost $123,875)		151,610

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	3,782,391	$ 3,782
Total Short-Term Investment (Identified Cost $3,782)		3,782

TOTAL INVESTMENTS—99.8% (Identified Cost $127,657)		$155,392
Other assets and liabilities, net—0.2%		259
NET ASSETS—100.0%		$155,651

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	22%
United States	10
United Kingdom	8
Singapore	6
Japan	6
Taiwan	6
South Korea	5
Other	37
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$145,858	$145,858
Preferred Stock	5,752	5,752
Money Market Mutual Fund	3,782	3,782
Total Investments	$155,392	$155,392
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—4.5%
Activision Blizzard, Inc.	34,428	$ 3,286
Alphabet, Inc. Class A(1)	2,466	6,021
Cable One, Inc.	2,123	4,061
Cogent Communications Holdings, Inc.	23,493	1,806
		15,174

Consumer Discretionary—8.2%
Best Buy Co., Inc.	36,532	4,200
Dollar General Corp.	13,016	2,817
Domino’s Pizza, Inc.	4,032	1,881
DR Horton, Inc.	19,142	1,730
Gentex Corp.	43,109	1,426
Home Depot, Inc. (The)	22,283	7,106
McDonald’s Corp.	7,035	1,625
Pool Corp.	10,974	5,033
Target Corp.	8,098	1,958
		27,776

Consumer Staples—2.4%
Costco Wholesale Corp.	3,649	1,444
Hershey Co. (The)	8,482	1,477
Procter & Gamble Co. (The)	27,762	3,746
Walmart, Inc.	10,302	1,453
		8,120

Energy—4.2%
ConocoPhillips	87,026	5,300
Hess Corp.	42,753	3,733
ONEOK, Inc.	35,435	1,972
Valero Energy Corp.	43,480	3,395
		14,400

Financials—21.0%
Allstate Corp. (The)	21,787	2,842
Bank of America Corp.	124,699	5,141
Broadridge Financial Solutions, Inc.	9,326	1,506
Citigroup, Inc.	54,802	3,877
Fidelity National Financial, Inc.	36,801	1,599
First American Financial Corp.	26,987	1,683
First Republic Bank	10,154	1,901
Goldman Sachs Group, Inc. (The)	9,081	3,447
Intercontinental Exchange, Inc.	24,452	2,902
JPMorgan Chase & Co.	101,658	15,812
Marsh & McLennan Cos., Inc.	37,113	5,221
Moody’s Corp.	11,260	4,080
Morgan Stanley	56,247	5,157
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	9,419	$ 1,797
Primerica, Inc.	20,508	3,141
Regions Financial Corp.	76,882	1,551
S&P Global, Inc.	13,811	5,669
T. Rowe Price Group, Inc.	19,991	3,958
		71,284

Health Care—11.7%
Abbott Laboratories	23,970	2,779
AbbVie, Inc.	31,963	3,600
Anthem, Inc.	11,198	4,275
Bristol-Myers Squibb Co.	30,357	2,028
Chemed Corp.	2,499	1,186
Edwards Lifesciences Corp.(1)	35,467	3,673
Hill-Rom Holdings, Inc.	21,582	2,452
Humana, Inc.	7,436	3,292
Johnson & Johnson	9,797	1,614
Merck & Co., Inc.	84,527	6,574
PerkinElmer, Inc.	9,576	1,479
STERIS plc	15,735	3,246
Thermo Fisher Scientific, Inc.	6,884	3,473
		39,671

Industrials—19.1%
Carrier Global Corp.	37,439	1,819
Cintas Corp.	4,670	1,784
Copart, Inc.(1)	12,904	1,701
CSX Corp.	105,796	3,394
Cummins, Inc.	6,493	1,583
Deere & Co.	6,579	2,320
Dover Corp.	11,209	1,688
EMCOR Group, Inc.	34,125	4,204
Expeditors International of Washington, Inc.	13,815	1,749
Fair Isaac Corp.(1)	3,284	1,651
FTI Consulting, Inc.(1)	12,935	1,767
Honeywell International, Inc.	14,965	3,283
Illinois Tool Works, Inc.	7,310	1,634
L3Harris Technologies, Inc.	36,169	7,818
Leidos Holdings, Inc.	27,410	2,771
Lockheed Martin Corp.	9,580	3,625
Masco Corp.	52,888	3,116
Mercury Systems, Inc.(1)	34,200	2,267
Norfolk Southern Corp.	8,989	2,386
Roper Technologies, Inc.	11,899	5,595
Teledyne Technologies, Inc.(1)	4,069	1,704
Toro Co. (The)	17,416	1,914
TransUnion	29,560	3,246
	Shares	Value

Industrials—continued
Waste Management, Inc.	11,516	$ 1,613
		64,632

Information Technology—13.7%
Adobe, Inc.(1)	3,372	1,975
Apple, Inc.	33,709	4,617
Aspen Technology, Inc.(1)	10,148	1,396
Cisco Systems, Inc.	49,076	2,601
Fiserv, Inc.(1)	10,291	1,100
Global Payments, Inc.	7,192	1,349
Intel Corp.	50,886	2,857
Keysight Technologies, Inc.(1)	12,911	1,993
Lam Research Corp.	8,353	5,435
Mastercard, Inc. Class A	4,027	1,470
Microsoft Corp.	32,392	8,775
Motorola Solutions, Inc.	15,803	3,427
NVIDIA Corp.	5,312	4,250
PayPal Holdings, Inc.(1)	7,166	2,089
Texas Instruments, Inc.	8,600	1,654
Visa, Inc. Class A	6,270	1,466
		46,454

Materials—5.4%
Air Products and Chemicals, Inc.	5,177	1,489
Avery Dennison Corp.	8,314	1,748
Ball Corp.	18,110	1,467
Celanese Corp.	25,505	3,866
Ecolab, Inc.	6,873	1,416
Linde plc	10,671	3,085
Reliance Steel & Aluminum Co.	11,790	1,779
Royal Gold, Inc.	28,797	3,286
		18,136

Real Estate—4.1%
Alexandria Real Estate Equities, Inc.	16,817	3,060
American Tower Corp.	20,269	5,475
CoreSite Realty Corp.	19,105	2,572
Prologis, Inc.	24,137	2,885
		13,992

Utilities—4.5%
NextEra Energy, Inc.	137,957	10,110
ONE Gas, Inc.	27,413	2,032
Sempra Energy	10,169	1,347
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Utilities—continued
WEC Energy Group, Inc.	17,944	$ 1,596
		15,085

Total Common Stocks (Identified Cost $257,277)		334,724

Total Long-Term Investments—98.8% (Identified Cost $257,277)		334,724

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	3,083,412	$ 3,083
Total Short-Term Investment (Identified Cost $3,083)		3,083

TOTAL INVESTMENTS—99.7% (Identified Cost $260,360)		$337,807
Other assets and liabilities, net—0.3%		1,010
NET ASSETS—100.0%		$338,817
Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$334,724	$334,724
Money Market Mutual Fund	3,083	3,083
Total Investments	$337,807	$337,807
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—4.3%
Cable One, Inc.	6,227	$ 11,911
Cogent Communications Holdings, Inc.	175,585	13,501
Electronic Arts, Inc.	95,900	13,793
Take-Two Interactive Software, Inc.(1)	41,858	7,410
ViacomCBS, Inc. Class B	354,402	16,019
		62,634

Consumer Discretionary—9.3%
AutoZone, Inc.(1)	9,519	14,204
Best Buy Co., Inc.	125,732	14,457
Dollar General Corp.	47,382	10,253
Domino’s Pizza, Inc.	19,399	9,049
DR Horton, Inc.	154,898	13,998
Garmin Ltd.	47,882	6,926
Gentex Corp.	409,927	13,564
Lowe’s Cos., Inc.	64,240	12,461
Lululemon Athletica, Inc.(1)	9,003	3,286
Pool Corp.	17,181	7,880
PulteGroup, Inc.	434,594	23,716
Whirlpool Corp.	31,085	6,777
		136,571

Consumer Staples—5.4%
Church & Dwight Co., Inc.	173,218	14,762
Clorox Co. (The)	34,843	6,269
Hershey Co. (The)	59,300	10,329
Kimberly-Clark Corp.	52,948	7,083
Kroger Co. (The)	303,322	11,620
McCormick & Co., Inc.	191,622	16,924
Tyson Foods, Inc. Class A	162,207	11,964
		78,951

Energy—2.1%
Hess Corp.	85,183	7,438
Marathon Petroleum Corp.	238,670	14,421
ONEOK, Inc.	164,384	9,146
		31,005

Financials—19.3%
AGNC Investment Corp.	861,874	14,557
Allstate Corp. (The)	141,700	18,483
American Financial Group, Inc.	57,065	7,117
Apollo Global Management, Inc. Class A	181,945	11,317
Broadridge Financial Solutions, Inc.	32,342	5,224
Cincinnati Financial Corp.	87,287	10,179
Citizens Financial Group, Inc.	285,857	13,112
	Shares	Value

Financials—continued
Discover Financial Services	132,142	$ 15,631
Equitable Holdings, Inc.	486,132	14,803
Fidelity National Financial, Inc.	310,960	13,514
First Republic Bank	57,137	10,694
Gallagher (Arthur J.) & Co.	98,026	13,732
Globe Life, Inc.	104,062	9,912
Hanover Insurance Group, Inc. (The)	96,034	13,026
Kinsale Capital Group, Inc.	68,448	11,278
M&T Bank Corp.	84,176	12,232
MarketAxess Holdings, Inc.	24,505	11,360
MSCI, Inc. Class A	13,752	7,331
Nasdaq, Inc.	83,029	14,597
New Residential Investment Corp.	1,152,763	12,208
Progressive Corp. (The)	111,982	10,998
Reinsurance Group of America, Inc.	119,373	13,609
State Street Corp.	136,125	11,200
T. Rowe Price Group, Inc.	37,747	7,473
		283,587

Health Care—8.9%
Agilent Technologies, Inc.	84,536	12,495
Anthem, Inc.	32,875	12,552
Chemed Corp.	29,224	13,867
Hill-Rom Holdings, Inc.	60,204	6,838
Humana, Inc.	12,000	5,312
IQVIA Holdings, Inc.(1)	30,290	7,340
PerkinElmer, Inc.	96,507	14,902
Quest Diagnostics, Inc.	109,049	14,391
ResMed, Inc.	59,622	14,698
STERIS plc	76,979	15,881
Teleflex, Inc.	12,242	4,919
West Pharmaceutical Services, Inc.	23,456	8,423
		131,618

Industrials—15.8%
AMETEK, Inc.	70,280	9,382
Carrier Global Corp.	254,724	12,380
Cummins, Inc.	44,815	10,926
Dover Corp.	93,186	14,034
Eaton Corp. plc	45,265	6,707
EMCOR Group, Inc.	63,557	7,830
Graco, Inc.	140,970	10,671
L3Harris Technologies, Inc.	64,401	13,920
Leidos Holdings, Inc.	162,714	16,450
Masco Corp.	226,184	13,325
Mercury Systems, Inc.(1)	379,487	25,152
Northrop Grumman Corp.	39,131	14,221
	Shares	Value

Industrials—continued
Old Dominion Freight Line, Inc.	28,254	$ 7,171
Republic Services, Inc. Class A	133,683	14,707
Roper Technologies, Inc.	46,052	21,654
Stanley Black & Decker, Inc.	77,251	15,836
Teledyne Technologies, Inc.(1)	11,946	5,003
Toro Co. (The)	56,128	6,167
TransUnion	68,652	7,539
		233,075

Information Technology—10.6%
Broadcom, Inc.	23,986	11,437
Cadence Design Systems, Inc.(1)	87,864	12,022
Global Payments, Inc.	56,362	10,570
Hewlett Packard Enterprise Co.	877,249	12,790
HP, Inc.	490,194	14,799
Jabil, Inc.	132,186	7,683
Jack Henry & Associates, Inc.	95,058	15,543
Keysight Technologies, Inc.(1)	39,316	6,071
Motorola Solutions, Inc.	27,478	5,959
Skyworks Solutions, Inc.	89,785	17,216
Synopsys, Inc.(1)	45,298	12,493
Teradyne, Inc.	216,461	28,997
		155,580

Materials—5.7%
Celanese Corp.	92,573	14,034
FMC Corp.	43,458	4,702
LyondellBasell Industries NV Class A	144,295	14,844
Reliance Steel & Aluminum Co.	22,840	3,447
Royal Gold, Inc.	170,011	19,398
RPM International, Inc.	140,766	12,483
Scotts Miracle-Gro Co. (The)	36,504	7,006
Southern Copper Corp.	113,532	7,302
		83,216

Real Estate—8.1%
Alexandria Real Estate Equities, Inc.	45,164	8,217
American Tower Corp.	88,840	23,999
Americold Realty Trust	124,904	4,728
CoreSite Realty Corp.	109,357	14,719
Duke Realty Corp.	149,549	7,081
Extra Space Storage, Inc.	45,034	7,378
Medical Properties Trust, Inc.	580,498	11,668
National Health Investors, Inc.	176,597	11,841
Prologis, Inc.	75,370	9,009
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Real Estate—continued
Realty Income Corp.	103,878	$ 6,933
Sun Communities, Inc.	77,393	13,265
		118,838

Utilities—9.9%
AES Corp. (The)	223,835	5,836
Alliant Energy Corp.	223,606	12,468
American Water Works Co., Inc.	91,690	14,132
Atmos Energy Corp.	251,548	24,176
DTE Energy Co.	79,492	10,302
Eversource Energy	215,502	17,292
ONE Gas, Inc.	141,938	10,521
Sempra Energy	111,156	14,726
WEC Energy Group, Inc.	169,779	15,102
Xcel Energy, Inc.	321,527	21,182
		145,737

Total Common Stocks (Identified Cost $1,159,120)		1,460,812

Total Long-Term Investments—99.4% (Identified Cost $1,159,120)		1,460,812

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	9,454,173	$ 9,454
Total Short-Term Investment (Identified Cost $9,454)		9,454

TOTAL INVESTMENTS—100.0% (Identified Cost $1,168,574)		$1,470,266
Other assets and liabilities, net—0.0%		150
NET ASSETS—100.0%		$1,470,416

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,460,812	$1,460,812
Money Market Mutual Fund	9,454	9,454
Total Investments	$1,470,266	$1,470,266
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—2.5%
Cogeco Communications, Inc.	59,916	$ 5,859
Cogent Communications Holdings, Inc.	75,812	5,829
TEGNA, Inc.	144,257	2,706
		14,394

Consumer Discretionary—9.0%
Acushnet Holdings Corp.	109,319	5,400
Dana, Inc.	98,664	2,344
Fox Factory Holding Corp.(1)	8,970	1,396
Helen of Troy Ltd.(1)	11,393	2,599
KB Home	236,831	9,644
Lithia Motors, Inc.	8,134	2,795
MDC Holdings, Inc.	181,379	9,178
Ollie’s Bargain Outlet Holdings, Inc.(1)	22,287	1,875
SiteOne Landscape Supply, Inc.(1)	14,506	2,455
Standard Motor Products, Inc.	53,127	2,303
Strategic Education, Inc.	38,701	2,944
Wendy’s Co. (The)	220,908	5,174
Wingstop, Inc.	12,080	1,904
YETI Holdings, Inc.(1)	16,281	1,495
		51,506

Consumer Staples—1.7%
Calavo Growers, Inc.	16,409	1,041
Nomad Foods Ltd.(1)	149,670	4,231
Simply Good Foods Co. (The)(1)	54,792	2,000
WD-40 Co.	9,481	2,430
		9,702

Energy—1.7%
Delek Logistics Partners LP	114,619	4,809
SFL Corp. Ltd.	453,554	3,470
World Fuel Services Corp.	37,898	1,203
		9,482

Financials—31.5%
AllianceBernstein Holding LP	112,531	5,239
American Financial Group, Inc.	29,037	3,621
Apollo Commercial Real Estate Finance, Inc.	596,846	9,520
Arbor Realty Trust, Inc.	224,221	3,996
Atlantic Union Bankshares Corp.	134,782	4,882
BancFirst Corp.	48,049	3,000
Bank of Hawaii Corp.	38,436	3,237
Blackstone Mortgage Trust, Inc. Class A	322,766	10,293
Cannae Holdings, Inc.(1)	59,858	2,030
	Shares	Value

Financials—continued
CNO Financial Group, Inc.	137,924	$ 3,258
Commerce Bancshares, Inc.	38,155	2,845
Community Bank System, Inc.	144,554	10,935
Compass Diversified Holdings	100,156	2,554
Enterprise Financial Services Corp.	106,075	4,921
Essent Group Ltd.	84,315	3,790
Federal Agricultural Mortgage Corp. Class C	16,418	1,624
First American Financial Corp.	80,601	5,025
First Citizens BancShares, Inc. Class A	3,550	2,956
First Interstate BancSystem, Inc. Class A	61,858	2,588
Glacier Bancorp, Inc.	49,223	2,711
Globe Life, Inc.	48,089	4,580
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	107,799	6,053
Hanover Insurance Group, Inc. (The)	37,905	5,141
Horace Mann Educators Corp.	137,744	5,154
Houlihan Lokey, Inc. Class A	76,631	6,268
Independent Bank Corp.	59,618	4,501
Kinsale Capital Group, Inc.	37,339	6,152
Meta Financial Group, Inc.	56,252	2,848
Old Republic International Corp.	201,468	5,019
PennyMac Financial Services, Inc.	51,371	3,171
Premier Financial Corp.	94,365	2,681
Primerica, Inc.	17,314	2,651
PROG Holdings, Inc.	61,396	2,955
Radian Group, Inc.	171,754	3,822
Selective Insurance Group, Inc.	37,129	3,013
South State Corp.	99,950	8,172
Stifel Financial Corp.	63,070	4,091
United Community Banks, Inc.	133,045	4,259
Valley National Bancorp	370,307	4,973
Walker & Dunlop, Inc.	54,149	5,652
		180,181

Health Care—3.7%
Chemed Corp.	11,797	5,598
CONMED Corp.	41,883	5,756
Ensign Group, Inc. (The)	20,993	1,819
Hill-Rom Holdings, Inc.	55,339	6,286
Medpace Holdings, Inc.(1)	10,911	1,927
		21,386

	Shares	Value

Industrials—17.0%
ABM Industries, Inc.	89,317	$ 3,961
Brady Corp. Class A	50,085	2,807
CBIZ, Inc.(1)	157,864	5,173
Curtiss-Wright Corp.	43,410	5,155
Douglas Dynamics, Inc.	138,772	5,647
EMCOR Group, Inc.	30,734	3,786
ESCO Technologies, Inc.	31,348	2,941
Exponent, Inc.	26,588	2,372
Federal Signal Corp.	67,974	2,735
Hillenbrand, Inc.	67,729	2,985
ITT, Inc.	35,385	3,241
KBR, Inc.	72,445	2,764
ManTech International Corp. Class A	67,889	5,875
McGrath RentCorp	67,899	5,539
Mercury Systems, Inc.(1)	78,269	5,188
MSA Safety, Inc.	13,856	2,294
Quanta Services, Inc.	19,465	1,763
Simpson Manufacturing Co., Inc.	25,748	2,844
SkyWest, Inc.(1)	93,462	4,025
SPX Corp.(1)	52,439	3,203
Tetra Tech, Inc.	13,531	1,651
Toro Co. (The)	24,440	2,685
Triton International Ltd.	82,361	4,311
UFP Industries, Inc.	78,600	5,843
Watts Water Technologies, Inc. Class A	21,287	3,106
Werner Enterprises, Inc.	120,821	5,379
		97,273

Information Technology—8.8%
Aspen Technology, Inc.(1)	8,517	1,171
AudioCodes Ltd.	97,694	3,233
Cirrus Logic, Inc.(1)	30,284	2,578
CMC Materials, Inc.	39,250	5,917
Diodes, Inc.(1)	36,902	2,944
ePlus, Inc.(1)	59,690	5,174
ExlService Holdings, Inc.(1)	26,312	2,796
Fabrinet (1)	28,878	2,768
FormFactor, Inc.(1)	51,380	1,873
Jabil, Inc.	65,242	3,792
Lumentum Holdings, Inc.(1)	54,678	4,485
Methode Electronics, Inc.	105,116	5,173
MKS Instruments, Inc.	17,448	3,105
Progress Software Corp.	116,150	5,372
		50,381

Materials—6.5%
Cabot Corp.	56,274	3,204
Commercial Metals Co.	150,180	4,614
Gold Fields Ltd. Sponsored ADR	426,720	3,798
Innospec, Inc.	13,312	1,206
Kaiser Aluminum Corp.	33,434	4,129
Royal Gold, Inc.	26,438	3,017
Silgan Holdings, Inc.	136,687	5,672
Sonoco Products Co.	78,594	5,258
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Materials—continued
Stepan Co.	50,066	$ 6,021
		36,919

Real Estate—6.9%
American Assets Trust, Inc.	58,029	2,164
Americold Realty Trust	56,941	2,155
CoreSite Realty Corp.	87,214	11,739
CyrusOne, Inc.	12,792	915
First Industrial Realty Trust, Inc.	26,332	1,376
Hudson Pacific Properties, Inc.	110,162	3,065
Life Storage, Inc. REIT	26,625	2,858
National Health Investors, Inc.	100,700	6,752
Rexford Industrial Realty, Inc.	46,818	2,666
STAG Industrial, Inc.	106,284	3,978
Terreno Realty Corp.	29,910	1,930
		39,598

Utilities—8.5%
American States Water Co.	15,878	1,263
Black Hills Corp.	99,703	6,544
California Water Service Group	40,418	2,245
IDACORP, Inc.	66,471	6,481
NorthWestern Corp.	100,846	6,073
ONE Gas, Inc.	158,165	11,723
SJW Group	35,835	2,268
Spire, Inc.	109,068	7,882
	Shares	Value

Utilities—continued
Unitil Corp.	79,141	$ 4,192
		48,671

Total Common Stocks (Identified Cost $432,741)		559,493

Exchange-Traded Fund—0.8%
Invesco S&P 500 Equal Weight ETF(2)	30,554	4,605
Total Exchange-Traded Fund (Identified Cost $3,327)		4,605

Total Long-Term Investments—98.6% (Identified Cost $436,068)		564,098

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	10,588,386	10,588
Total Short-Term Investment (Identified Cost $10,588)		10,588

TOTAL INVESTMENTS—100.4% (Identified Cost $446,656)		$574,686
Other assets and liabilities, net—(0.4)%		(2,291)
NET ASSETS—100.0%		$572,395
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Bermuda	4
Virgin Islands (British)	1
Canada	1
South Africa	1
Israel	1
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$559,493	$559,493
Exchange-Traded Fund	4,605	4,605
Money Market Mutual Fund	10,588	10,588
Total Investments	$574,686	$574,686
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Assets
Investment in securities at value(1)	$ 279,657	$ 1,428,931	$ 98,816	$ 195,138
Foreign currency at value(2)	2,106	—	94	—
Cash	217	630	99	98
Receivables
Investment securities sold	—	6,180	1,416	1,859
Fund shares sold	209	397	40	17
Dividends and interest	1,303	180	65	90
Tax reclaims	48	—	154	295
Prepaid Trustees’ retainer	3	17	1	2
Prepaid expenses	14	22	13	13
Other assets	93	333	72	60
Total assets	283,650	1,436,690	100,770	197,572
Liabilities
Payables
Fund shares repurchased	224	556	57	30
Investment securities purchased	1,423	6,163	1,821	1,866
Foreign capital gains tax	1,083	—	—	—
Investment advisory fees	101	495	67	123
Distribution and service fees	8	212	14	37
Administration and accounting fees	23	111	8	15
Transfer agent and sub-transfer agent fees and expenses	64	247	23	43
Professional fees	30	36	29	33
Trustee deferred compensation plan	93	333	72	60
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	98	88	41	28
Total liabilities	3,147	8,241	2,132	2,235
Net Assets	$ 280,503	$ 1,428,449	$ 98,638	$ 195,337
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 209,301	$ 517,014	$ 55,496	$ 138,588
Accumulated earnings (loss)	71,202	911,435	43,142	56,749
Net Assets	$ 280,503	$ 1,428,449	$ 98,638	$ 195,337
Net Assets:
Class A	$ 33,740	$ 860,373	$ 51,169	$ 169,577
Class C	$ 1,713	$ 48,650	$ 3,374	$ 3,758
Class P	$ 7,945	$ 105,688	$ 3,609	$ 880
Institutional Class	$ 206,383	$ 209,066	$ 40,486	$ 21,122
Class R6	$ 30,722	$ 198,031	$ —	$ —
Administrative Class	$ —	$ 6,641	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	897,021	10,856,764	978,183	4,449,383
Class C	45,794	1,114,059	79,871	140,568
Class P	216,460	1,926,800	62,971	22,678
Institutional Class	5,486,340	2,920,752	696,409	543,449
Class R6	821,505	2,758,224	—	—
Administrative Class	—	102,662	—	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 37.61	$ 79.25	$ 52.31	$ 38.11
Class C	$ 37.41	$ 43.67	$ 42.24	$ 26.74
Class P	$ 36.71	$ 54.85	$ 57.32	$ 38.79
Institutional Class	$ 37.62	$ 71.58	$ 58.13	$ 38.87
Class R6	$ 37.40	$ 71.80	$ —	$ —
Administrative Class	$ —	$ 64.69	$ —	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 39.80	$ 83.86	$ 55.35	$ 40.33
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 199,634	$ 706,694	$ 76,387	$ 162,479
(2) Foreign currency at cost	$ 2,112	$ —	$ 93	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Income & Growth Fund	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund
Assets
Investment in securities at value(1)	$ 6,938,586	$ 487,153	$ 167,047	$ 2,551,366
Investment in affiliates at value(2)	41,116	—	—	—
Foreign currency at value(3)	—	—	—	4,682
Cash	2,755	96	103	492
Receivables
Investment securities sold	18,713	27,499	166	—
Fund shares sold	14,523	110	56	968
Dividends and interest	38,108	51	61	1,198
Tax reclaims	—	—	—	40
Prepaid Trustees’ retainer	86	6	2	31
Prepaid expenses	87	20	38	28
Other assets	864	91	20	512
Total assets	7,054,838	515,026	167,493	2,559,317
Liabilities
Written options at value(4)	4,303	—	—	10,042
Payables
Fund shares repurchased	10,341	131	286	11,041
Investment securities purchased	22,858	25,299	631	—
Investment advisory fees	3,671	185	49	1,839
Distribution and service fees	1,672	94	22	223
Administration and accounting fees	551	38	13	199
Transfer agent and sub-transfer agent fees and expenses	1,002	84	45	444
Professional fees	55	30	30	40
Trustee deferred compensation plan	864	91	20	512
Interest expense and/or commitment fees	2	— (a)	— (a)	1
Other accrued expenses	397	46	41	170
Total liabilities	45,716	25,998	1,137	24,511
Net Assets	$ 7,009,122	$ 489,028	$ 166,356	$ 2,534,806
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,414,598	$ 230,735	$ 103,274	$ 1,215,623
Accumulated earnings (loss)	594,524	258,293	63,082	1,319,183
Net Assets	$ 7,009,122	$ 489,028	$ 166,356	$ 2,534,806
Net Assets:
Class A	$ 2,403,182	$ 376,649	$ 87,605	$ 812,373
Class C	$ 1,467,948	$ 15,282	$ 4,940	$ 53,742
Class P	$ 1,822,852	$ 30,526	$ 28,986	$ 194,925
Institutional Class	$ 1,315,140	$ 63,690	$ 36,211	$ 1,386,911
Class R6	$ —	$ —	$ 8,614	$ —
Administrative Class	$ —	$ 2,881	$ —	$ 86,855
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	181,227,500	63,358,021	3,186,906	9,956,617
Class C	122,995,222	3,435,772	190,114	1,172,743
Class P	133,339,441	4,298,747	1,041,798	1,986,289
Institutional Class	95,085,594	8,875,933	1,290,212	13,685,685
Class R6	—	—	306,553	—
Administrative Class	—	447,952	—	958,430
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Income & Growth Fund	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.26	$ 5.94	$ 27.49	$ 81.59
Class C	$ 11.94	$ 4.45	$ 25.99	$ 45.83
Class P	$ 13.67	$ 7.10	$ 27.82	$ 98.14
Institutional Class	$ 13.83	$ 7.18	$ 28.07	$ 101.34
Class R6	$ —	$ —	$ 28.10	$ —
Administrative Class	$ —	$ 6.43	$ —	$ 90.62
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.03	$ 6.29	$ 29.09	$ 86.34
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 6,499,528	$ 333,715	$ 123,206	$ 1,735,432
(2) Investment in affiliates at cost	$ 49,185	$ —	$ —	$ —
(3) Foreign currency at cost	$ —	$ —	$ —	$ 4,062
(4) Written options premiums received	$ 1,229	$ —	$ —	$ 15,061

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$ 894,873	$ 155,392	$ 337,807	$ 1,470,266
Foreign currency at value(2)	—	816	—	—
Cash	92	99	97	745
Receivables
Investment securities sold	—	656	21,829	53,120
Fund shares sold	159	16	300	706
Dividends and interest	1,215	377	331	2,035
Tax reclaims	287	352	56	19
Prepaid Trustees’ retainer	12	2	4	18
Prepaid expenses	27	36	22	24
Other assets	2,003	420	243	408
Total assets	898,668	158,166	360,689	1,527,341
Liabilities
Payables
Fund shares repurchased	4,055	626	21,267	1,234
Investment securities purchased	—	1,213	—	54,071
Investment advisory fees	332	73	133	429
Distribution and service fees	454	45	41	168
Administration and accounting fees	72	12	29	118
Transfer agent and sub-transfer agent fees and expenses	185	48	88	324
Professional fees	32	33	30	34
Trustee deferred compensation plan	2,003	420	243	408
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	109	45	41	139
Total liabilities	7,242	2,515	21,872	56,925
Net Assets	$ 891,426	$ 155,651	$ 338,817	$ 1,470,416
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 683,198	$ 567,793	$ 254,334	$ 1,076,523
Accumulated earnings (loss)	208,228	(412,142)	84,483	393,893
Net Assets	$ 891,426	$ 155,651	$ 338,817	$ 1,470,416
Net Assets:
Class A	$ 422,719	$ 73,311	$ 184,745	$ 596,144
Class C	$ 18,956	$ 3,576	$ 4,056	$ 39,321
Class P	$ 210,888	$ 26,708	$ 20,413	$ 239,250
Institutional Class	$ 122,996	$ 48,096	$ 129,083	$ 460,452
Class R6	$ 82,578	$ 2,741	$ —	$ 85,969
Administrative Class	$ 33,289	$ 1,219	$ 520	$ 49,280
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	33,196,842	3,197,481	5,577,878	16,775,549
Class C	1,454,009	158,848	120,919	1,373,204
Class P	16,382,187	1,156,666	610,105	8,575,063
Institutional Class	9,570,556	2,081,440	3,916,417	12,029,363
Class R6	6,456,548	118,718	—	2,248,324
Administrative Class	2,537,598	52,858	15,454	1,340,116
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 12.73	$ 22.93	$ 33.12	$ 35.54
Class C	$ 13.04	$ 22.51	$ 33.54	$ 28.63
Class P	$ 12.87	$ 23.09	$ 33.46	$ 27.90
Institutional Class	$ 12.85	$ 23.11	$ 32.96	$ 38.28
Class R6	$ 12.79	$ 23.08	$ —	$ 38.24
Administrative Class	$ 13.12	$ 23.06	$ 33.66	$ 36.77
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.47	$ 24.26	$ 35.05	$ 37.61
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 679,494	$ 127,657	$ 260,360	$ 1,168,574
(2) Foreign currency at cost	$ —	$ 811	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
NFJ Small-Cap Value Fund
Assets
Investment in securities at value(1)	$ 574,686
Cash	95
Receivables
Investment securities sold	884
Fund shares sold	165
Dividends and interest	1,048
Tax reclaims	5
Prepaid Trustees’ retainer	8
Prepaid expenses	34
Other assets	1,683
Total assets	578,608
Liabilities
Payables
Fund shares repurchased	3,168
Investment advisory fees	223
Distribution and service fees	783
Administration and accounting fees	47
Transfer agent and sub-transfer agent fees and expenses	209
Professional fees	31
Trustee deferred compensation plan	1,683
Interest expense and/or commitment fees	— (a)
Other accrued expenses	69
Total liabilities	6,213
Net Assets	$ 572,395
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 438,826
Accumulated earnings (loss)	133,569
Net Assets	$ 572,395
Net Assets:
Class A	$ 325,048
Class C	$ 1,606
Class P	$ 24,149
Institutional Class	$ 94,847
Class R6	$ 88,986
Administrative Class	$ 37,759
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	20,749,518
Class C	116,592
Class P	1,310,684
Institutional Class	5,083,008
Class R6	4,811,772
Administrative Class	2,411,503
Net Asset Value and Redemption Price Per Share:*
Class A	$ 15.67
Class C	$ 13.78
Class P	$ 18.42
Institutional Class	$ 18.66
Class R6	$ 18.49
Administrative Class	$ 15.66
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
NFJ Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.58
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$ 446,656

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED June 30, 2021
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund	AllianzGI Income & Growth Fund
Investment Income
Dividends	$ 7,232	$ 6,055	$ 1,021	$ 2,558	$ 34,988
Dividends from affiliates	—	—	—	—	568
Interest	—	—	—	—	104,413
Foreign taxes withheld	(1,067)	—	(76)	(96)	(21)
Total investment income	6,165	6,055	945	2,462	139,948
Expenses
Investment advisory fees	2,248	5,764	800	1,415	39,452
Distribution and service fees, Class A	90	1,977	113	395	5,215
Distribution and service fees, Class C	20	500	37	39	13,546
Distribution and service fees, Administrative Class	—	14	—	—	—
Administration and accounting fees	743	3,166	236	468	15,295
Transfer agent fees and expenses	57	294	23	48	1,248
Sub-transfer agent fees and expenses, Class A	17	194	19	52	445
Sub-transfer agent fees and expenses, Class C	1	10	1	1	288
Sub-transfer agent fees and expenses, Class R	—	12	—	—	19
Sub-transfer agent fees and expenses, Class P	3	28	1	—	465
Sub-transfer agent fees and expenses, Institutional Class	81	55	15	7	354
Sub-transfer agent fees and expenses, Administrative Class	—	3	—	—	—
Custodian fees	83	50	41	24	166
Printing fees and expenses	22	34	5	9	220
Professional fees	34	37	29	33	65
Interest expense and/or commitment fees	3	14	1	2	63
Registration fees	3	5	3	3	18
Trustees’ fees and expenses	28	132	9	18	611
Miscellaneous expenses	11	31	2	4	140
Total expenses	3,444	12,320	1,335	2,518	77,610
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (1)	(846)	(868)	(11)	(3)	(1,821)
Net expenses	2,598	11,452	1,324	2,515	75,789
Net investment income (loss)	3,567	(5,397)	(379)	(53)	64,159
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	65,132	250,874	25,822	35,044	494,959
Foreign currency transactions	(120)	—	8	12	—
Foreign capital gains tax	(3)	—	—	—	—
Forward foreign currency transactions	—	—	— (2)	(7)	—
Written options	—	1,762	—	—	1,154
Net change in unrealized appreciation (depreciation) on:
Investments	36,542	240,437	10,704	8,655	973,463
Investment in affiliates	—	—	—	—	3,810
Foreign currency transactions	7	—	4	— (2)	—
Forward foreign currency transactions	—	—	— (2)	—	—
Foreign capital gains tax	(1,042)	—	—	—	—
Written options	—	(539)	—	—	(3,095)
Net realized and unrealized gain (loss) on investments	100,516	492,534	36,538	43,704	1,470,291
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2021
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund	AllianzGI Income & Growth Fund
Net increase (decrease) in net assets resulting from operations	$104,083	$487,137	$36,159	$43,651	$1,534,450

(1)	See Note 4D in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2021
($ reported in thousands)
	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund	NFJ Dividend Value Fund	NFJ International Value Fund
Investment Income
Dividends	$ 1,292	$ 1,413	$ 9,609	$ 20,483	$ 4,306
Foreign taxes withheld	(4)	(2)	(954)	(14)	(388)
Total investment income	1,288	1,411	8,655	20,469	3,918
Expenses
Investment advisory fees	2,020	846	21,097	3,880	883
Distribution and service fees, Class A	837	188	1,903	1,126	181
Distribution and service fees, Class C	159	50	564	281	57
Distribution and service fees, Administrative Class	6	—	170	68	9
Administration and accounting fees	1,093	337	5,469	2,197	450
Transfer agent fees and expenses	119	41	526	191	42
Sub-transfer agent fees and expenses, Class A	62	20	265	130	39
Sub-transfer agent fees and expenses, Class C	3	1	17	7	1
Sub-transfer agent fees and expenses, Class R	1	—	—	12	1
Sub-transfer agent fees and expenses, Class P	7	15	59	60	9
Sub-transfer agent fees and expenses, Institutional Class	23	18	354	34	9
Sub-transfer agent fees and expenses, Administrative Class	— (1)	—	25	5	1
Custodian fees	35	39	84	60	40
Printing fees and expenses	14	9	76	61	17
Professional fees	31	30	44	33	33
Interest expense and/or commitment fees	4	1	25	10	2
Registration fees	7	5	6	5	11
Trustees’ fees and expenses	43	13	237	94	15
Miscellaneous expenses	8	4	98	18	3
Total expenses	4,472	1,617	31,019	8,272	1,803
Dividend expense and interest expense on securities sold short	—	—	— (1)	—	—
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (2)	—	(125)	(197)	(385)	(68)
Net expenses	4,472	1,492	30,822	7,887	1,735
Net investment income (loss)	(3,184)	(81)	(22,167)	12,582	2,183
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	128,765	29,832	712,617	71,321	29,083
Foreign currency transactions	— (1)	—	277	—	18
Foreign capital gains tax	—	—	(4)	—	—
Forward foreign currency transactions	—	—	42	—	—
Securities sold short	—	—	(1,852)	—	—
Written options	—	—	28,204	—	—
Net increase from payment by affiliate(3)	33	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	50,638	30,187	115,272	165,714	16,292
Securities sold short	—	—	3	—	—
Foreign currency transactions	—	—	263	—	4
Foreign capital gains tax	—	—	3	—	—
Written options	—	—	4,214	—	—
Net realized and unrealized gain (loss) on investments	179,436	60,019	859,039	237,035	45,397
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2021
($ reported in thousands)
	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund	NFJ Dividend Value Fund	NFJ International Value Fund
Net increase (decrease) in net assets resulting from operations	$176,252	$59,938	$836,872	$249,617	$47,580

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2021
($ reported in thousands)
	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund
Investment Income
Dividends	$ 5,970	$ 27,106	$ 14,140
Foreign taxes withheld	—	—	(29)
Total investment income	5,970	27,106	14,111
Expenses
Investment advisory fees	1,452	7,566	3,363
Distribution and service fees, Class A	424	1,414	809
Distribution and service fees, Class C	56	392	17
Distribution and service fees, Administrative Class	2	103	96
Administration and accounting fees	775	3,337	1,335
Transfer agent fees and expenses	87	335	132
Sub-transfer agent fees and expenses, Class A	56	207	174
Sub-transfer agent fees and expenses, Class C	1	12	1
Sub-transfer agent fees and expenses, Class R	— (1)	17	4
Sub-transfer agent fees and expenses, Class P	6	79	9
Sub-transfer agent fees and expenses, Institutional Class	44	130	23
Sub-transfer agent fees and expenses, Administrative Class	— (1)	9	75
Custodian fees	30	72	50
Printing fees and expenses	17	80	32
Professional fees	30	36	32
Interest expense and/or commitment fees	3	15	6
Registration fees	5	7	9
Trustees’ fees and expenses	32	142	59
Miscellaneous expenses	7	29	20
Total expenses	3,027	13,982	6,246
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (2)	—	(2,417)	(416)
Net expenses	3,027	11,565	5,830
Net investment income (loss)	2,943	15,541	8,281
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	19,471	204,111	39,706
Foreign currency transactions	—	—	11
Net change in unrealized appreciation (depreciation) on:
Investments	77,782	239,159	155,565
Net realized and unrealized gain (loss) on investments	97,253	443,270	195,282
Net increase (decrease) in net assets resulting from operations	$100,196	$458,811	$203,563

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund		AllianzGI Focused Growth Fund		AllianzGI Global Small-Cap Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,567	$ 6,519	$ (5,397)	$ (1,159)	$ (379)	$ (497)
Net realized gain (loss)	65,009	(28,898)	252,636	141,194	25,830	6,085
Net change in unrealized appreciation (depreciation)	35,507	9,492	239,898	84,472	10,708	(8,600)
Increase (decrease) in net assets resulting from operations	104,083	(12,887)	487,137	224,507	36,159	(3,012)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(332)	(918)	(61,955)	(71,954)	(2,066)	(3,176)
Class C	(—) (1)	(32)	(7,421)	(8,749)	(208)	(499)
Class R	—	—	(2,811)	(3,434)	—	—
Class P	(215)	(382)	(11,539)	(14,031)	(213)	(647)
Institutional Class	(2,694)	(6,547)	(17,047)	(20,051)	(1,361)	(3,167)
Class R6	(371)	(582)	(15,711)	(18,689)	—	—
Administrative Class	—	—	(563)	(696)	—	—
Total dividends and distributions to shareholders	(3,612)	(8,461)	(117,047)	(137,604)	(3,848)	(7,489)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(11,810)	(13,591)	19,585	(14,289)	(1,210)	(6,401)
Class C	(1,106)	(1,470)	(8,647)	(3,525)	(2,124)	(2,457)
Class R	—	—	(24,766)	(2,996)	—	—
Class P	(10,319)	(6,572)	(5,468)	(9,825)	(2,742)	(5,973)
Institutional Class	(52,891)	(79,004)	(12,240)	(10,148)	(2,151)	(34,006)
Class R6	2,631	(2,848)	12,989	(10,258)	—	—
Administrative Class	—	—	553	(893)	—	—
Increase (decrease) in net assets from capital transactions	(73,495)	(103,485)	(17,994)	(51,934)	(8,227)	(48,837)
Net increase (decrease) in net assets	26,976	(124,833)	352,096	34,969	24,084	(59,338)
Net Assets
Beginning of period	253,527	378,360	1,076,353	1,041,384	74,554	133,892
End of Period	$ 280,503	$ 253,527	$ 1,428,449	$ 1,076,353	$ 98,638	$ 74,554

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Health Sciences Fund		AllianzGI Income & Growth Fund		AllianzGI Mid-Cap Growth Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (53)	$ 222	$ 64,159	$ 73,612	$ (3,184)	$ (2,018)
Net realized gain (loss)	35,049	16,595	496,113	319,860	128,765	31,424
Net increase from payment by affiliate(1)	—	—	—	—	33	—
Net change in unrealized appreciation (depreciation)	8,655	2,454	974,178	(99,317)	50,638	30,675
Increase (decrease) in net assets resulting from operations	43,651	19,271	1,534,450	294,155	176,252	60,081
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(20,304)	(10,065)	(140,468)	(119,932)	(34,098)	(11,315)
Class C	(673)	(346)	(93,016)	(95,475)	(2,224)	(890)
Class R	—	—	(323)	(430)	(248)	(63)
Class P	(18)	—	(106,526)	(91,905)	(1,762)	(486)
Institutional Class	(1,858)	(314)	(71,571)	(59,263)	(4,702)	(2,171)
Administrative Class	—	—	—	—	(218)	(71)
Total dividends and distributions to shareholders	(22,853)	(10,725)	(411,904)	(367,005)	(43,252)	(14,996)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2,772	(6,845)	388,362	190,925	11,620	(9,623)
Class C	(697)	(27)	4,472	9,951	(4,674)	(7,547)
Class R	—	—	(6,855)	1,216	(2,164)	112
Class P	837	—	272,603	147,020	10,048	237
Institutional Class	8,001	6,464	323,412	105,314	(9,976)	10,352
Administrative Class	—	—	—	—	404	(13)
Increase (decrease) in net assets from capital transactions	10,913	(408)	981,994	454,426	5,258	(6,482)
Net increase (decrease) in net assets	31,711	8,138	2,104,540	381,576	138,258	38,603
Net Assets
Beginning of period	163,626	155,488	4,904,582	4,523,006	350,770	312,167
End of Period	$ 195,337	$ 163,626	$ 7,009,122	$ 4,904,582	$ 489,028	$ 350,770

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Small-Cap Fund		AllianzGI Technology Fund		NFJ Dividend Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (81)	$ 373	$ (22,167)	$ (14,920)	$ 12,582	$ 20,815
Net realized gain (loss)	29,832	(8,467)	739,284	312,837	71,321	19,125
Net change in unrealized appreciation (depreciation)	30,187	(2,124)	119,755	116,263	165,714	(126,221)
Increase (decrease) in net assets resulting from operations	59,938	(10,218)	836,872	414,180	249,617	(86,281)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(78)	(36)	(139,871)	(99,021)	(5,022)	(56,081)
Class C	(—) (1)	— (1)	(17,152)	(10,444)	(105)	(6,721)
Class R	—	—	—	—	(460)	(8,916)
Class P	(73)	(55)	(29,816)	(20,910)	(3,256)	(43,500)
Institutional Class	(131)	(52)	(197,487)	(115,522)	(1,922)	(27,828)
Class R6	(28)	(96)	—	—	(1,275)	(9,341)
Administrative Class	—	—	(13,247)	(1,648)	(386)	(4,095)
Total dividends and distributions to shareholders	(310)	(239)	(397,573)	(247,545)	(12,426)	(156,482)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,656)	(1,114)	6,290	15,330	(3,614)	(34,714)
Class C	(1,549)	(3,108)	96	1,255	(27,778)	(25,400)
Class R	—	—	—	—	(66,178)	(7,699)
Class P	2,947	8,516	2,894	(14,825)	(69,232)	(90,786)
Institutional Class	1,705	14,656	135,952	92,520	(27,513)	(103,785)
Class R6	(3,921)	(8,939)	—	—	2,320	9,081
Administrative Class	—	—	72,833	(729)	29	(14,976)
Increase (decrease) in net assets from capital transactions	(3,474)	10,011	218,065	93,551	(191,966)	(268,279)
Net increase (decrease) in net assets	56,154	(446)	657,364	260,186	45,225	(511,042)
Net Assets
Beginning of period	110,202	110,648	1,877,442	1,617,256	846,201	1,357,243
End of Period	$ 166,356	$ 110,202	$ 2,534,806	$ 1,877,442	$ 891,426	$ 846,201

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ International Value Fund		NFJ Large-Cap Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,183	$ 3,278	$ 2,943	$ 4,812
Net realized gain (loss)	29,101	(19,915)	19,471	515
Net change in unrealized appreciation (depreciation)	16,296	4,997	77,782	(18,371)
Increase (decrease) in net assets resulting from operations	47,580	(11,640)	100,196	(13,044)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,133)	(1,405)	(1,253)	(5,831)
Class C	(71)	(148)	(4)	(249)
Class R	(62)	(100)	(5)	(59)
Class P	(494)	(710)	(176)	(655)
Institutional Class	(870)	(1,056)	(1,404)	(3,758)
Class R6	(35)	(33)	—	—
Administrative Class	(92)	(27)	(5)	(45)
Total dividends and distributions to shareholders	(2,757)	(3,479)	(2,847)	(10,597)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,129)	(10,703)	(15,877)	(12,646)
Class C	(5,828)	(5,391)	(5,531)	(3,389)
Class R	(5,730)	(1,297)	(1,567)	(674)
Class P	(3,918)	(12,438)	(391)	(1,939)
Institutional Class	(1,414)	(5,231)	(2,360)	(35,146)
Class R6	1,073	24	—	—
Administrative Class	(1,691)	(186)	(827)	(75)
Increase (decrease) in net assets from capital transactions	(18,637)	(35,222)	(26,553)	(53,869)
Net increase (decrease) in net assets	26,186	(50,341)	70,796	(77,510)
Net Assets
Beginning of period	129,465	179,806	268,021	345,531
End of Period	$ 155,651	$ 129,465	$ 338,817	$ 268,021
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 15,541	$ 19,077	$ 8,281	$ 11,192
Net realized gain (loss)	204,111	(50,734)	39,717	15,557
Net change in unrealized appreciation (depreciation)	239,159	(94,080)	155,565	(133,222)
Increase (decrease) in net assets resulting from operations	458,811	(125,737)	203,563	(106,473)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,490)	(47,357)	(6,283)	(34,923)
Class C	(140)	(4,329)	(25)	(223)
Class R	(188)	(1,915)	(213)	(1,588)
Class P	(4,347)	(21,722)	(494)	(2,577)
Institutional Class	(6,026)	(33,543)	(2,006)	(11,170)
Class R6	(1,245)	(5,445)	(1,728)	(10,203)
Administrative Class	(405)	(2,689)	(739)	(9,277)
Total dividends and distributions to shareholders	(17,841)	(117,000)	(11,488)	(69,961)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(49,641)	(22,871)	(44,138)	(81,815)
Class C	(10,522)	(2,012)	(614)	(1,826)
Class R	(21,908)	(167)	(19,765)	(3,129)
Class P	(46,511)	57,928	(5,628)	(10,063)
Institutional Class	(63,448)	49,295	(40,173)	(157,700)
Class R6	(6,229)	61,611	(27,873)	(32,157)
Administrative Class	2,378	11,479	(9,675)	(60,308)
Increase (decrease) in net assets from capital transactions	(195,881)	155,263	(147,866)	(346,998)
Net increase (decrease) in net assets	245,089	(87,474)	44,209	(523,432)
Net Assets
Beginning of period	1,225,327	1,312,801	528,186	1,051,618
End of Period	$ 1,470,416	$ 1,225,327	$ 572,395	$ 528,186
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Emerging Markets Opportunities Fund
Class A
7/1/20 to 6/30/21	$25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	$ 37.61	46.70%	$ 33,740	1.28% (6)	1.57%	0.98%	80%
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
7/1/18 to 6/30/19	28.53	0.56	(1.55)	(0.99)	(0.48)	—	—	(0.48)	—	(1.47)	27.06	(3.29)	48,388	1.26	1.61	2.08	101
7/1/17 to 6/30/18	26.59	0.41	1.85	2.26	(0.32)	—	—	(0.32)	—	1.94	28.53	8.44	108,279	1.26	1.61	1.36	88
7/1/16 to 6/30/17	22.60	0.41	3.98	4.39	(0.40)	—	—	(0.40)	—	3.99	26.59	19.76	154,357	1.42	1.62	1.69	155
Class C
7/1/20 to 6/30/21	$25.69	0.07	11.65	11.72	— (7)	—	—	—	—	11.72	$ 37.41	45.62%	$ 1,713	2.03% (6)	2.30%	0.22%	80%
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
7/1/18 to 6/30/19	28.05	0.31	(1.45)	(1.14)	(0.10)	—	—	(0.10)	—	(1.24)	26.81	(4.05)	3,675	2.01	2.36	1.15	101
7/1/17 to 6/30/18	26.13	0.16	1.84	2.00	(0.08)	—	—	(0.08)	—	1.92	28.05	7.63	8,113	2.01	2.36	0.55	88
7/1/16 to 6/30/17	22.09	0.19	3.96	4.15	(0.11)	—	—	(0.11)	—	4.04	26.13	18.91	8,982	2.17	2.37	0.80	155
Class P
7/1/20 to 6/30/21	$25.30	0.33	11.53	11.86	(0.45)	—	—	(0.45)	—	11.41	$ 36.71	47.12%	$ 7,945	1.02% (6)	1.32%	1.05%	80%
7/1/19 to 6/30/20	26.46	0.53	(1.06)	(0.53)	(0.63)	—	—	(0.63)	—	(1.16)	25.30	(2.19)	12,814	1.03	1.38	2.07	83
7/1/18 to 6/30/19	28.02	0.55	(1.47)	(0.92)	(0.64)	—	—	(0.64)	—	(1.56)	26.46	(3.05)	20,454	1.01	1.36	2.08	101
7/1/17 to 6/30/18	26.17	0.46	1.84	2.30	(0.45)	—	—	(0.45)	—	1.85	28.02	8.71	29,887	1.01	1.36	1.55	88
7/1/16 to 6/30/17	22.23	0.44	3.94	4.38	(0.44)	—	—	(0.44)	—	3.94	26.17	20.11	21,586	1.17	1.37	1.86	155
Institutional Class
7/1/20 to 6/30/21	$25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	$ 37.62	47.27%	$ 206,383	0.93% (6)	1.26%	1.43%	80%
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
7/1/18 to 6/30/19	28.72	0.54	(1.47)	(0.93)	(0.69)	—	—	(0.69)	—	(1.62)	27.10	(2.97)	282,196	0.91	1.26	2.03	101
7/1/17 to 6/30/18	26.83	0.53	1.85	2.38	(0.49)	—	—	(0.49)	—	1.89	28.72	8.79	197,536	0.91	1.26	1.74	88
7/1/16 to 6/30/17	22.74	0.49	4.03	4.52	(0.43)	—	—	(0.43)	—	4.09	26.83	20.26	72,688	1.07	1.27	2.02	155
Class R6
7/1/20 to 6/30/21	$25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	$ 37.40	47.34%	$ 30,722	0.88% (6)	1.18%	1.47%	80%
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83
7/1/18 to 6/30/19	28.57	0.57	(1.48)	(0.91)	(0.70)	—	—	(0.70)	—	(1.61)	26.96	(2.93)	23,647	0.86	1.21	2.13	101
7/1/17 to 6/30/18	26.69	0.62	1.76	2.38	(0.50)	—	—	(0.50)	—	1.88	28.57	8.85	24,277	0.86	1.21	2.03	88
7/1/16 to 6/30/17	22.69	0.60	3.90	4.50	(0.50)	—	—	(0.50)	—	4.00	26.69	20.27	692	1.02	1.22	2.46	155

AllianzGI Focused Growth Fund
Class A
7/1/20 to 6/30/21	$58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	$ 79.25	47.50%	$ 860,373	0.97% (6)	1.04%	(0.50) %	50%
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
7/1/18 to 6/30/19	56.83	(0.08)	2.48	2.40	—	—	(5.90)	(5.90)	—	(3.50)	53.33	6.79	577,106	1.00	1.12	(0.15)	50
7/1/17 to 6/30/18	46.62	— (7)	10.92	10.92	—	—	(0.71)	(0.71)	—	10.21	56.83	23.53	421,188	0.99	1.11	—	40
7/1/16 to 6/30/17	40.72	0.06	6.85	6.91	—	—	(1.01)	(1.01)	—	5.90	46.62	17.29	373,359	1.05	1.11	0.15	46
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Focused Growth Fund (Continued)
Class C
7/1/20 to 6/30/21	$34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	$ 43.67	46.39%	$ 48,650	1.73% (8)	1.79%	(1.25) %	50%
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
7/1/18 to 6/30/19	39.41	(0.36)	1.27	0.91	—	—	(5.90)	(5.90)	—	(4.99)	34.42	5.93	48,706	1.77	1.87	(0.93)	50
7/1/17 to 6/30/18	32.76	(0.29)	7.65	7.36	—	—	(0.71)	(0.71)	—	6.65	39.41	22.59	233,854	1.76	1.86	(0.77)	40
7/1/16 to 6/30/17	29.12	(0.19)	4.84	4.65	—	—	(1.01)	(1.01)	—	3.64	32.76	16.40	217,685	1.81	1.86	(0.62)	46
Class P
7/1/20 to 6/30/21	$41.83	(0.13)	19.27	19.14	—	—	(6.12)	(6.12)	—	13.02	$ 54.85	47.83%	$ 105,688	0.73% (8)	0.80%	(0.26) %	50%
7/1/19 to 6/30/20	39.91	0.01	8.96	8.97	—	—	(7.05)	(7.05)	—	1.92	41.83	25.03	84,929	0.77	0.87	0.03	63
7/1/18 to 6/30/19	44.18	0.03	1.60	1.63	—	—	(5.90)	(5.90)	—	(4.27)	39.91	7.01	91,265	0.77	0.87	0.09	50
7/1/17 to 6/30/18	36.33	0.09	8.52	8.61	(0.05)	—	(0.71)	(0.76)	—	7.85	44.18	23.84	109,456	0.76	0.86	0.23	40
7/1/16 to 6/30/17	31.88	0.14	5.32	5.46	—	—	(1.01)	(1.01)	—	4.45	36.33	17.54	80,667	0.81	0.86	0.41	46
Institutional Class
7/1/20 to 6/30/21	$53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	$ 71.58	47.94%	$ 209,066	0.67%	0.74%	(0.19) %	50%
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
7/1/18 to 6/30/19	52.51	0.09	2.19	2.28	—	—	(5.90)	(5.90)	—	(3.62)	48.89	7.15	162,173	0.67	0.77	0.18	50
7/1/17 to 6/30/18	43.02	0.16	10.08	10.24	(0.04)	—	(0.71)	(0.75)	—	9.49	52.51	23.93	177,278	0.66	0.76	0.33	40
7/1/16 to 6/30/17	37.53	0.20	6.30	6.50	—	—	(1.01)	(1.01)	—	5.49	43.02	17.67	195,161	0.71	0.76	0.50	46
Class R6
7/1/20 to 6/30/21	$53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	$ 71.80	48.02%	$ 198,031	0.62%	0.68%	(0.15) %	50%
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63
7/1/18 to 6/30/19	52.56	0.11	2.19	2.30	—	—	(5.90)	(5.90)	—	(3.60)	48.96	7.18	134,485	0.62	0.72	0.23	50
7/1/17 to 6/30/18	43.04	0.19	10.10	10.29	(0.06)	—	(0.71)	(0.77)	—	9.52	52.56	24.03	114,054	0.61	0.71	0.38	40
7/1/16 to 6/30/17	37.53	0.21	6.31	6.52	—	—	(1.01)	(1.01)	—	5.51	43.04	17.72	36,374	0.66	0.71	0.53	46
Administrative Class
7/1/20 to 6/30/21	$48.56	(0.26)	22.51	22.25	—	—	(6.12)	(6.12)	—	16.13	$ 64.69	47.60%	$ 6,641	0.92%	1.00%	(0.44) %	50%
7/1/19 to 6/30/20	45.36	(0.05)	10.30	10.25	—	—	(7.05)	(7.05)	—	3.20	48.56	24.84	4,518	0.92	1.02	(0.11)	63
7/1/18 to 6/30/19	49.33	(0.04)	1.97	1.93	—	—	(5.90)	(5.90)	—	(3.97)	45.36	6.88	5,138	0.92	1.02	(0.08)	50
7/1/17 to 6/30/18	40.51	0.03	9.50	9.53	—	—	(0.71)	(0.71)	—	8.82	49.33	23.63	4,017	0.91	1.01	0.07	40
7/1/16 to 6/30/17	35.48	0.09	5.95	6.04	—	—	(1.01)	(1.01)	—	5.03	40.51	17.39	4,288	0.96	1.01	0.25	46

AllianzGI Global Small-Cap Fund
Class A
7/1/20 to 6/30/21	$35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	$ 52.31	53.24%	$ 51,169	1.60% (8)	1.60%	(0.54) %	106%
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
7/1/18 to 6/30/19	51.40	(0.14)	(3.88)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	39.37	(4.64)	46,947	1.62	1.62	(0.34)	85
7/1/17 to 6/30/18	47.75	(0.26)	8.28	8.02	(0.10)	—	(4.27)	(4.37)	—	3.65	51.40 (9)	17.08 (9)	56,929	1.62	1.62	(0.51)	77
7/1/16 to 6/30/17	41.18	(0.14)	6.71	6.57	—	—	—	—	—	6.57	47.75 (9)	15.96 (9)	56,686	1.61	1.61	(0.32)	80
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Global Small-Cap Fund (Continued)
Class C
7/1/20 to 6/30/21	$29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	$ 42.24	52.11%	$ 3,374	2.35% (8)	2.35%	(1.34) %	106%
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
7/1/18 to 6/30/19	45.13	(0.45)	(3.57)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	33.10	(5.37)	7,354	2.37	2.37	(1.18)	85
7/1/17 to 6/30/18	42.62	(0.57)	7.35	6.78	—	—	(4.27)	(4.27)	—	2.51	45.13 (9)	16.21 (9)	19,630	2.37	2.37	(1.25)	77
7/1/16 to 6/30/17	37.03	(0.42)	6.01	5.59	—	—	—	—	—	5.59	42.62 (9)	15.10 (9)	19,729	2.36	2.36	(1.06)	80
Class P
7/1/20 to 6/30/21	$38.89	(0.19)	20.79	20.60	—	—	(2.17)	(2.17)	—	18.43	$ 57.32	53.64%	$ 3,609	1.35% (8)	1.35%	(0.38) %	106%
7/1/19 to 6/30/20	42.51	(0.18)	(0.49)	(0.67)	—	—	(2.95)	(2.95)	—	(3.62)	38.89	(1.96)	4,444	1.37	1.37	(0.44)	93
7/1/18 to 6/30/19	54.57	(0.06)	(3.99)	(4.05)	—	—	(8.01)	(8.01)	—	(12.06)	42.51	(4.40)	11,675	1.37	1.37	(0.13)	85
7/1/17 to 6/30/18	50.40	(0.15)	8.75	8.60	(0.16)	—	(4.27)	(4.43)	—	4.17	54.57 (9)	17.36 (9)	18,262	1.37	1.37	(0.27)	77
7/1/16 to 6/30/17	43.36	0.02	7.02	7.04	—	—	—	—	—	7.04	50.40 (9)	16.24 (9)	23,214	1.36	1.36	0.03	80
Institutional Class
7/1/20 to 6/30/21	$39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	$ 58.13	53.75%	$ 40,486	1.27% (6)	1.30%	(0.20) %	106%
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93
7/1/18 to 6/30/19	55.01	0.01	(4.04)	(4.03)	—	—	(8.01)	(8.01)	—	(12.04)	42.97	(4.32)	67,916	1.27	1.27	0.01	85
7/1/17 to 6/30/18	50.77	(0.09)	8.81	8.72	(0.21)	—	(4.27)	(4.48)	—	4.24	55.01 (9)	17.48 (9)	98,623	1.27	1.27	(0.17)	77
7/1/16 to 6/30/17	43.63	0.02	7.12	7.14	—	—	—	—	—	7.14	50.77 (9)	16.36 (9)	114,925	1.26	1.26	0.05	80

AllianzGI Health Sciences Fund
Class A
7/1/20 to 6/30/21	$34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	$ 38.11	27.66%	$ 169,577	1.43% (8)	1.43%	(0.04) %	102%
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
7/1/18 to 6/30/19	33.27	0.02	3.57	3.59	(0.31)	—	(4.28)	(4.59)	—	(1.00)	32.27	13.14	147,068	1.47	1.47	0.06	102
7/1/17 to 6/30/18	31.61	(0.02)	1.68	1.66	—	—	—	—	—	1.66	33.27	5.25	141,122	1.47	1.47	(0.05)	55
7/1/16 to 6/30/17	27.77	(0.01)	3.85	3.84	—	—	—	—	—	3.84	31.61	13.83	150,756	1.46	1.46	(0.04)	82
Class C
7/1/20 to 6/30/21	$25.44	(0.21)	6.33	6.12	— (7)	—	(4.82)	(4.82)	—	1.30	$ 26.74	26.73%	$ 3,758	2.18% (8)	2.18%	(0.80) %	102%
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
7/1/18 to 6/30/19	26.43	(0.19)	2.75	2.56	—	—	(4.28)	(4.28)	—	(1.72)	24.71	12.34	4,131	2.22	2.22	(0.75)	102
7/1/17 to 6/30/18	25.30	(0.21)	1.34	1.13	—	—	—	—	—	1.13	26.43	4.47	8,218	2.22	2.22	(0.81)	55
7/1/16 to 6/30/17	22.40	(0.18)	3.08	2.90	—	—	—	—	—	2.90	25.30	12.95	10,358	2.21	2.21	(0.79)	82
Class P
7/13/20 (10) to 6/30/21	$35.14	0.09	8.62	8.71	(0.24)	—	(4.82)	(5.06)	—	3.65	$ 38.79	26.91%	$ 880	1.13% (8)	1.13%	0.25%	102% (11)
Institutional Class
7/1/20 to 6/30/21	$34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	$ 38.87	28.07%	$ 21,122	1.12%	1.14%	0.28%	102%
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91
7/1/18 to 6/30/19	33.69	0.13	3.63	3.76	(0.41)	—	(4.28)	(4.69)	—	(0.93)	32.76	13.54	4,290	1.12	1.12	0.39	102
7/1/17 to 6/30/18	31.90	0.10	1.69	1.79	—	—	—	—	—	1.79	33.69	5.61	2,854	1.12	1.12	0.29	55
7/1/16 to 6/30/17	27.93	0.09	3.88	3.97	—	—	—	—	—	3.97	31.90	14.21	3,692	1.11	1.11	0.31	82
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

AllianzGI Income & Growth Fund
Class A
7/1/20 to 6/30/21	$10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	$ 13.26	30.29%	$2,403,182	1.19% (6)(8)	1.22%	1.11%	83%
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
7/1/18 to 6/30/19	11.34	0.20	0.38	0.58	(0.25)	—	(0.66)	(0.91)	—	(0.33)	11.01 (9)	5.45 (9)	1,458,642	1.28	1.29	1.84	66
7/1/17 to 6/30/18	11.24	0.23	0.82	1.05	(0.28)	—	(0.67)	(0.95)	—	0.10	11.34	9.58	1,250,639	1.28	1.29	1.99	102
7/1/16 to 6/30/17	10.80	0.27	1.17	1.44	(0.32)	—	(0.68)	(1.00)	—	0.44	11.24	13.88	1,091,888	1.29	1.29	2.45	159
Class C
7/1/20 to 6/30/21	$ 9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	$ 11.94	29.31%	$1,467,948	1.95% (6)(8)	1.98%	0.36%	83%
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
7/1/18 to 6/30/19	10.46	0.11	0.34	0.45	(0.18)	—	(0.66)	(0.84)	—	(0.39)	10.07 (9)	4.60 (9)	1,234,667	2.03	2.04	1.09	66
7/1/17 to 6/30/18	10.44	0.13	0.76	0.89	(0.20)	—	(0.67)	(0.87)	—	0.02	10.46	8.78	1,116,788	2.03	2.04	1.24	102
7/1/16 to 6/30/17	10.10	0.18	1.09	1.27	(0.25)	—	(0.68)	(0.93)	—	0.34	10.44	13.08	1,090,887	2.04	2.04	1.70	159
Class P
7/1/20 to 6/30/21	$11.20	0.17	3.17	3.34	(0.22)	—	(0.65)	(0.87)	—	2.47	$ 13.67	30.61%	$1,822,852	0.95% (6)(8)	0.98%	1.35%	83%
7/1/19 to 6/30/20	11.29	0.21	0.57	0.78	(0.24)	—	(0.63)	(0.87)	—	(0.09)	11.20	7.32	1,253,364	1.03	1.04	1.90	93
7/1/18 to 6/30/19	11.61	0.23	0.38	0.61	(0.27)	—	(0.66)	(0.93)	—	(0.32)	11.29 (9)	5.64 (9)	1,122,083	1.03	1.04	2.09	66
7/1/17 to 6/30/18	11.48	0.26	0.84	1.10	(0.30)	—	(0.67)	(0.97)	—	0.13	11.61	9.90	897,716	1.03	1.04	2.24	102
7/1/16 to 6/30/17	11.01	0.31	1.19	1.50	(0.35)	—	(0.68)	(1.03)	—	0.47	11.48	14.14	690,147	1.04	1.04	2.69	159
Institutional Class
7/1/20 to 6/30/21	$11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	$ 13.83	30.71%	$1,315,140	0.90% (6)	0.93%	1.40%	83%
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93
7/1/18 to 6/30/19	11.72	0.25	0.38	0.63	(0.28)	—	(0.66)	(0.94)	—	(0.31)	11.41 (9)	5.78 (9)	702,741	0.93	0.94	2.19	66
7/1/17 to 6/30/18	11.58	0.28	0.84	1.12	(0.31)	—	(0.67)	(0.98)	—	0.14	11.72	10.00	460,024	0.93	0.94	2.34	102
7/1/16 to 6/30/17	11.09	0.32	1.21	1.53	(0.36)	—	(0.68)	(1.04)	—	0.49	11.58	14.33	342,652	0.94	0.94	2.76	159

AllianzGI Mid-Cap Growth Fund
Class A
7/1/20 to 6/30/21	$ 4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (7)	1.64	$ 5.94	53.25% (12)	$ 376,649	1.06% (8)	1.06%	(0.76) %	85%
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
7/1/18 to 6/30/19	3.88	(0.02)	0.37	0.35	—	—	(0.48)	(0.48)	—	(0.13)	3.75	13.58	240,017	1.14	1.14	(0.66)	60
7/1/17 to 6/30/18	3.74	(0.02)	0.54	0.52	—	—	(0.38)	(0.38)	—	0.14	3.88	14.14	116,673	1.13	1.13	(0.48)	79
7/1/16 to 6/30/17	3.40	(0.01)	0.62	0.61	—	—	(0.27)	(0.27)	—	0.34	3.74	18.89	112,947	1.13	1.13	(0.40)	77
Class C
7/1/20 to 6/30/21	$ 3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (7)	1.10	$ 4.45	52.17% (12)	$ 15,282	1.82% (8)	1.82%	(1.52) %	85%
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
7/1/18 to 6/30/19	3.23	(0.04)	0.27	0.23	—	—	(0.48)	(0.48)	—	(0.25)	2.98	12.56	21,251	1.89	1.89	(1.34)	60
7/1/17 to 6/30/18	3.19	(0.04)	0.46	0.42	—	—	(0.38)	(0.38)	—	0.04	3.23	13.40	142,931	1.88	1.88	(1.23)	79
7/1/16 to 6/30/17	2.96	(0.04)	0.54	0.50	—	—	(0.27)	(0.27)	—	0.23	3.19	17.95	142,565	1.88	1.88	(1.15)	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Mid-Cap Growth Fund (Continued)
Class P
7/1/20 to 6/30/21	$ 5.05	(0.03)	2.66	2.63	—	—	(0.58)	(0.58)	— (7)	2.05	$ 7.10	53.49% (12)	$ 30,526	0.81% (8)	0.81%	(0.50) %	85%
7/1/19 to 6/30/20	4.36	(0.02)	0.89	0.87	—	—	(0.18)	(0.18)	—	0.69	5.05	20.56	13,670	0.89	0.89	(0.41)	53
7/1/18 to 6/30/19	4.41	(0.02)	0.45	0.43	—	—	(0.48)	(0.48)	—	(0.05)	4.36	13.79	11,617	0.89	0.89	(0.39)	60
7/1/17 to 6/30/18	4.19	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.41	14.56	11,189	0.88	0.88	(0.23)	79
7/1/16 to 6/30/17	3.77	(0.01)	0.70	0.69	—	—	(0.27)	(0.27)	—	0.42	4.19	19.18	8,604	0.88	0.88	(0.15)	77
Institutional Class
7/1/20 to 6/30/21	$ 5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (7)	2.09	$ 7.18	53.86% (12)	$ 63,690	0.78% (8)	0.78%	(0.48) %	85%
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53
7/1/18 to 6/30/19	4.43	(0.01)	0.45	0.44	—	—	(0.48)	(0.48)	—	(0.04)	4.39	13.97	36,373	0.79	0.79	(0.29)	60
7/1/17 to 6/30/18	4.21	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.43	14.47	31,876	0.78	0.78	(0.13)	79
7/1/16 to 6/30/17	3.78	— (7)	0.70	0.70	—	—	(0.27)	(0.27)	—	0.43	4.21	19.39	26,788	0.78	0.78	(0.05)	77
Administrative Class
7/1/20 to 6/30/21	$ 4.62	(0.04)	2.43	2.39	—	—	(0.58)	(0.58)	— (7)	1.81	$ 6.43	53.26% (12)	$ 2,881	0.99% (8)	0.99%	(0.69) %	85%
7/1/19 to 6/30/20	4.01	(0.02)	0.81	0.79	—	—	(0.18)	(0.18)	—	0.61	4.62	20.34	1,748	1.04	1.04	(0.56)	53
7/1/18 to 6/30/19	4.11	(0.02)	0.40	0.38	—	—	(0.48)	(0.48)	—	(0.10)	4.01	13.61	1,525	1.04	1.04	(0.54)	60
7/1/17 to 6/30/18	3.94	(0.02)	0.57	0.55	—	—	(0.38)	(0.38)	—	0.17	4.11	14.19	1,441	1.03	1.03	(0.40)	79
7/1/16 to 6/30/17	3.56	(0.01)	0.66	0.65	—	—	(0.27)	(0.27)	—	0.38	3.94	19.19	575	1.03	1.03	(0.30)	77

AllianzGI Small-Cap Fund
Class A
7/1/20 to 6/30/21	$17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	$ 27.49	56.80%	$ 87,605	1.17%	1.23%	(0.17) %	88%
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (9)	(9.95) (9)	58,062	1.17	1.27	0.23	110
7/1/18 to 6/30/19	21.61	0.07	(0.53)	(0.46)	(0.02)	—	(1.63)	(1.65)	—	(2.11)	19.50	(0.62)	66,269	1.18	1.27	0.35	78
7/1/17 to 6/30/18	20.51	(0.02)	3.92	3.90	—	—	(2.80)	(2.80)	—	1.10	21.61	19.96	44,860	1.31	1.31	(0.07)	126
7/1/16 to 6/30/17	16.71	0.03	3.79	3.82	(0.01)	—	(0.01)	(0.02)	—	3.80	20.51 (9)	22.82 (9)	39,509	1.31	1.31	0.15	152
Class C
7/1/20 to 6/30/21	$16.70	(0.20)	9.49	9.29	— (7)	—	—	—	—	9.29	$ 25.99	55.63%	$ 4,940	1.92%	1.99%	(0.92) %	88%
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (9)	(10.60) (9)	4,251	1.92	2.02	(0.53)	110
7/1/18 to 6/30/19	20.92	(0.07)	(0.54)	(0.61)	—	—	(1.63)	(1.63)	—	(2.24)	18.68	(1.39)	7,873	1.93	2.02	(0.36)	78
7/1/17 to 6/30/18	20.07	(0.17)	3.82	3.65	—	—	(2.80)	(2.80)	—	0.85	20.92	19.10	35,080	2.06	2.06	(0.82)	126
7/1/16 to 6/30/17	16.48	(0.11)	3.71	3.60	—	—	(0.01)	(0.01)	—	3.59	20.07 (9)	21.82 (9)	32,802	2.06	2.06	(0.60)	152
Class P
7/1/20 to 6/30/21	$17.76	0.02	10.12	10.14	(0.08)	—	—	(0.08)	—	10.06	$ 27.82	57.18%	$ 28,986	0.92%	1.02%	0.08%	88%
7/1/19 to 6/30/20	19.74	0.08	(1.99)	(1.91)	(0.07)	—	—	(0.07)	—	(1.98)	17.76 (9)	(9.74) (9)	16,747	0.92	1.02	0.44	110
7/1/18 to 6/30/19	21.81	0.12	(0.53)	(0.41)	(0.03)	—	(1.63)	(1.66)	—	(2.07)	19.74	(0.36)	9,637	0.93	1.02	0.61	78
7/1/17 to 6/30/18	20.63	0.03	3.95	3.98	—	—	(2.80)	(2.80)	—	1.18	21.81	20.25	6,883	1.06	1.06	0.12	126
7/1/16 to 6/30/17	16.77	0.07	3.81	3.88	(0.01)	—	(0.01)	(0.02)	—	3.86	20.63 (9)	23.12 (9)	3,425	1.06	1.06	0.39	152
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Small-Cap Fund (Continued)
Institutional Class
7/1/20 to 6/30/21	$17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	$ 28.07	57.35%	$ 36,211	0.82%	0.96%	0.19%	88%
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (9)	(9.62) (9)	22,028	0.82	0.92	0.49	110
7/1/18 to 6/30/19	21.96	0.14	(0.53)	(0.39)	(0.04)	—	(1.63)	(1.67)	—	(2.06)	19.90	(0.29)	9,077	0.83	0.92	0.70	78
7/1/17 to 6/30/18	20.73	0.05	3.98	4.03	—	—	(2.80)	(2.80)	—	1.23	21.96	20.40	8,104	0.96	0.96	0.21	126
7/1/16 to 6/30/17	16.84	0.10	3.81	3.91	(0.01)	—	(0.01)	(0.02)	—	3.89	20.73 (9)	23.22 (9)	3,037	0.96	0.96	0.52	152
Class R6
7/1/20 to 6/30/21	$17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	$ 28.10	57.37%	$ 8,614	0.77%	0.87%	0.24%	88%
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (9)	(9.55) (9)	9,114	0.77	0.87	0.71	110
8/22/18 (10) to 6/30/19	23.16	0.13	(1.71)	(1.58)	(0.05)	—	(1.63)	(1.68)	—	(3.26)	19.90	(5.42)	17,792	0.77	0.87	0.76	78 (11)

AllianzGI Technology Fund
Class A
7/1/20 to 6/30/21	$68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	$ 81.59	45.06%	$ 812,373	1.49% (8)	1.50%	(1.12) %	150%
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (9)	28.34 (9)	664,833	1.57	1.57	(1.12)	212
7/1/18 to 6/30/19	71.60	(0.68)	5.90	5.22	—	—	(12.90)	(12.90)	—	(7.68)	63.92	12.40	601,112	1.51	1.56	(1.05)	109
7/1/17 to 6/30/18	60.82	(0.64)	22.58	21.94	—	—	(11.16)	(11.16)	—	10.78	71.60	38.89	530,127	1.42	1.57	(0.95)	104
7/1/16 to 6/30/17	48.03	(0.17) (13)	15.75	15.58	—	—	(2.79)	(2.79)	—	12.79	60.82 (13)	33.69 (13)	452,039	1.51	1.61	(0.31) (13)	128
Class C
7/1/20 to 6/30/21	$43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	$ 45.83	44.01%	$ 53,742	2.24% (8)	2.25%	(1.88) %	150%
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (9)	27.37 (9)	50,421	2.32	2.32	(1.87)	212
7/1/18 to 6/30/19	55.32	(0.92)	3.72	2.80	—	—	(12.90)	(12.90)	—	(10.10)	45.22	11.57	48,842	2.23	2.31	(1.78)	109
7/1/17 to 6/30/18	49.43	(0.91)	17.96	17.05	—	—	(11.16)	(11.16)	—	5.89	55.32	37.86	138,589	2.17	2.32	(1.70)	104
7/1/16 to 6/30/17	39.80	(0.46) (13)	12.88	12.42	—	—	(2.79)	(2.79)	—	9.63	49.43 (13)	32.69 (13)	113,411	2.26	2.36	(1.05) (13)	128
Class P
7/1/20 to 6/30/21	$79.28	(0.81)	35.64	34.83	—	—	(15.97)	(15.97)	—	18.86	$ 98.14	45.44%	$ 194,925	1.24% (8)	1.25%	(0.87) %	150%
7/1/19 to 6/30/20	72.49	(0.60)	18.58	17.98	—	—	(11.19)	(11.19)	—	6.79	79.28 (9)	28.67 (9)	154,810	1.32	1.32	(0.87)	212
7/1/18 to 6/30/19	79.05	(0.58)	6.92	6.34	—	—	(12.90)	(12.90)	—	(6.56)	72.49	12.68	155,553	1.27	1.31	(0.80)	109
7/1/17 to 6/30/18	66.03	(0.53)	24.71	24.18	—	—	(11.16)	(11.16)	—	13.02	79.05	39.24	100,560	1.17	1.32	(0.71)	104
7/1/16 to 6/30/17	51.80	— (7)(13)	17.02	17.02	—	—	(2.79)	(2.79)	—	14.23	66.03 (13)	34.03 (13)	59,369	1.26	1.35	(0.01) (13)	128
Institutional Class
7/1/20 to 6/30/21	$81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	$101.34	45.53%	$1,386,911	1.17% (8)	1.18%	(0.80) %	150%
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (9)	28.78 (9)	995,709	1.22	1.22	(0.78)	212
7/1/18 to 6/30/19	80.40	(0.52)	7.12	6.60	—	—	(12.90)	(12.90)	—	(6.30)	74.10	12.81	800,061	1.16	1.21	(0.69)	109
7/1/17 to 6/30/18	66.94	(0.45)	25.07	24.62	—	—	(11.16)	(11.16)	—	13.46	80.40	39.37	789,922	1.07	1.22	(0.59)	104
7/1/16 to 6/30/17	52.43	0.06 (13)	17.24	17.30	—	—	(2.79)	(2.79)	—	14.51	66.94 (13)	34.16 (13)	736,162	1.16	1.25	0.09 (13)	128
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
AllianzGI Technology Fund (Continued)
Administrative Class
7/1/20 to 6/30/21	$74.24	(0.91)	33.26	32.35	—	—	(15.97)	(15.97)	—	16.38	$ 90.62	45.15%	$ 86,855	1.43% (8)	1.44%	(1.05) %	150%
7/1/19 to 6/30/20	68.67	(0.67)	17.43	16.76	—	—	(11.19)	(11.19)	—	5.57	74.24 (9)	28.46 (9)	11,669	1.47	1.47	(1.02)	212
7/1/18 to 6/30/19	75.76	(0.67)	6.48	5.81	—	—	(12.90)	(12.90)	—	(7.09)	68.67	12.52	11,688	1.40	1.46	(0.95)	109
7/1/17 to 6/30/18	63.76	(0.61)	23.77	23.16	—	—	(11.16)	(11.16)	—	12.00	75.76	39.02	23,535	1.32	1.47	(0.85)	104
7/1/16 to 6/30/17	50.18	(0.23) (13)	16.60	16.37	—	—	(2.79)	(2.79)	—	13.58	63.76 (13)	33.83 (13)	15,062	1.44	1.52	(0.41) (13)	128

NFJ Dividend Value Fund
Class A
7/1/20 to 6/30/21	$ 9.67	0.15	3.07	3.22	(0.16)	—	— (7)	(0.16)	—	3.06	$ 12.73	33.47%	$ 422,719	1.02% (6)(8)	1.06%	1.36%	67%
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
7/1/18 to 6/30/19	14.76	0.26	(0.05)	0.21	(0.26)	—	(2.60)	(2.86)	—	(2.65)	12.11	4.39	453,255	1.01	1.11	1.97	52
7/1/17 to 6/30/18	17.20	0.27	1.45	1.72	(0.28)	—	(3.88)	(4.16)	—	(2.44)	14.76	9.55	480,068	0.95	1.10	1.66	47
7/1/16 to 6/30/17	15.74	0.34	2.08	2.42	(0.37)	—	(0.59)	(0.96)	—	1.46	17.20	15.55	599,510	0.99	1.09	2.02	41
Class C
7/1/20 to 6/30/21	$ 9.88	0.07	3.14	3.21	(0.05)	—	— (7)	(0.05)	—	3.16	$ 13.04	32.53%	$ 18,956	1.77% (6)(8)	1.82%	0.59%	67%
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
7/1/18 to 6/30/19	14.92	0.17	(0.05)	0.12	(0.12)	—	(2.60)	(2.72)	—	(2.60)	12.32	3.56	75,395	1.76	1.86	1.23	52
7/1/17 to 6/30/18	17.34	0.15	1.46	1.61	(0.15)	—	(3.88)	(4.03)	—	(2.42)	14.92	8.77	231,933	1.70	1.85	0.91	47
7/1/16 to 6/30/17	15.86	0.21	2.10	2.31	(0.24)	—	(0.59)	(0.83)	—	1.48	17.34	14.67	274,212	1.74	1.84	1.28	41
Class P
7/1/20 to 6/30/21	$ 9.77	0.18	3.10	3.28	(0.18)	—	— (7)	(0.18)	—	3.10	$ 12.87	33.79%	$ 210,888	0.76% (6)(8)	0.81%	1.60%	67%
7/1/19 to 6/30/20	12.21	0.23	(1.02)	(0.79)	(0.23)	—	(1.42)	(1.65)	—	(2.44)	9.77	(8.23)	221,250	0.79	0.87	1.98	139
7/1/18 to 6/30/19	14.87	0.30	(0.05)	0.25	(0.31)	—	(2.60)	(2.91)	—	(2.66)	12.21	4.62	378,642	0.76	0.86	2.22	52
7/1/17 to 6/30/18	17.30	0.32	1.45	1.77	(0.32)	—	(3.88)	(4.20)	—	(2.43)	14.87	9.83	551,096	0.70	0.85	1.91	47
7/1/16 to 6/30/17	15.83	0.38	2.09	2.47	(0.41)	—	(0.59)	(1.00)	—	1.47	17.30	15.79	639,847	0.74	0.84	2.27	41
Institutional Class
7/1/20 to 6/30/21	$ 9.75	0.19	3.10	3.29	(0.19)	—	— (7)	(0.19)	—	3.10	$ 12.85	33.95%	$ 122,996	0.70%	0.75%	1.67%	67%
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
7/1/18 to 6/30/19	14.87	0.31	(0.05)	0.26	(0.33)	—	(2.60)	(2.93)	—	(2.67)	12.20	4.75	263,357	0.66	0.76	2.32	52
7/1/17 to 6/30/18	17.30	0.34	1.45	1.79	(0.34)	—	(3.88)	(4.22)	—	(2.43)	14.87	9.94	438,422	0.60	0.75	2.03	47
7/1/16 to 6/30/17	15.82	0.41	2.08	2.49	(0.42)	—	(0.59)	(1.01)	—	1.48	17.30	15.96	731,788	0.64	0.74	2.44	41
Class R6
7/1/20 to 6/30/21	$ 9.71	0.19	3.08	3.27	(0.19)	—	— (7)	(0.19)	—	3.08	$ 12.79	33.98%	$ 82,578	0.64% (6)	0.69%	1.72%	67%
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139
7/1/18 to 6/30/19	14.83	0.31	(0.04)	0.27	(0.35)	—	(2.60)	(2.95)	—	(2.68)	12.15	4.82	65,935	0.61	0.71	2.38	52
7/1/17 to 6/30/18	17.27	0.34	1.45	1.79	(0.35)	—	(3.88)	(4.23)	—	(2.44)	14.83	9.96	85,285	0.55	0.70	2.06	47
7/1/16 to 6/30/17	15.80	0.41	2.09	2.50	(0.44)	—	(0.59)	(1.03)	—	1.47	17.27	16.01	95,755	0.59	0.69	2.44	41
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
NFJ Dividend Value Fund (Continued)
Administrative Class
7/1/20 to 6/30/21	$ 9.96	0.17	3.15	3.32	(0.16)	—	— (7)	(0.16)	—	3.16	$ 13.12	33.55%	$ 33,289	0.94% (6)	0.98%	1.44%	67%
7/1/19 to 6/30/20	12.41	0.21	(1.03)	(0.82)	(0.21)	—	(1.42)	(1.63)	—	(2.45)	9.96	(8.33)	25,794	0.94	1.02	1.84	139
7/1/18 to 6/30/19	15.04	0.28	(0.05)	0.23	(0.26)	—	(2.60)	(2.86)	—	(2.63)	12.41	4.42	47,049	0.91	1.01	2.07	52
7/1/17 to 6/30/18	17.41	0.32	1.43	1.75	(0.24)	—	(3.88)	(4.12)	—	(2.37)	15.04	9.67	84,009	0.85	1.00	1.87	47
7/1/16 to 6/30/17	15.92	0.36	2.11	2.47	(0.39)	—	(0.59)	(0.98)	—	1.49	17.41	15.68	345,533	0.89	0.99	2.11	41

NFJ International Value Fund
Class A
7/1/20 to 6/30/21	$16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	$ 22.93	38.47%	$ 73,311	1.30% (6)(8)	1.34%	1.38%	116%
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
7/1/18 to 6/30/19	18.52	0.33	(0.08)	0.25	(0.30)	—	—	(0.30)	—	(0.05)	18.47	1.44	71,931	1.30	1.38	1.84	49
7/1/17 to 6/30/18	18.13	0.34	0.38	0.72	(0.32)	(0.01)	—	(0.33)	—	0.39	18.52	3.95	88,385	1.29	1.37	1.76	63
7/1/16 to 6/30/17	16.32	0.34	1.92	2.26	(0.45)	—	—	(0.45)	—	1.81	18.13	13.99	127,642	1.30	1.35	2.01	63
Class C
7/1/20 to 6/30/21	$16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	$ 22.51	37.40%	$ 3,576	2.02% (8)	2.07%	0.56%	116%
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
7/1/18 to 6/30/19	18.20	0.17	(0.04)	0.13	(0.18)	—	—	(0.18)	—	(0.05)	18.15	0.76	13,926	2.05	2.13	0.98	49
7/1/17 to 6/30/18	17.86	0.19	0.37	0.56	(0.21)	(0.01)	—	(0.22)	—	0.34	18.20	3.11	36,184	2.04	2.12	0.99	63
7/1/16 to 6/30/17	16.09	0.23	1.86	2.09	(0.32)	—	—	(0.32)	—	1.77	17.86	13.10	54,546	2.05	2.10	1.37	63
Class P
7/1/20 to 6/30/21	$16.96	0.34	6.19	6.53	(0.40)	—	—	(0.40)	—	6.13	$ 23.09	38.86%	$ 26,708	1.03% (6)(8)	1.07%	1.65%	116%
7/1/19 to 6/30/20	18.58	0.41	(1.60)	(1.19)	(0.43)	—	—	(0.43)	—	(1.62)	16.96	(6.45)	22,912	1.05	1.12	2.29	91
7/1/18 to 6/30/19	18.61	0.35	(0.04)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	18.58	1.76	38,655	1.05	1.13	1.93	49
7/1/17 to 6/30/18	18.21	0.36	0.41	0.77	(0.36)	(0.01)	—	(0.37)	—	0.40	18.61	4.17	89,644	1.04	1.12	1.87	63
7/1/16 to 6/30/17	16.40	0.40	1.90	2.30	(0.49)	—	—	(0.49)	—	1.81	18.21	14.20	148,540	1.05	1.10	2.34	63
Institutional Class
7/1/20 to 6/30/21	$16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	$ 23.11	38.95%	$ 48,096	0.95%	1.00%	1.76%	116%
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
7/1/18 to 6/30/19	18.64	0.41	(0.08)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.60	1.84	46,473	0.95	1.03	2.24	49
7/1/17 to 6/30/18	18.24	0.42	0.36	0.78	(0.37)	(0.01)	—	(0.38)	—	0.40	18.64	4.27	55,924	0.94	1.02	2.14	63
7/1/16 to 6/30/17	16.42	0.37	1.95	2.32	(0.50)	—	—	(0.50)	—	1.82	18.24	14.33	74,272	0.95	1.00	2.18	63
Class R6
7/1/20 to 6/30/21	$16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	$ 23.08	38.97%	$ 2,741	0.90%	0.95%	1.96%	116%
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91
7/1/18 to 6/30/19	18.63	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.59	1.88	1,277	0.90	0.98	2.07	49
7/1/17 to 6/30/18	18.19	0.29	0.50	0.79	(0.34)	(0.01)	—	(0.35)	—	0.44	18.63	4.31	1,836	0.89	0.97	1.48	63
7/1/16 to 6/30/17	16.38	0.40	1.93	2.33	(0.52)	—	—	(0.52)	—	1.81	18.19	14.42	28,460	0.90	0.95	2.33	63
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
NFJ International Value Fund (Continued)
Administrative Class
7/1/20 to 6/30/21	$16.92	0.11	6.35	6.46	(0.32)	—	—	(0.32)	—	6.14	$ 23.06	38.57%	$ 1,219	1.20%	1.28%	0.57%	116%
7/1/19 to 6/30/20	18.54	0.38	(1.59)	(1.21)	(0.41)	—	—	(0.41)	—	(1.62)	16.92	(6.58)	1,147	1.20	1.27	2.17	91
7/1/18 to 6/30/19	18.56	0.29	0.01	0.30	(0.32)	—	—	(0.32)	—	(0.02)	18.54	1.68	1,436	1.20	1.28	1.60	49
7/1/17 to 6/30/18	18.19	0.38	0.35	0.73	(0.35)	(0.01)	—	(0.36)	—	0.37	18.56	4.01	4,829	1.19	1.27	1.96	63
7/1/16 to 6/30/17	16.37	0.36	1.92	2.28	(0.46)	—	—	(0.46)	—	1.82	18.19	14.09	4,973	1.20	1.25	2.08	63

NFJ Large-Cap Value Fund
Class A
7/1/20 to 6/30/21	$24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	$ 33.12	36.24%	$ 184,745	1.06% (8)	1.06%	0.79%	69%
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
7/1/18 to 6/30/19	26.14	0.41	0.79	1.20	(0.39)	—	(0.05)	(0.44)	—	0.76	26.90	4.67	178,311	1.12	1.12	1.57	68
7/1/17 to 6/30/18	24.31	0.41	1.83	2.24	(0.41)	—	—	(0.41)	—	1.83	26.14	9.27	145,338	1.06	1.11	1.56	110
7/1/16 to 6/30/17	20.34	0.36	3.97 (14)	4.33	(0.36)	—	—	(0.36)	—	3.97	24.31 (14)	21.42 (14)	151,306	1.02	1.12	1.60	67
Class C
7/1/20 to 6/30/21	$24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	$ 33.54	35.24%	$ 4,056	1.81% (8)	1.81%	0.06%	69%
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
7/1/18 to 6/30/19	26.44	0.19	0.81	1.00	(0.16)	—	(0.05)	(0.21)	—	0.79	27.23	3.82	12,080	1.87	1.87	0.70	68
7/1/17 to 6/30/18	24.57	0.22	1.86	2.08	(0.21)	—	—	(0.21)	—	1.87	26.44	8.49	62,232	1.81	1.86	0.82	110
7/1/16 to 6/30/17	20.50	0.19	4.01 (14)	4.20	(0.13)	—	—	(0.13)	—	4.07	24.57 (14)	20.52 (14)	70,159	1.77	1.87	0.86	67
Class P
7/1/20 to 6/30/21	$24.73	0.30	8.71	9.01	(0.28)	—	—	(0.28)	—	8.73	$ 33.46	36.60%	$ 20,413	0.81% (8)	0.81%	1.04%	69%
7/1/19 to 6/30/20	27.16	0.46	(1.90)	(1.44)	(0.48)	—	(0.51)	(0.99)	—	(2.43)	24.73	(5.49)	15,384	0.87	0.87	1.73	114
7/1/18 to 6/30/19	26.38	0.48	0.81	1.29	(0.46)	—	(0.05)	(0.51)	—	0.78	27.16	4.95	19,097	0.87	0.87	1.80	68
7/1/17 to 6/30/18	24.53	0.47	1.86	2.33	(0.48)	—	—	(0.48)	—	1.85	26.38	9.54	20,242	0.81	0.86	1.80	110
7/1/16 to 6/30/17	20.56	0.42	4.01 (14)	4.43	(0.46)	—	—	(0.46)	—	3.97	24.53 (14)	21.71 (14)	18,164	0.77	0.87	1.85	67
Institutional Class
7/1/20 to 6/30/21	$24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	$ 32.96	36.66%	$ 129,083	0.75% (8)	0.75%	1.09%	69%
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
7/1/18 to 6/30/19	26.02	0.50	0.79	1.29	(0.49)	—	(0.05)	(0.54)	—	0.75	26.77	5.02	132,572	0.77	0.77	1.91	68
7/1/17 to 6/30/18	24.20	0.49	1.84	2.33	(0.51)	—	—	(0.51)	—	1.82	26.02	9.66	127,728	0.71	0.76	1.89	110
7/1/16 to 6/30/17	20.27	0.43	3.97 (14)	4.40	(0.47)	—	—	(0.47)	—	3.93	24.20 (14)	21.88 (14)	114,377	0.67	0.77	1.95	67
Administrative Class
7/1/20 to 6/30/21	$24.85	0.25	8.75	9.00	(0.19)	—	—	(0.19)	—	8.81	$ 33.66	36.33%	$ 520	1.01% (6)	1.02%	0.89%	69%
7/1/19 to 6/30/20	27.29	0.42	(1.91)	(1.49)	(0.44)	—	(0.51)	(0.95)	—	(2.44)	24.85	(5.65)	1,181	1.02	1.02	1.58	114
7/1/18 to 6/30/19	26.51	0.45	0.80	1.25	(0.42)	—	(0.05)	(0.47)	—	0.78	27.29	4.77	1,381	1.02	1.02	1.66	68
7/1/17 to 6/30/18	24.64	0.43	1.88	2.31	(0.44)	—	—	(0.44)	—	1.87	26.51	9.40	1,323	0.96	1.01	1.64	110
7/1/16 to 6/30/17	20.61	0.38	4.04 (14)	4.42	(0.39)	—	—	(0.39)	—	4.03	24.64 (14)	21.58 (14)	1,272	0.92	1.02	1.71	67
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

NFJ Mid-Cap Value Fund
Class A
7/1/20 to 6/30/21	$25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	$ 35.54	39.60%	$ 596,144	1.00%	1.16%	0.98%	96%
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
7/1/18 to 6/30/19	30.06	0.44	0.54	0.98	(0.31)	—	(0.13)	(0.44)	—	0.54	30.60	3.46	595,707	0.99	1.21	1.48	81
7/1/17 to 6/30/18	31.41	0.39	1.27	1.66	(0.26)	—	(2.75)	(3.01)	—	(1.35)	30.06	4.88	518,293	1.04	1.21	1.22	31
7/1/16 to 6/30/17	24.37	0.36	7.03 (15)	7.39	(0.33)	—	(0.02)	(0.35)	—	7.04	31.41 (15)	30.53 (15)	480,691	1.21	1.21	1.30	45
Class C
7/1/20 to 6/30/21	$20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	$ 28.63	38.53%	$ 39,321	1.74% (6)	1.90%	0.21%	96%
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
7/1/18 to 6/30/19	24.62	0.13	0.54	0.67	—	—	(0.13)	(0.13)	—	0.54	25.16	2.73	48,176	1.74	1.96	0.54	81
7/1/17 to 6/30/18	26.22	0.12	1.08	1.20	(0.05)	—	(2.75)	(2.80)	—	(1.60)	24.62	4.10	182,192	1.79	1.96	0.46	31
7/1/16 to 6/30/17	20.43	0.13	5.87 (15)	6.00	(0.19)	—	(0.02)	(0.21)	—	5.79	26.22 (15)	29.52 (15)	168,922	1.96	1.96	0.59	45
Class P
7/1/20 to 6/30/21	$20.30	0.29	7.74	8.03	(0.38)	—	(0.05)	(0.43)	—	7.60	$ 27.90	39.93%	$ 239,250	0.75%	0.90%	1.23%	96%
7/1/19 to 6/30/20	24.68	0.36	(2.10)	(1.74)	(0.43)	—	(2.21)	(2.64)	—	(4.38)	20.30	(8.72)	211,729	0.74	0.96	1.57	197
7/1/18 to 6/30/19	24.35	0.41	0.43	0.84	(0.38)	—	(0.13)	(0.51)	—	0.33	24.68	3.75	197,201	0.74	0.96	1.70	81
7/1/17 to 6/30/18	26.01	0.37	1.10	1.47	(0.38)	—	(2.75)	(3.13)	—	(1.66)	24.35	5.17	200,081	0.77	0.96	1.46	31
7/1/16 to 6/30/17	20.27	0.32	5.87 (15)	6.19	(0.43)	—	(0.02)	(0.45)	—	5.74	26.01 (15)	30.82 (15)	52,167	0.96	0.96	1.39	45
Institutional Class
7/1/20 to 6/30/21	$27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	$ 38.28	40.11%	$ 460,452	0.65%	0.84%	1.33%	96%
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
7/1/18 to 6/30/19	32.15	0.58	0.57	1.15	(0.40)	—	(0.13)	(0.53)	—	0.62	32.77	3.83	406,173	0.64	0.86	1.82	81
7/1/17 to 6/30/18	33.41	0.51	1.38	1.89	(0.40)	—	(2.75)	(3.15)	—	(1.26)	32.15	5.26	332,110	0.66	0.86	1.53	31
7/1/16 to 6/30/17	25.88	0.48	7.47 (15)	7.95	(0.40)	—	(0.02)	(0.42)	—	7.53	33.41 (15)	30.95 (15)	53,333	0.86	0.86	1.66	45
Class R6
7/1/20 to 6/30/21	$27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	$ 38.24	40.17%	$ 85,969	0.60%	0.78%	1.37%	96%
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197
7/1/18 to 6/30/19	32.13	0.63	0.53	1.16	(0.41)	—	(0.13)	(0.54)	—	0.62	32.75	3.89	18,052	0.59	0.81	2.03	81
12/18/17 (10) to 6/30/18	36.74	0.18	(1.61)	(1.43)	(0.43)	—	(2.75)	(3.18)	—	(4.61)	32.13	(4.25)	2,167	0.59	0.81	1.04	31 (11)
Administrative Class
7/1/20 to 6/30/21	$26.59	0.34	10.17	10.51	(0.28)	—	(0.05)	(0.33)	—	10.18	$ 36.77	39.73%	$ 49,280	0.90%	1.08%	1.06%	96%
7/1/19 to 6/30/20	31.57	0.42	(2.81)	(2.39)	(0.38)	—	(2.21)	(2.59)	—	(4.98)	26.59	(8.85)	33,511	0.89	1.11	1.43	197
7/1/18 to 6/30/19	31.00	0.48	0.56	1.04	(0.34)	—	(0.13)	(0.47)	—	0.57	31.57	3.60	27,405	0.89	1.11	1.58	81
7/1/17 to 6/30/18	32.35	0.42	1.32	1.74	(0.34)	—	(2.75)	(3.09)	—	(1.35)	31.00	4.98	18,947	0.92	1.11	1.32	31
7/1/16 to 6/30/17	25.08	0.40	7.24 (15)	7.64	(0.35)	—	(0.02)	(0.37)	—	7.27	32.35 (15)	30.66 (15)	5,120	1.11	1.11	1.40	45
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

NFJ Small-Cap Value Fund
Class A
7/1/20 to 6/30/21	$11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	$ 15.67	44.57%	$ 325,048	1.18% (6)(8)	1.23%	1.34%	65%
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
7/1/18 to 6/30/19	21.71	0.29	(2.73)	(2.44)	(0.62)	—	(4.12)	(4.74)	—	(7.18)	14.53	(7.70)	439,710	1.18	1.26	1.65	47
7/1/17 to 6/30/18	24.36	0.29	1.44	1.73	(0.12)	—	(4.26)	(4.38)	—	(2.65)	21.71	7.04	718,104	1.20	1.25	1.27	24
7/1/16 to 6/30/17	20.82	0.30	4.12	4.42	(0.32)	—	(0.56)	(0.88)	—	3.54	24.36	21.38	788,438	1.20	1.24	1.31	30
Class C
7/1/20 to 6/30/21	$ 9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	$ 13.78	43.52%	$ 1,606	1.91% (8)	1.97%	0.60%	65%
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
7/1/18 to 6/30/19	19.30	0.16	(2.41)	(2.25)	—	—	(4.08) (16)	(4.08)	—	(6.33)	12.97	(8.35)	3,984	1.93	2.01	0.88	47
7/1/17 to 6/30/18	22.14	0.11	1.31	1.42	—	—	(4.26)	(4.26)	—	(2.84)	19.30	6.26	106,052	1.95	2.00	0.54	24
7/1/16 to 6/30/17	19.02	0.12	3.75	3.87	(0.19)	—	(0.56)	(0.75)	—	3.12	22.14	20.45	135,225	1.95	1.99	0.56	30
Class P
7/1/20 to 6/30/21	$12.97	0.25	5.52	5.77	(0.27)	—	(0.05)	(0.32)	—	5.45	$ 18.42	44.88%	$ 24,149	0.91% (8)	0.96%	1.61%	65%
7/1/19 to 6/30/20	16.79	0.25	(2.68)	(2.43)	(0.09)	—	(1.30)	(1.39)	—	(3.82)	12.97	(16.39)	21,354	0.92	1.02	1.62	126
7/1/18 to 6/30/19	24.18	0.38	(2.97)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.79	(7.49)	39,426	0.93	1.01	1.91	47
7/1/17 to 6/30/18	26.69	0.39	1.56	1.95	(0.20)	—	(4.26)	(4.46)	—	(2.51)	24.18	7.27	65,466	0.95	1.00	1.54	24
7/1/16 to 6/30/17	22.74	0.36	4.54	4.90	(0.39)	—	(0.56)	(0.95)	—	3.95	26.69	21.66	72,679	0.95	0.99	1.42	30
Institutional Class
7/1/20 to 6/30/21	$13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	$ 18.66	45.07%	$ 94,847	0.82%	0.89%	1.69%	65%
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
7/1/18 to 6/30/19	24.34	0.41	(3.00)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.95	(7.42)	288,309	0.83	0.91	1.98	47
7/1/17 to 6/30/18	26.82	0.42	1.58	2.00	(0.22)	—	(4.26)	(4.48)	—	(2.48)	24.34	7.43	778,547	0.85	0.90	1.61	24
7/1/16 to 6/30/17	22.84	0.42	4.53	4.95	(0.41)	—	(0.56)	(0.97)	—	3.98	26.82	21.82	1,213,861	0.83	0.89	1.68	30
Class R6
7/1/20 to 6/30/21	$13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	$ 18.49	45.09%	$ 88,986	0.77%	0.84%	1.73%	65%
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126
7/1/18 to 6/30/19	24.25	0.41	(2.99)	(2.58)	(0.70)	—	(4.12)	(4.82)	—	(7.40)	16.85	(7.37)	150,200	0.78	0.86	2.04	47
7/1/17 to 6/30/18	26.75	0.44	1.56	2.00	(0.24)	—	(4.26)	(4.50)	—	(2.50)	24.25	7.44	347,379	0.80	0.85	1.70	24
7/1/16 to 6/30/17	22.79	0.41	4.55	4.96	(0.44)	—	(0.56)	(1.00)	—	3.96	26.75	21.90	464,279	0.79	0.84	1.60	30
Administrative Class
7/1/20 to 6/30/21	$11.02	0.20	4.70	4.90	(0.21)	—	(0.05)	(0.26)	—	4.64	$ 15.66	44.81%	$ 37,759	1.07%	1.32%	1.45%	65%
7/1/19 to 6/30/20	14.48	0.19	(2.27)	(2.08)	(0.08)	—	(1.30)	(1.38)	—	(3.46)	11.02	(16.58)	34,323	1.07	1.17	1.39	126
7/1/18 to 6/30/19	21.65	0.30	(2.73)	(2.43)	(0.62)	—	(4.12)	(4.74)	—	(7.17)	14.48	(7.64)	107,836	1.08	1.16	1.74	47
7/1/17 to 6/30/18	24.30	0.32	1.43	1.75	(0.14)	—	(4.26)	(4.40)	—	(2.65)	21.65	7.14	206,749	1.10	1.15	1.38	24
7/1/16 to 6/30/17	20.78	0.33	4.11	4.44	(0.36)	—	(0.56)	(0.92)	—	3.52	24.30	21.52	365,241	1.09	1.14	1.43	30

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Due to a change in expense waiver, the ratio shown is a blended expense ratio.
(7)	Amount is less than $0.005 per share.
(8)	The share class is currently under its expense limitation.
(9)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Payment from affiliate had no impact on total return.
(13)	An out of period adjustment of $3,694,541, which is included in miscellaneous income, related to income earned in previous years, decreased net investment loss per share and increased net asset value per share by approximately $0.15 for Class A; $0.13 for Class C; $0.20 for Class P; $0.20 for Institutional Class and $0.04 for Administrative Class. The increase in total return and decrease in ratio of net investment loss to average net assets relating to this income for each share class was approximately 0.33% and 0.28% for Class A; 0.35% and 0.29% for Class C; 0.40% and 0.33% for Class P; 0.40% and 0.32% for Institutional Class; 0.09% and 0.08% for Administrative Class, respectively.
(14)	Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $0.65 for Class A; $0.68 for Class C; $0.71 for Class R; $0.75 for Class P; $0.57 for Institutional Class and $0.65 for Administrative Class. The increase in total return per class was approximately 3.24% for Class A; 3.33% for Class C; 3.50% for Class R; 3.72% for Class P; 2.87% for Institutional Class and 3.21% for Administrative Class.
(15)	Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $1.41 for Class A; $1.23 for Class C; $1.13 for Class R; $1.93 for Class P; $1.19 for Institutional Class and $1.63 for Administrative Class. The increase in total return per class was approximately 5.86% for Class A; 6.08% for Class C; 5.37% for Class R; 9.70% for Class P; 4.66% for Institutional Class and 6.58% for Administrative Class.
(16)	The character of a portion of the distribution was redesignated from net investment income to net realized capital gain for the year ended June 30, 2019. The per share amount for Class C differs from other classes, as at the time the distribution was made, Class C had minimal distributable net investment income, therefore no redesignation for Class C was made.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
Effective February 1, 2021, the name of the Trust changed from “Allianz Funds” to “Virtus Investment Trust.”
The AllianzGI Focused Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Mid-Cap Value Fund, and NFJ Small-Cap Value Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares. AllianzGI Emerging Markets Opportunities Fund, and AllianzGI Small-Cap Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. AllianzGI Mid-Cap Growth Fund, AllianzGI Technology Fund, and NFJ Large-Cap Value Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares and Administrative Class shares. The remaining Funds offer Class A shares, Class C shares, Class P shares, and Institutional Class shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the AllianzGI Focused Growth Fund, AllianzGI Income & Growth Fund, AllianzGI Mid-Cap Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, and NFJ Small-Cap Value Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer- sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Starting February 1, 2021, concurrent with the change in adviser to Virtus Investment Advisers, Inc. (the “Adviser”) (as detailed in Note 4A), the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered Funds.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Repurchase Agreements
Certain Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements include provisions for initiation of repurchase transactions, income payments, events of default, and maintenance of collateral.
The Funds enter into transactions, under the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements (i.e., repurchase agreements) to resell such securities at an agreed upon price and date. The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. The collateral that is pledged (i.e. the securities received by the Funds), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until the maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At June 30, 2021, the Funds held no investments in repurchase agreements.
K.	Securities Sold Short
Certain Funds engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Funds will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. This collateral earns interest and the interest is used to pay each lender a fee for borrowed securities, to compensate the broker for its services, and to provide a rebate to the borrower (the Fund) for posting the collateral. The net proceeds from these transactions are shown as miscellaneous income or miscellaneous expense on the Statements of Operations. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked to market daily. Short sales expose the Funds to the risk that they will be required to cover the short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the applicable Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Funds will be subject to additional risks to the extent that they engage in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal year ended June 30, 2021, the AllianzGI Global Small-Cap Fund, AllianzGI Health Sciences, and AllianzGI Technology Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the fiscal year ended June 30, 2021, the AllianzGI Focused Growth Fund, AllianzGI Income & Growth Fund, and AllianzGI Technology Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
The effect of derivatives on the Statements of Assets and Liabilities at June 30, 2021:

Primary Risk				AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Asset Derivatives
Equity contracts	Purchased options at value(1)	$ —	$ 16,000
Total		$ —	$ 16,000
Liability Derivatives
Equity contracts	Written options at value	$(4,303)	$(10,042)
Total		$(4,303)	$(10,042)

The effect of derivatives on the Statements of Operations for the period ended June 30, 2021:
Primary Risk		AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Net Realized Gain (Loss) From
Equity contracts	Purchased options(2)	$ (2,813)	$—	$ —
Equity contracts	Written options	1,762	—	—
Foreign currency contracts	Forward foreign currency transactions	—	— (3)	(7)
Total		$ (1,051)	$— (3)	$ (7)
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts	Written options	$ (539)	$—	$ —
Foreign currency contracts	Forward foreign currency transactions	—	— (3)	—
Total		$ (539)	$— (3)	$ —

Primary Risk		AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Net Realized Gain (Loss) From
Equity contracts	Purchased options(2)	$ —	$ 61,376
Equity contracts	Written options	1,154	28,204
Foreign currency contracts	Forward foreign currency transactions	—	42
Total		$ 1,154	$ 89,622
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts	Purchased options(4)	$ —	$ (25,518)
Equity contracts	Written options	(3,095)	4,214
Total		$ (3,095)	$ (21,304)

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount is less than $500.
(4)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended June 30, 2021.
	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Purchased Options(1)	$639	$ —	$ —
Written Options(1)	654	—	—
Forward Foreign Currency Exchange Purchase Contracts(2)	—	17	173

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Forward Foreign Currency Exchange Sale Contracts(2)	$ —	$24	$ —

	AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Purchased Options(1)	$ —	$17,701
Written Options(1)	1,656	15,602
Forward Foreign Currency Exchange Purchase Contracts(2)	—	1,319
Forward Foreign Currency Exchange Sale Contracts(2)	—	88

(1) Premium amount.
(2) Notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold over the counter (“OTC”), rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2021.

At June 30, 2021, the Fund’s derivative assets and liabilities (by type) are as follows:
	AllianzGI Income & Growth Fund		AllianzGI Technology Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Purchased options	$—	$ —	$ 16,000	$ —
Written options	—	4,303	—	10,042
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 4,303	$ 16,000	$ 10,042
Derivatives not subject to a MNA or similar agreement	—	(4,303)	(16,000)	(10,042)
Total assets and liabilities subject to a MNA	$—	$ —	$ —	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Effective February 1, 2021, the Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. Prior to February 1, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) served as the investment adviser to the Funds.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
AllianzGI Emerging Markets Opportunities Fund	0.85%
AllianzGI Focused Growth Fund	0.45
AllianzGI Global Small-Cap Fund	0.90
AllianzGI Health Sciences Fund	0.80
AllianzGI Income & Growth Fund	0.65
AllianzGI Mid-Cap Growth Fund	0.47
AllianzGI Small-Cap Fund	0.60
AllianzGI Technology Fund	0.90
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
During the period ended June 30, 2021, the AllianzGI Income & Growth Fund invested a portion of its assets in Virtus AllianzGI High Yield Bond Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus AllianzGI High Yield Bond Fund. For the period ended June 30, 2021, the waiver amounted to $18. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser and/or distributor.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
AllianzGI Emerging Markets Opportunities Fund	AllianzGI U.S.
AllianzGI Focused Growth Fund	AllianzGI U.S.
AllianzGI Global Small-Cap Fund	AllianzGI U.S.
AllianzGI Health Sciences Fund	AllianzGI U.S.
AllianzGI Income & Growth Fund	AllianzGI U.S.
AllianzGI Mid-Cap Growth Fund	AllianzGI U.S.
AllianzGI Small-Cap Fund	AllianzGI U.S.
AllianzGI Technology Fund	AllianzGI U.S.
NFJ Dividend Value Fund	NFJ (1)
NFJ International Value Fund	NFJ (1)
NFJ Large-Cap Value Fund	NFJ (1)
NFJ Mid-Cap Value Fund	NFJ (1)
NFJ Small-Cap Value Fund	NFJ (1)
(1)	NFJ Investment Group, LLC (“NFJ”), which is a newly formed indirect, wholly-owned subsidiary of Virtus, the portfolio management team of which was previously employed by AllianzGI U.S.
C.	Expense Limitations
Effective February 1, 2021, the Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
AllianzGI Emerging Markets Opportunities Fund	1.29%	2.04%	1.04%	0.94%	0.89%	N/A
AllianzGI Focused Growth Fund	1.00	1.77 *	0.77 *	0.67	0.62	0.92
AllianzGI Global Small-Cap Fund	1.63 *	2.38 *	1.38 *	1.28	N/A	N/A
AllianzGI Health Sciences Fund	1.47 *	2.22 *	1.22 *	1.12	N/A	N/A
AllianzGI Income & Growth Fund	1.28 *	2.03 *	1.03 *	0.93	N/A	N/A
AllianzGI Mid-Cap Growth Fund	1.14 *	1.89 *	0.89 *	0.79 *	N/A	1.04 *
AllianzGI Small-Cap Fund	1.17	1.92	0.92	0.82	0.77	N/A
AllianzGI Technology Fund	1.57 *	2.32 *	1.32 *	1.22 *	N/A	1.47 *
NFJ Dividend Value Fund	1.05	1.80	0.80	0.70	0.65	0.95
NFJ International Value Fund	1.30 *	2.05 *	1.05 *	0.95	0.90	1.20
NFJ Large-Cap Value Fund	1.12 *	1.87 *	0.87 *	0.77 *	N/A	1.02
NFJ Mid-Cap Value Fund	1.00	1.75	0.75	0.65	0.60	0.90
NFJ Small-Cap Value Fund	1.17 *	1.92 *	0.92 *	0.82	0.77	1.07
*	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Prior to February 1, 2021, the Investment Advisory Fee and Administration Fee for all classes were charged at annual rates which were calculated daily and paid monthly based on each Fund’s average daily net assets as indicated in the following table:
	Investment Advisory Fee	Administration Fee
Fund	All Class	Class A and Class C	Class P	Institutional Class	Class R6	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.85% (2)	0.50% (3)	0.50% (3)	0.40% (3)	0.35% (3)	N/A%
AllianzGI Focused Growth Fund(4)	0.45 (5)	0.40 (6)	0.40	0.30	0.25	0.30
AllianzGI Global Small-Cap Fund(7)	0.90	0.45	0.45	0.35	0.30	N/A
AllianzGI Health Sciences Fund(4)	0.80	0.40	0.40	0.30	N/A	N/A
AllianzGI Income & Growth Fund(4)	0.65 (8)	0.40	0.40	0.30	N/A	N/A
AllianzGI Mid-Cap Growth Fund(4)	0.47	0.40	0.40	0.30	N/A	0.30
AllianzGI Small-Cap Fund(4)	0.60	0.40 (9)	0.40 (9)	0.30 (9)	0.25 (9)	N/A
AllianzGI Technology Fund(4)	0.90 (10)	0.40	0.40	0.30	N/A	0.30
NFJ Dividend Value Fund(4)	0.45 (11)	0.40	0.40	0.30	0.25	0.30
NFJ International Value Fund(1)	0.60 (12)	0.50 (13)	0.50 (13)	0.40 (13)	0.35 (13)	0.40 (13)
NFJ Large-Cap Value Fund(4)	0.45	0.40	0.40	0.30	N/A	0.30
NFJ Mid-Cap Value Fund(4)	0.55	0.40 (14)	0.40 (14)	0.30 (14)	0.25 (14)	0.30 (14)
NFJ Small-Cap Value Fund(4)	0.60 (15)	0.40	0.40	0.30	0.25	0.30
(1) The total Administration Fee rate for each class of shares was reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applied, the dollar amount of the fee reduction with respect to each share class was calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduced the 0.85% contractual fee rate by 0.20% to 0.65%. An identical waiver arrangement had been in effect since before the beginning of the Fund’s most recent fiscal year.
(3) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.15%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(4) The total Administration Fee rate for each class of shares was reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applied, the dollar amount of the fee reduction with respect to each share class was calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(5) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduced the 0.45% contractual fee rate by 0.10% to 0.35%. An identical waiver arrangement had been in effect since before the beginning of the Fund’s most recent fiscal year.
(6) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduced the contractual fee rate by 0.02%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(7) The total Administration Fee rate for each class of shares was reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent that any such reduction in the fee rate applied, the dollar amount of the fee reduction with respect to each share class was calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
(8) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement had been in effect since before the beginning of the Fund’s most recent fiscal year.
(9) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.10%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(10) AllianzGI U.S. had contractually agreed to observe, through August 31, 2020, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement had been in effect since before the beginning of the Fund’s most recent fiscal year.
(11) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Investment Advisory fee, which reduced the 0.45% contractual fee rate by 0.075% to 0.375%, and by an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(12) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement had been in effect since before the beginning of the Fund’s most recent fiscal year.
(13) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.025%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(14) AllianzGI U.S. had contractually agreed to observe through January 31, 2021, an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.22%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.
(15) AllianzGI U.S. had contractually agreed to observe, through January 31, 2021, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.60% contractual fee rate by 0.10% to 0.50%, and then by an additional 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
Fund	2024
AllianzGI Emerging Markets Opportunities Fund
Class A	$ 32
Class C	1
Class P	7
Institutional Class	235
Class R6	31
AllianzGI Global Small-Cap Fund
Class A	— (1)
Class C	— (1)
Institutional Class	11
AllianzGI Health Sciences Fund
Class A	— (1)
Class C	— (1)
Institutional Class	3
AllianzGI Income & Growth Fund
Institutional Class	— (1)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Expiration
Fund	2024
AllianzGI Small-Cap Fund
Class A	$ 7
Class C	1
Class P	11
Institutional Class	28
Class R6	4
NFJ Dividend Value Fund
Institutional Class	9
Class R6	1
Administrative Class	— (1)
NFJ International Value Fund
Institutional Class	5
Class R6	— (1)
Administrative Class	— (1)
NFJ Large-Cap Value Fund
Administrative Class	— (1)
NFJ Mid-Cap Value Fund
Class A	186
Class C	10
Class P	68
Institutional Class	298
Class R6	51
Administrative Class	26
NFJ Small-Cap Value Fund
Institutional Class	16
Class R6	13
Administrative Class	73
(1)	Amount is less than $500.
E.	Distributor
Effective February 1, 2021, VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the 5 months ended June 30, 2021, it retained net commissions of $718 for Class A shares and CDSC of $1 and $31 for Class A shares and Class C shares, respectively. Prior to February 1, 2021, Allianz Global Investors Distributors LLC, the former Distributor, served as the principal underwriter of each class of the Trust’s shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares. Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Prior to February 1, 2021, each Fund paid Allianz Global Investors Distributors LLC 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the same annual rates disclosed above.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Effective February 1, 2021, Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. Prior to February 1, 2021, in its capacity as investment adviser to the Funds during the period, in addition to its investment advisory services, AllianzGI U.S. provided administrative services to the Funds. Prior to February 1, 2021, State Street Bank served as transfer agent to the Funds.
For the fiscal year (“period”) ended June 30, 2021, the Funds incurred administration fees totaling $34,825 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2021, the Funds incurred transfer agent fees totaling $2,544 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payments from Affiliates
During the period ended June 30, 2021, AllianzGI U.S. (which was the investment adviser to the Fund prior February 1, 2021) reimbursed AllianzGI Mid-Cap Growth Fund $33 for realized losses.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period. A summary of the AllianzGI Income & Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying fund and affiliated issuers during the period ended June 30, 2021, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
AllianzGI Income & Growth Fund
Common Stocks—0.0%
CCF Holdings LLC(1),(2)	$ —	$ —	$—	$—	$1,285	$ 1,285	1,759,917	$ —	$—
CCF Holdings LLC, Class B	— (3)	—	—	—	(—) (3)	—	—	—	—
CENVEO Corp.(1)	577	—	—	—	(468)	109	19,074	—	—
LiveStyle, Inc (1),(2)	— (3)	—	—	—	—	— (3)	202,319	—	—
	$ 577	$ —	$—	$—	$ 817	$ 1,394		$ —	$—
Preferred Stock—0.2%
LiveStyle, Inc. Series B (1),(2)	15,041	—	—	—	2,094	17,135	171,344	—	—
Sfx Entertainment, Inc. Series B(4)	— (3)	—	—	—	(—) (3)	—	$ 8,000	—	—
	$15,041	$ —	$—	$—	$2,094	$17,135		$ —	$—
Affiliated Mutual Fund—0.2%
Virtus AllianzGI High Yield Bond Fund(5),(6)	$ 9,447	$ 568	$—	$—	$ 899	$10,914	1,275,044	$568	$—
Leveraged Loans—0.2%
Music Technology Holdings LLC(1)	—	11,673	—	—	—	11,673	11,672,987	—	—
Total	$25,065	$12,241	$—	$—	$3,810	$41,116		$568	$—

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.
(4)	Issuer is not an affiliated investment of the Fund at June 30, 2021.
(5)	Includes reinvested dividends from income and capital gain distributions.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2021.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by the such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term securities) during the period ended June 30, 2021, were as follows:
	Purchases	Sales
AllianzGI Emerging Markets Opportunities Fund	$ 204,417	$ 282,422
AllianzGI Focused Growth Fund	636,856	769,546
AllianzGI Global Small-Cap Fund	91,343	104,583
AllianzGI Health Sciences Fund	175,220	185,102
AllianzGI Income & Growth Fund	5,385,626	4,815,716
AllianzGI Mid-Cap Growth Fund	360,885	404,997
AllianzGI Small-Cap Fund	120,134	124,531
AllianzGI Technology Fund	3,197,789	3,358,327
NFJ Dividend Value Fund	565,157	753,102
NFJ International Value Fund	163,203	181,642
NFJ Large-Cap Value Fund	215,401	240,774
NFJ Mid-Cap Value Fund	1,299,869	1,499,829
NFJ Small-Cap Value Fund	356,080	509,110
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2021.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AllianzGI Emerging Markets Opportunities Fund				AllianzGI Focused Growth Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	141	$ 4,828	144	$ 3,704	992	$ 70,415	818	$ 42,300
Reinvestment of distributions	9	312	31	867	821	56,994	1,281	65,462
Shares repurchased	(510)	(16,950)	(707)	(18,162)	(1,532)	(107,824)	(2,345)	(122,051)
Net Increase / (Decrease)	(360)	$ (11,810)	(532)	$ (13,591)	281	$ 19,585	(246)	$ (14,289)
Class C
Shares sold	5	$ 188	5	$ 128	131	$ 5,206	157	$ 4,983
Reinvestment of distributions	— (1)	1	1	31	185	7,088	263	7,985
Shares repurchased	(38)	(1,295)	(64)	(1,629)	(528)	(20,941)	(509)	(16,493)
Net Increase / (Decrease)	(33)	$ (1,106)	(58)	$ (1,470)	(212)	$ (8,647)	(89)	$ (3,525)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	AllianzGI Emerging Markets Opportunities Fund				AllianzGI Focused Growth Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R*
Shares sold	—	$ —	—	$ —	92	$ 4,398	83	$ 3,051
Reinvestment of distributions	—	—	—	—	56	2,575	89	3,165
Shares repurchased	—	—	—	—	(654)	(31,739)	(243)	(9,212)
Net Increase / (Decrease)	—	$ —	—	$ —	(506)	$ (24,766)	(71)	$ (2,996)
Class P
Shares sold	84	$ 2,891	107	$ 2,613	302	$ 14,932	481	$ 18,475
Reinvestment of distributions	7	213	14	376	199	9,540	302	11,033
Shares repurchased	(381)	(13,423)	(387)	(9,561)	(604)	(29,940)	(1,040)	(39,333)
Net Increase / (Decrease)	(290)	$ (10,319)	(266)	$ (6,572)	(103)	$ (5,468)	(257)	$ (9,825)
Institutional Class
Shares sold	1,662	$ 58,167	2,067	$ 53,664	580	$ 37,222	822	$ 38,685
Reinvestment of distributions	73	2,426	219	6,183	225	14,072	364	16,858
Shares repurchased	(3,449)	(113,484)	(5,498)	(138,851)	(1,005)	(63,534)	(1,383)	(65,691)
Net Increase / (Decrease)	(1,714)	$ (52,891)	(3,212)	$ (79,004)	(200)	$ (12,240)	(197)	$ (10,148)
Class R6
Shares sold	290	$ 10,104	187	$ 4,773	590	$ 38,207	640	$ 30,508
Reinvestment of distributions	11	371	21	583	250	15,711	403	18,689
Shares repurchased	(239)	(7,844)	(325)	(8,204)	(647)	(40,929)	(1,225)	(59,455)
Net Increase / (Decrease)	62	$ 2,631	(117)	$ (2,848)	193	$ 12,989	(182)	$ (10,258)
Administrative Class
Shares sold	—	$ —	—	$ —	12	$ 728	21	$ 940
Reinvestment of distributions	—	—	—	—	10	563	16	696
Shares repurchased	—	—	—	—	(13)	(738)	(57)	(2,529)
Net Increase / (Decrease)	—	$ —	—	$ —	9	$ 553	(20)	$ (893)

	AllianzGI Global Small-Cap Fund				AllianzGI Health Sciences Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	70	$ 3,342	33	$ 1,240	125	$ 4,406	133	$ 4,363
Reinvestment of distributions	41	1,912	78	2,958	588	19,561	291	9,737
Shares repurchased	(145)	(6,464)	(292)	(10,599)	(597)	(21,195)	(648)	(20,945)
Net Increase / (Decrease)	(34)	$ (1,210)	(181)	$ (6,401)	116	$ 2,772	(224)	$ (6,845)
Class C
Shares sold	5	$ 181	5	$ 158	12	$ 318	28	$ 681
Reinvestment of distributions	5	206	15	464	29	673	13	324
Shares repurchased	(70)	(2,511)	(102)	(3,079)	(66)	(1,688)	(42)	(1,032)
Net Increase / (Decrease)	(60)	$ (2,124)	(82)	$ (2,457)	(25)	$ (697)	(1)	$ (27)
Class P
Shares sold	7	$ 346	15	$ 597	23	$ 843	—	$ —
Reinvestment of distributions	3	158	10	407	1	18	—	—
Shares repurchased	(62)	(3,246)	(185)	(6,977)	(1)	(24)	—	—
Net Increase / (Decrease)	(52)	$ (2,742)	(160)	$ (5,973)	23	$ 837	—	$ —

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	AllianzGI Global Small-Cap Fund				AllianzGI Health Sciences Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	146	$ 8,093	66	$ 2,607	275	$ 9,933	259	$ 8,723
Reinvestment of distributions	26	1,361	76	3,167	54	1,822	9	296
Shares repurchased	(234)	(11,605)	(964)	(39,780)	(107)	(3,754)	(77)	(2,555)
Net Increase / (Decrease)	(62)	$ (2,151)	(822)	$ (34,006)	222	$ 8,001	191	$ 6,464

	AllianzGI Income & Growth Fund				AllianzGI Mid-Cap Growth Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	52,581	$ 651,658	42,470	$ 458,307	3,609	$ 19,402	5,531	$ 21,292
Reinvestment of distributions	10,600	131,473	10,717	114,276	5,664	30,077	2,610	9,920
Shares repurchased	(31,720)	(394,769)	(35,958)	(381,658)	(7,121)	(37,859)	(10,968)	(40,835)
Net Increase / (Decrease)	31,461	$ 388,362	17,229	$ 190,925	2,152	$ 11,620	(2,827)	$ (9,623)
Class C
Shares sold	29,084	$ 327,256	26,828	$ 265,433	313	$ 1,269	245	$ 723
Reinvestment of distributions	7,898	88,409	8,926	86,795	537	2,144	285	847
Shares repurchased	(36,973)	(411,193)	(35,349)	(342,277)	(2,037)	(8,087)	(3,037)	(9,117)
Net Increase / (Decrease)	9	$ 4,472	405	$ 9,951	(1,187)	$ (4,674)	(2,507)	$ (7,547)
Class R*
Shares sold	78	$ 981	163	$ 1,786	208	$ 1,084	214	$ 807
Reinvestment of distributions	26	323	40	430	48	248	16	59
Shares repurchased	(658)	(8,159)	(92)	(1,000)	(662)	(3,496)	(201)	(754)
Net Increase / (Decrease)	(554)	$ (6,855)	111	$ 1,216	(406)	$ (2,164)	29	$ 112
Class P
Shares sold	44,220	$ 565,375	38,656	$ 427,259	2,026	$ 12,909	639	$ 2,829
Reinvestment of distributions	6,493	82,954	6,486	71,039	270	1,708	105	466
Shares repurchased	(29,265)	(375,726)	(32,610)	(351,278)	(706)	(4,569)	(702)	(3,058)
Net Increase / (Decrease)	21,448	$ 272,603	12,532	$ 147,020	1,590	$ 10,048	42	$ 237
Institutional Class
Shares sold	39,501	$ 514,900	29,285	$ 326,288	2,373	$ 15,261	6,763	$ 29,602
Reinvestment of distributions	5,516	71,390	5,335	59,078	735	4,701	483	2,171
Shares repurchased	(20,425)	(262,878)	(25,733)	(280,052)	(4,992)	(29,938)	(4,773)	(21,421)
Net Increase / (Decrease)	24,592	$ 323,412	8,887	$ 105,314	(1,884)	$ (9,976)	2,473	$ 10,352
Administrative Class
Shares sold	—	$ —	—	$ —	78	$ 449	84	$ 332
Reinvestment of distributions	—	—	—	—	39	218	17	71
Shares repurchased	—	—	—	—	(47)	(263)	(103)	(416)
Net Increase / (Decrease)	—	$ —	—	$ —	70	$ 404	(2)	$ (13)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	AllianzGI Small-Cap Fund				AllianzGI Technology Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	317	$ 7,125	463	$ 8,626	980	$ 76,399	1,420	$ 83,096
Reinvestment of distributions	3	72	1	33	1,729	131,427	1,717	93,597
Shares repurchased	(441)	(9,853)	(555)	(9,773)	(2,521)	(201,536)	(2,773)	(161,363)
Net Increase / (Decrease)	(121)	$ (2,656)	(91)	$ (1,114)	188	$ 6,290	364	$ 15,330
Class C
Shares sold	14	$ 319	49	$ 891	154	$ 7,156	245	$ 9,558
Reinvestment of distributions	—	—	—	—	385	16,516	272	9,548
Shares repurchased	(79)	(1,868)	(216)	(3,999)	(521)	(23,576)	(443)	(17,851)
Net Increase / (Decrease)	(65)	$ (1,549)	(167)	$ (3,108)	18	$ 96	74	$ 1,255
Class P
Shares sold	612	$ 14,632	817	$ 15,074	431	$ 40,162	495	$ 33,680
Reinvestment of distributions	3	71	3	53	291	26,567	294	18,626
Shares repurchased	(516)	(11,756)	(365)	(6,611)	(688)	(63,835)	(982)	(67,131)
Net Increase / (Decrease)	99	$ 2,947	455	$ 8,516	34	$ 2,894	(193)	$ (14,825)
Institutional Class
Shares sold	560	$ 13,851	1,312	$ 24,014	3,356	$ 319,101	3,626	$ 250,396
Reinvestment of distributions	5	131	3	52	2,055	193,751	1,739	113,197
Shares repurchased	(504)	(12,277)	(542)	(9,410)	(3,953)	(376,900)	(3,935)	(271,073)
Net Increase / (Decrease)	61	$ 1,705	773	$ 14,656	1,458	$ 135,952	1,430	$ 92,520
Class R6
Shares sold	149	$ 3,489	525	$ 9,860	—	$ —	—	$ —
Reinvestment of distributions	1	29	4	96	—	—	—	—
Shares repurchased	(352)	(7,439)	(915)	(18,895)	—	—	—	—
Net Increase / (Decrease)	(202)	$ (3,921)	(386)	$ (8,939)	—	$ —	—	$ —
Administrative Class
Shares sold	—	$ —	—	$ —	882	$ 80,084	99	$ 6,207
Reinvestment of distributions	—	—	—	—	157	13,247	28	1,648
Shares repurchased	—	—	—	—	(237)	(20,498)	(140)	(8,584)
Net Increase / (Decrease)	—	$ —	—	$ —	802	$ 72,833	(13)	$ (729)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	7,711	$ 92,329	4,193	$ 47,389	719	$ 15,274	571	$ 9,918
Reinvestment of distributions	389	4,454	4,393	49,684	54	1,064	76	1,328
Shares repurchased	(9,011)	(100,397)	(11,917)	(131,787)	(855)	(17,467)	(1,260)	(21,949)
Net Increase / (Decrease)	(911)	$ (3,614)	(3,331)	$ (34,714)	(82)	$ (1,129)	(613)	$ (10,703)
Class C
Shares sold	68	$ 772	258	$ 2,841	16	$ 339	21	$ 374
Reinvestment of distributions	9	104	491	5,713	4	70	7	131
Shares repurchased	(2,560)	(28,654)	(2,930)	(33,954)	(313)	(6,237)	(344)	(5,896)
Net Increase / (Decrease)	(2,483)	$ (27,778)	(2,181)	$ (25,400)	(293)	$ (5,828)	(316)	$ (5,391)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R*
Shares sold	398	$ 4,469	682	$ 6,533	38	$ 782	53	$ 887
Reinvestment of distributions	41	456	777	8,812	3	62	6	100
Shares repurchased	(5,836)	(71,103)	(2,143)	(23,044)	(301)	(6,574)	(129)	(2,284)
Net Increase / (Decrease)	(5,397)	$ (66,178)	(684)	$ (7,699)	(260)	$ (5,730)	(70)	$ (1,297)
Class P
Shares sold	1,477	$ 16,700	3,193	$ 34,513	84	$ 1,742	53	$ 936
Reinvestment of distributions	228	2,613	2,855	32,589	17	343	29	508
Shares repurchased	(7,972)	(88,545)	(14,398)	(157,888)	(295)	(6,003)	(811)	(13,882)
Net Increase / (Decrease)	(6,267)	$ (69,232)	(8,350)	$ (90,786)	(194)	$ (3,918)	(729)	$ (12,438)
Institutional Class
Shares sold	1,227	$ 14,268	2,584	$ 29,429	622	$ 13,323	281	$ 4,831
Reinvestment of distributions	162	1,856	2,379	27,201	43	867	60	1,050
Shares repurchased	(3,892)	(43,637)	(14,480)	(160,415)	(764)	(15,604)	(659)	(11,112)
Net Increase / (Decrease)	(2,503)	$ (27,513)	(9,517)	$ (103,785)	(99)	$ (1,414)	(318)	$ (5,231)
Class R6
Shares sold	1,692	$ 18,962	1,537	$ 17,157	79	$ 1,747	23	$ 376
Reinvestment of distributions	111	1,275	827	9,341	2	34	2	33
Shares repurchased	(1,577)	(17,917)	(1,560)	(17,417)	(34)	(708)	(22)	(385)
Net Increase / (Decrease)	226	$ 2,320	804	$ 9,081	47	$ 1,073	3	$ 24
Administrative Class
Shares sold	898	$ 10,884	258	$ 2,793	525	$ 9,870	15	$ 262
Reinvestment of distributions	33	386	352	4,094	5	92	2	27
Shares repurchased	(984)	(11,241)	(1,809)	(21,863)	(545)	(11,653)	(26)	(475)
Net Increase / (Decrease)	(53)	$ 29	(1,199)	$ (14,976)	(15)	$ (1,691)	(9)	$ (186)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	290	$ 8,262	283	$ 7,207	1,296	$ 41,290	1,919	$ 55,371
Reinvestment of distributions	39	1,133	202	5,281	157	4,787	1,367	41,673
Shares repurchased	(893)	(25,272)	(972)	(25,134)	(3,144)	(95,718)	(4,285)	(119,915)
Net Increase / (Decrease)	(564)	$ (15,877)	(487)	$ (12,646)	(1,691)	$ (49,641)	(999)	$ (22,871)
Class C
Shares sold	7	$ 207	36	$ 912	116	$ 2,795	344	$ 8,057
Reinvestment of distributions	—	4	8	216	5	131	160	3,955
Shares repurchased	(203)	(5,742)	(171)	(4,517)	(545)	(13,448)	(622)	(14,024)
Net Increase / (Decrease)	(196)	$ (5,531)	(127)	$ (3,389)	(424)	$ (10,522)	(118)	$ (2,012)
Class R*
Shares sold	6	$ 154	15	$ 369	139	$ 3,561	241	$ 5,949
Reinvestment of distributions	— (1)	5	2	58	7	187	74	1,903
Shares repurchased	(54)	(1,726)	(46)	(1,101)	(897)	(25,656)	(331)	(8,019)
Net Increase / (Decrease)	(48)	$ (1,567)	(29)	$ (674)	(751)	$ (21,908)	(16)	$ (167)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020		Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	118	$ 3,342	57	$ 1,523	3,132	$ 74,161	5,431	$ 119,319
Reinvestment of distributions	6	165	23	614	156	3,735	750	18,019
Shares repurchased	(136)	(3,898)	(162)	(4,076)	(5,143)	(124,407)	(3,741)	(79,410)
Net Increase / (Decrease)	(12)	$ (391)	(82)	$ (1,939)	(1,855)	$ (46,511)	2,440	$ 57,928
Institutional Class
Shares sold	1,936	$ 53,277	2,389	$ 58,420	3,867	$ 124,780	5,185	$ 153,606
Reinvestment of distributions	48	1,395	143	3,723	166	5,470	946	31,014
Shares repurchased	(1,843)	(57,032)	(3,708)	(97,289)	(5,912)	(193,698)	(4,616)	(135,325)
Net Increase / (Decrease)	141	$ (2,360)	(1,176)	$ (35,146)	(1,879)	$ (63,448)	1,515	$ 49,295
Class R6
Shares sold	—	$ —	—	$ —	1,535	$ 50,969	2,162	$ 70,724
Reinvestment of distributions	—	—	—	—	38	1,245	166	5,445
Shares repurchased	—	—	—	—	(1,718)	(58,443)	(486)	(14,558)
Net Increase / (Decrease)	—	$ —	—	$ —	(145)	$ (6,229)	1,842	$ 61,611
Administrative Class
Shares sold	8	$ 211	5	$ 140	811	$ 25,174	688	$ 19,966
Reinvestment of distributions	— (1)	5	2	44	13	402	85	2,665
Shares repurchased	(40)	(1,043)	(10)	(259)	(744)	(23,198)	(380)	(11,152)
Net Increase / (Decrease)	(32)	$ (827)	(3)	$ (75)	80	$ 2,378	393	$ 11,479

	NFJ Small-Cap Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,240	$ 32,510	1,914	$ 23,590
Reinvestment of distributions	428	5,780	2,206	31,782
Shares repurchased	(6,123)	(82,428)	(10,181)	(137,187)
Net Increase / (Decrease)	(3,455)	$ (44,138)	(6,061)	$ (81,815)
Class C
Shares sold	10	$ 118	20	$ 201
Reinvestment of distributions	2	25	17	215
Shares repurchased	(62)	(757)	(177)	(2,242)
Net Increase / (Decrease)	(50)	$ (614)	(140)	$ (1,826)
Class R*
Shares sold	121	$ 1,802	157	$ 2,211
Reinvestment of distributions	14	212	99	1,576
Shares repurchased	(1,305)	(21,779)	(483)	(6,916)
Net Increase / (Decrease)	(1,170)	$ (19,765)	(227)	$ (3,129)
Class P
Shares sold	243	$ 3,683	414	$ 6,567
Reinvestment of distributions	25	389	107	1,809
Shares repurchased	(604)	(9,700)	(1,222)	(18,439)
Net Increase / (Decrease)	(336)	$ (5,628)	(701)	$ (10,063)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
	NFJ Small-Cap Value Fund
	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	710	$ 11,615	1,192	$ 17,524
Reinvestment of distributions	113	1,805	611	10,424
Shares repurchased	(3,349)	(53,593)	(11,199)	(185,648)
Net Increase / (Decrease)	(2,526)	$ (40,173)	(9,396)	$ (157,700)
Class R6
Shares sold	1,159	$ 18,776	1,353	$ 20,719
Reinvestment of distributions	99	1,576	568	9,599
Shares repurchased	(3,275)	(48,225)	(4,003)	(62,475)
Net Increase / (Decrease)	(2,017)	$ (27,873)	(2,082)	$ (32,157)
Administrative Class
Shares sold	376	$ 5,178	606	$ 8,422
Reinvestment of distributions	55	739	646	9,272
Shares repurchased	(1,133)	(15,592)	(5,586)	(78,002)
Net Increase / (Decrease)	(702)	$ (9,675)	(4,334)	$ (60,308)
*	On May 21, 2021, all Class R shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class R shares in the tables above.
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AllianzGI Emerging Markets Opportunities Fund	58%	2
AllianzGI Focused Growth Fund	11	1
AllianzGI Global Small-Cap Fund	34	2
AllianzGI Health Sciences Fund	42	2
AllianzGI Mid-Cap Growth Fund	12	1
AllianzGI Technology Fund	28	2
NFJ International Value Fund	12	1
NFJ Large-Cap Value Fund	20	1
NFJ Small-Cap Value Fund	17	1
*	The shareholders are not affiliated with Virtus.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
AllianzGI Health Sciences Fund	Pharmaceuticals	35%
NFJ Small-Cap Value Fund	Financials	32
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2021, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility and Interfund Lending
($ reported in thousands)
On June 11, 2021, the Trust terminated a committed line of credit agreement (the “State Street Agreement”) with State Street Bank and Trust Company. The State Street Agreement permitted the Trust, as borrowers (collectively, the “Borrowers” and each series thereof, a “Borrower Fund”), to borrow up to $200,000 in aggregate, subject to (i) a requirement that each Borrower Fund’s asset coverage with respect to senior securities representing indebtedness be 300% or higher, and (ii) certain other limitations and conditions. For the period from October 24, 2019 through October 1, 2020, pursuant to the terms of the State Street Agreement then in effect, each Borrower Fund paid interest on any amounts borrowed under the facility at a rate per annum equal to 1.25% plus the higher of the then-current federal funds overnight rate or the one-month LIBOR rate, subject to upward adjustment for outstanding past due payments. The State Street Agreement was extended by an additional 364-day period by an amendment effective October 2, 2020 with an expiration date of October 1, 2021 (the “Amendment”). The Amendment included a change to the investment adviser from AllianzGI U.S. to Virtus Investment Advisers, Inc. to become effective upon the effective date on which the transactions resulting in the investment adviser change shall become effective, which was later determined to be February 1, 2021. In addition, effective October 2, 2020, each Borrower Fund must pay interest on any amounts borrowed under the facility at a rate per annum equal to the sum of (a) 0.10% plus (b) the “applicable margin” of 1.25% plus (c) the higher of the then-current federal funds overnight rate or an overnight bank lending rate. Amounts borrowed may be repaid and reborrowed on a revolving basis during the term of the facility. The Funds did not utilize the line of credit during the period July 1, 2020 through June 11, 2021. As discussed in Note 8 above, the Funds may face certain risks and uncertainties insofar as they were exposed to LIBOR.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds are authorized to enter into a master interfund lending agreement (the “Interfund Program”) with each other and certain funds advised by the Adviser (and prior to February 1, 2021, by AllianzGI U.S.) (each a “Participating Fund”). The Interfund Program allows each Participating Fund, whose policies permit it to do so, to lend money directly to and borrow money directly from other Funds for temporary purposes. During the period ended June 30, 2021, the Funds did not participate as a borrower or lender in the Interfund Program.
On June 14, 2021, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period June 14, 2021 through June 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no outstanding borrowings at any time during the period ended June 30, 2021.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities Fund	$ 199,998	$ 84,613	$ (4,954)	$ 79,659
AllianzGI Focused Growth Fund	707,041	725,609	(3,719)	721,890
AllianzGI Global Small-Cap Fund	77,261	23,982	(2,427)	21,555
AllianzGI Health Sciences Fund	162,968	34,273	(2,103)	32,170
AllianzGI Income & Growth Fund	6,571,798	660,679	(252,775)	407,904
AllianzGI Income & Growth Fund (Written Options)	(1,229)	132	(3,206)	(3,074)
AllianzGI Mid-Cap Growth Fund	334,478	159,935	(7,260)	152,675
AllianzGI Small-Cap Fund	123,636	46,566	(3,155)	43,411
AllianzGI Technology Fund (Including Purchased Options)	1,760,679	832,151	(41,464)	790,687
AllianzGI Technology Fund (Written Options)	(15,061)	5,035	(16)	5,019
NFJ Dividend Value Fund	689,328	219,268	(13,723)	205,545
NFJ International Value Fund	129,061	29,496	(3,165)	26,331
NFJ Large-Cap Value Fund	262,001	79,019	(3,213)	75,806
NFJ Mid-Cap Value Fund	1,190,065	307,185	(26,984)	280,201
NFJ Small-Cap Value Fund	461,154	137,135	(23,603)	113,532
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Funds’ capital loss carryovers are as follows:
Fund	Short-Term	Long-Term
AllianzGI Emerging Markets Opportunities Fund	$ 8,616	$ —
NFJ International Value Fund	249,610	189,222
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Deferred
AllianzGI Emerging Markets Opportunities Fund	$ 1,388	$ —	$ 8,616
AllianzGI Focused Growth Fund	25,358	164,520	—
AllianzGI Global Small-Cap Fund	12,623	9,030	—
AllianzGI Health Sciences Fund	11,848	12,790	—
AllianzGI Income & Growth Fund	191,890	—	—
AllianzGI Mid-Cap Growth Fund	27,224	78,485	—
AllianzGI Small-Cap Fund	5,715	14,026	—
AllianzGI Technology Fund	262,608	261,619	—
NFJ Dividend Value Fund	453	4,233	—
NFJ International Value Fund	768	—	438,832
NFJ Large-Cap Value Fund	4,361	4,560	—
NFJ Mid-Cap Value Fund	52,719	61,380	—
NFJ Small-Cap Value Fund	10,683	11,041	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
The tax character of dividends and distributions paid during the fiscal periods ended June 30, 2021 and 2020 was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
AllianzGI Emerging Markets Opportunities Fund
6/30/21	$ 3,612	$ —	$ —	$ 3,612
6/30/20	8,461	—	—	8,461
AllianzGI Focused Growth Fund
6/30/21	36,776	80,271	—	117,047
6/30/20	—	137,604	—	137,604
AllianzGI Global Small-Cap Fund
6/30/21	—	3,848	—	3,848
6/30/20	—	7,489	—	7,489
AllianzGI Health Sciences Fund
6/30/21	9,251	13,602	—	22,853
6/30/20	2,843	7,882	—	10,725
AllianzGI Income & Growth Fund
6/30/21	399,215	12,689	—	411,904
6/30/20	361,010	5,995	—	367,005
AllianzGI Mid-Cap Growth Fund
6/30/21	1,165	42,087	—	43,252
6/30/20	—	14,996	—	14,996
AllianzGI Small-Cap Fund
6/30/21	310	—	—	310
6/30/20	239	—	—	239
AllianzGI Technology Fund
6/30/21	52,984	344,589	—	397,573
6/30/20	—	247,545	—	247,545
NFJ Dividend Value Fund
6/30/21	12,393	33	—	12,426
6/30/20	20,331	136,151	—	156,482
NFJ International Value Fund
6/30/21	2,757	—	—	2,757
6/30/20	3,479	—	—	3,479
NFJ Large-Cap Value Fund
6/30/21	2,847	—	—	2,847
6/30/20	4,835	5,673	89	10,597
NFJ Mid-Cap Value Fund
6/30/21	15,493	2,348	—	17,841
6/30/20	38,776	78,224	—	117,000
NFJ Small-Cap Value Fund
6/30/21	9,595	1,893	—	11,488
6/30/20	3,907	66,054	—	69,961
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Investment Trust and Shareholders of Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund, Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund, Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund, Virtus AllianzGI Small-Cap Fund, Virtus AllianzGI Technology Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, and
Virtus NFJ Small-Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund, Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund, Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund, Virtus AllianzGI Small-Cap Fund, Virtus AllianzGI Technology Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, and Virtus NFJ Small-Cap Value Fund (constituting Virtus Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year ended June 30, 2021, the statements of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodians, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 25, 2021
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS INVESTMENT TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2021
The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2022, the Funds will notify applicable shareholders of amounts for use in preparing 2021 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended June 30 2021, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
AllianzGI Emerging Markets Opportunities Fund	100.00%	2.27%	$ —
AllianzGI Focused Growth Fund	9.74	8.86	244,791
AllianzGI Global Small-Cap Fund	7.11	2.04	12,878
AllianzGI Health Sciences Fund	15.59	8.99	26,392
AllianzGI Income & Growth Fund	6.05	5.71	12,689
AllianzGI Mid-Cap Growth Fund	4.06	3.90	120,572
AllianzGI Small-Cap Fund	20.76	20.58	14,026
AllianzGI Technology Fund	2.72	1.15	606,208
NFJ Dividend Value Fund	100.00	100.00	4,267
NFJ International Value Fund	100.00	8.13	—
NFJ Large-Cap Value Fund	77.67	76.87	4,560
NFJ Mid-Cap Value Fund	36.30	35.72	63,728
NFJ Small-Cap Value Fund	64.51	63.10	12,933
For the fiscal year ended June 30, 2021, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
AllianzGI Emerging Markets Opportunities Fund	$ 7,190	$ 832
NFJ International Value Fund	3,990	388

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Investment Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2021 96 Portfolios	Retired.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2019 100 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm)(since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2014 100 Portfolios	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Managed Accounts Trust (5 portfolios); and Trustee (since 2011), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2006 100 Portfolios	Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board;, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus AllianzGI Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (12 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2021 93 Portfolios	Professor and Dean Emeritus (2015 to 2017), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2021 93 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McDaniel, Connie D. YOB: 1958 Served Since: 2021 93 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 2021 103 Portfolios	Retired.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2021 96 Portfolios	Retired.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2021 93 Portfolios	Managing Director (since 2020), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2021 100 Portfolios	Retired. Various roles (1982 to 2008), J. & W. Seligman & Co. Incorporated, including President (1994 to 2008).	Advisory Board Member (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020), Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2008) and President (1994 to 2008), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2021 105 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); and Chairman and Trustee (since 2015), Virtus ETF Trust II (4 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Advisory Board Member
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Moyer, William R. YOB: 1944 Served Since: 2020 93 Portfolios	Private investor (since 2004); and Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (2020 to 2021) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (2 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2021).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Senior Vice President (since 2021), AllianzGI Closed-End Funds; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President, Chief Financial Officer and Treasurer (since 2021).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus AllianzGI Closed-End Funds; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President ( 2016 to 2021), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.
Carr, Kevin J. YOB: 1954	Senior Vice President and Assistant Secretary (since 2021).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Assistant Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Assistant Secretary, (since 2021), Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (2015 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President and Chief Compliance Officer (since 2021).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Chief Compliance Officer (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (2012 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021), Vice President (2014 to 2017) and Chief Compliance Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Fromm, Jennifer YOB: 1973	Vice President, Chief Legal Officer, Counsel and Secretary (since 2021).	Vice President (since 2016) and Senior Counsel (since 2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Vice President, Chief Legal Officer, Counsel and Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Vice President and Assistant Secretary (since 2021), Virtus AllianzGI Closed-End Funds; Vice President and Secretary (since 2020), DNP Select Income Fund Inc., Duff & Phelps Utility and Infrastructure Fund Inc., and DTF Tax-Free Income Inc.; Vice President, Chief Legal Officer and Secretary (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Vice President, Chief Legal Officer, Counsel and Secretary (since 2020), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Vice President (since 2017) and Assistant Secretary (since 2008), Virtus Mutual Funds Family; Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Variable Insurance Trust; and Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Alternative Solutions Trust.
Short, Julia R. YOB: 1972	Senior Vice President (since 2021).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus Closed-End Funds; Senior Vice President (2018 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Senior Vice President (since 2018), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Executive Vice President, Product Management (since 2021), and Executive Vice President and Chief Operating Officer (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021), Virtus Mutual Fund Family, Virtus Investment Trust, Virtus Strategy Trust, Virtus Global Multi-Sector Income Fund, and Virtus Total Return Fund Inc.; Executive Vice President (since May to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

Virtus AllianzGI Focused Growth Fund,
a series of Virtus Investment Trust (Unaudited)
Supplement dated July 27, 2021 to the Summary Prospectus and the Virtus Investment Trust
Statutory Prospectus, each dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective August 4, 2021, Nina Gupta, CFA will no longer be a portfolio manager of the Virtus AllianzGI Focused Growth Fund (the “Fund”). In addition, Kimberlee Millar, CFA will be added as a portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:
> Raphael L. Edelman, lead and senior portfolio manager and a managing director, has managed the fund since 2016.
> Kimberlee Millar, CFA, portfolio manager and director, has managed the fund since August 2021.
In the Management of the Funds section under “Portfolio Management” on page 131 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following:
Virtus AllianzGI Focused Growth Fund	Raphael L. Edelman (since 2016) Kimberlee Millar, CFA (since August 2021)
The portfolio manager biographies under the referenced table will be amended by removing the reference to Nina Gupta, CFA and adding the following for Kimberlee Millar, CFA:
Kimberlee Millar, CFA. Ms. Millar is a portfolio manager and director with the Large Cap US Equities group at Allianz Global Investors, which she joined in 2005. She currently serves as co-manager on the core, core growth and focused growth strategies. She previously worked as an assistant economist at the Investment Company Institute in Washington, D.C., and before that at Heiden Associates Inc., an economic consulting firm in Washington, D.C. She has a B.A. in economics from the University of Calgary, Canada, and an M.A. in economics from Queen’s University, Canada. Ms. Millar is a CFA charterholder and a member of the CFA Institute.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VIT 8061 AllianzGI Focused Growth PM Change (7/2021)

Virtus AllianzGI Global Small-Cap Fund, a series of Virtus Investment Trust (Unaudited)
Supplement dated July 27, 2021 to the Summary Prospectus and the Virtus Investment Trust
Statutory Prospectus each dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective October 1, 2021, Jasmine To will be added as a portfolio manager of Virtus AllianzGI Global Small-Cap Fund (the “Fund”).
The following disclosure will be added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:
> Jasmine To, portfolio manager, has managed the fund since October 2021.
In the Management of the Funds section under “Portfolio Management” on page 131 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following and an associated footnote:
Virtus AllianzGI Global Small-Cap Fund *	Andrew Neville (Lead) (since 2010)
Bjoern Mehrmann, CFA, CMA (since 2012)
Heinrich Ey, CFA, DVFA/CEFA (since 2016)
Koji Nakatsuka, CFA, CMA (since 2010)
Miguel Pohl, CFA (since 2018)
Stuart Winchester, CFA (since 2020)
Jeffrey D. Parker, CFA (since 2020)
Moritz Dufner, CFA, CAIA (since 2020)
Mark W. Phanitsiri, CFA (since 2020)
Jasmine To (since October 2021)
* Andrew Neville serves as the lead portfolio manager of the Virtus AllianzGI Global Small-Cap Fund and is based in London, England. The fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while Messrs. Parker, Dufner and Phanitsiri, are responsible for North American security selection. Finally, Mr. Nakatsuka is responsible for stock selection in the Japanese market, and Mr. Winchester and Ms. To are responsible for stock selection in the Asia-Pacific (ex-Japan) market.
The portfolio manager biographies under the referenced table will be amended by adding the following for Jasmine To:
Jasmine To. Ms. To is a portfolio manager with Allianz Global Investors, which she joined in 2017. She started at AllianzGI as a research analyst specializing in smaller companies across Asia ex-Japan. Prior to joining the firm, she worked at Point72 Asset Management as a research analyst focused on consumer and automotive sectors in China. Ms. To also previously worked in the Corporate Finance team at Li & Fund, and as an investment banking analyst at Deutsche Bank, involved in equity and debt capital markets and M&A transactions. Ms. To has 10 years of investment industry experience. She holds a Bachelor of Science degree in Economics from the London School of Economics.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VIT 8061 AllianzGI Global Small-Cap PM Changes (7/2021)

Virtus AllianzGI Income & Growth Fund,
a series of Virtus Investment Trust (Unaudited)
Supplement dated July 16, 2021 to the Summary Prospectus, the Virtus Investment Trust
Statutory Prospectus and the Statement of Additional Information (“SAI”),
each dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
Allianz Global Investors U.S. LLC (“AllianzGI”) announced that effective March 1, 2022, Douglas G. Forsyth will be stepping down as portfolio manager for Virtus AllianzGI Income & Growth Fund (the “Fund”). There will be no changes to the investment processes for the Fund, which are team oriented. The Prospectuses and SAI will be updated as appropriate up to and including at the time of the transition.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VIT 8061/AGI PM Announcement (7/2021)

Virtus AllianzGI Small-Cap Fund (the “Fund”),
a series of Virtus Investment Trust (Unaudited)
Supplement dated August 19, 2021 to the Summary Prospectus and the Virtus Investment Trust
Statutory Prospectus, each dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
The “Investment Objective” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus is hereby corrected with the following disclosure:
The fund seeks long-term capital appreciation.
The investment objective for the Fund was correctly disclosed on page 104 of the statutory Prospectus under the heading “Non-Fundamental Investment Objectives” and remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VIT 8061/AGISmallCapFundObjectiveSummaryCorrection (8/2021)

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS INVESTMENT TRUST
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummund
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer S. Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8074	8-21

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

Effective February 1, 2021, the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, was amended. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2) As of the beginning of the period covered by the report, the Registrant’s Board of Trustees had determined that James A. Jacobson and Davey S. Scoon, both of whom served on the Trust’s Audit Oversight Committee, qualified as “audit committee financial experts” and were “independent” for purposes of this Item. On February 1, 2021, the members of the Board changed, the Audit Oversight Committee changed to the Audit Committee and its membership changed, and as a result the Registrant’s Board of Trustees reviewed the new membership to determine whether the members possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert” and determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses such attributes. Each of Messrs. Burke and Zino, and Ms. McDaniel, was an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR as of the end of the period covered by the report.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $297,900 for 2021 and $559,910 for 2020.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $74,520 for 2021 and $155,000 for 2020.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Virtus Investment Trust’s (the “Fund”) Board of Trustees has adopted policies and procedures with regard to the pre-approval of services provided by the Registrant’s auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $74,520 for 2021 and $1,738,597 for 2020.

**Note the Registrant changed investment advisers during its fiscal year and thus, the 2021 fees represent the fee structure under the current investment adviser (Virtus Investment Advisers, Inc.) and the 2020 fees represents the fee structure under the former investment adviser (Allianz Global Investors U.S. LLC).

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Effective February 1, 2021, the Board has adopted a new policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the attention of the Board’s Governance and Nominating Committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	9/3/21

*	Print the name and title of each signing officer under his or her signature.